UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2015 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #(1) - 100.0%
Domestic Equity Investment Companies - 45.4%

VALIC Co. I Blue Chip Growth Fund	1,257,447	$23,501,680
VALIC Co. I Dividend Value Fund	547,394	7,203,707
VALIC Co. I Mid Cap Index Fund	818,429	22,531,349
VALIC Co. I Mid Cap Strategic Growth Fund	436,489	6,355,276
VALIC Co. I Nasdaq-100 Index Fund	1,426,210	15,346,020
VALIC Co. I Science & Technology Fund	457,185	12,412,564
VALIC Co. I Small Cap Index Fund	1,274,770	26,183,771
VALIC Co. I Small Cap Special Values Fund	786,905	10,631,085
VALIC Co. I Stock Index Fund	550,148	20,063,888
VALIC Co. I Value Fund	122,755	1,831,502
VALIC Co. II Capital Appreciation Fund	950,120	16,494,078
VALIC Co. II Large Cap Value Fund	377,610	6,729,004
VALIC Co. II Mid Cap Growth Fund	883,288	7,790,598
VALIC Co. II Mid Cap Value Fund	1,346,713	31,041,738
VALIC Co. II Small Cap Growth Fund	696,251	10,868,485
VALIC Co. II Small Cap Value Fund	1,275,218	18,771,210

Total Domestic Equity Investment Companies
(cost $200,411,825)		237,755,955

Domestic Fixed Income Investment Companies - 21.7%

VALIC Co. I Capital Conservation Fund	902,042	8,921,196
VALIC Co. I Government Securities Fund	911,849	9,866,211
VALIC Co. I Inflation Protected Fund	373,809	3,992,284
VALIC Co. II Core Bond Fund	3,391,866	37,140,935
VALIC Co. II High Yield Bond Fund	3,774,487	27,516,011
VALIC Co. II Strategic Bond Fund	2,394,777	26,270,702

Total Domestic Fixed Income Investment Companies
(cost $117,271,691)		113,707,339

International Equity Investment Companies - 24.6%

VALIC Co. I Emerging Economies Fund	772,112	5,065,052
VALIC Co. I Foreign Value Fund	2,787,374	25,699,588
VALIC Co. I International Equities Index Fund	8,727,227	57,512,427
VALIC Co. I International Growth Fund	2,078,821	27,482,007
VALIC Co. II International Opportunities Fund	838,135	13,007,861

Total International Equity Investment Companies
(cost $135,468,994)		128,766,935

Real Estate Investment Companies - 8.3%

VALIC Co. I Global Real Estate Fund
(cost $42,698,713)	5,155,889	43,464,142

TOTAL INVESTMENTS
(cost $495,851,223)(2)	100.0%	523,694,371
Liabilities in excess of other assets	(0.0)	(31,728)

NET ASSETS	100.0%	$523,662,643

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$523,694,371	$—	$—	$523,694,371

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Invesments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - November 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.7%
Advertising Agencies - 1.3%

Interpublic Group of Cos., Inc.	48,721	$1,120,583

Aerospace/Defense - 1.7%

Raytheon Co.	11,739	1,455,988

Aerospace/Defense-Equipment - 1.1%

United Technologies Corp.	10,206	980,286

Agricultural Chemicals - 0.9%

CF Industries Holdings, Inc.	17,044	786,410

Agricultural Operations - 0.8%

Archer-Daniels-Midland Co.	19,276	703,381

Apparel Manufacturers - 1.3%

Hanesbrands, Inc.	36,838	1,129,821

Applications Software - 4.1%

Citrix Systems, Inc.†	14,186	1,087,641
Intuit, Inc.	10,048	1,006,809
Salesforce.com, Inc.†	18,822	1,499,925

		3,594,375

Athletic Footwear - 2.0%

NIKE, Inc., Class B	13,134	1,737,366

Auto-Cars/Light Trucks - 0.5%

Tesla Motors, Inc.†#	1,745	401,804

Auto/Truck Parts & Equipment-Original - 1.0%

Delphi Automotive PLC	9,790	860,345

Beverages-Non-alcoholic - 2.9%

PepsiCo, Inc.	24,693	2,473,251

Brewery - 1.3%

Molson Coors Brewing Co., Class B	12,212	1,123,870

Cable/Satellite TV - 1.9%

Comcast Corp., Class A	27,398	1,667,442

Chemicals-Diversified - 1.1%

Dow Chemical Co.	18,100	943,553

Computer Data Security - 0.5%

Fortinet, Inc.†	12,187	438,976

Computer Services - 1.2%

Cognizant Technology Solutions Corp., Class A†	15,920	1,028,114

Computer Software - 0.9%

Akamai Technologies, Inc.†	13,797	794,845

Computers - 6.5%

Apple, Inc.	47,851	5,660,773

Cosmetics & Toiletries - 1.5%

Estee Lauder Cos., Inc., Class A	15,274	1,284,849

Diagnostic Equipment - 1.7%

Danaher Corp.	15,421	1,486,430

E-Commerce/Products - 3.5%

Amazon.com, Inc.†	4,511	2,998,913

E-Commerce/Services - 1.3%

Priceline Group, Inc.†	910	1,136,454

Electronic Components-Semiconductors - 1.2%

Avago Technologies, Ltd.	7,946	1,036,556

Electronic Forms - 1.3%

Adobe Systems, Inc.†	12,274	1,122,580

Enterprise Software/Service - 1.8%

Oracle Corp.	40,308	1,570,803

Finance-Consumer Loans - 1.2%

Synchrony Financial†	33,402	1,063,186

Finance-Credit Card - 3.1%

Visa, Inc., Class A	34,052	2,690,449

Finance-Other Services - 1.5%

Intercontinental Exchange, Inc.	4,893	1,271,397

Food-Misc./Diversified - 3.0%

ConAgra Foods, Inc.	29,006	1,187,216
Mondelez International, Inc., Class A	32,973	1,439,601

		2,626,817

Instruments-Controls - 2.3%

Honeywell International, Inc.	18,990	1,974,010

Internet Application Software - 0.6%

Splunk, Inc.†	8,759	521,161

Internet Content-Entertainment - 3.5%

Facebook, Inc., Class A†	29,326	3,056,942

Investment Management/Advisor Services - 3.1%

Ameriprise Financial, Inc.	6,377	720,282
BlackRock, Inc.	3,102	1,128,260
Federated Investors, Inc., Class B	27,888	873,452

		2,721,994

Medical Information Systems - 1.0%

Cerner Corp.†	14,609	870,696

Medical Instruments - 1.1%

Boston Scientific Corp.†	49,897	912,117

Medical-Biomedical/Gene - 6.0%

Alexion Pharmaceuticals, Inc.†	5,780	1,031,383
Biogen, Inc.†	4,457	1,278,535
Illumina, Inc.†	4,802	883,088
Regeneron Pharmaceuticals, Inc.†	1,588	864,666
Vertex Pharmaceuticals, Inc.†	8,544	1,105,252

		5,162,924

Medical-Drugs - 5.0%

AbbVie, Inc.	28,469	1,655,473
Allergan PLC†	3,208	1,006,959
Bristol-Myers Squibb Co.	25,604	1,715,724

		4,378,156

Medical-HMO - 1.9%

UnitedHealth Group, Inc.	14,883	1,677,463

Medical-Wholesale Drug Distribution - 1.3%

Cardinal Health, Inc.	12,551	1,090,054

Networking Products - 1.6%

Cisco Systems, Inc.	51,383	1,400,187

Oil-Field Services - 1.0%

Schlumberger, Ltd.	11,631	897,332

Pharmacy Services - 1.4%

Express Scripts Holding Co.†	14,532	1,242,195

Retail-Apparel/Shoe - 0.6%

lululemon athletica, Inc.†#	10,547	504,358

Retail-Building Products - 2.6%

Home Depot, Inc.	16,931	2,266,722

Retail-Perfume & Cosmetics - 1.4%

Ulta Salon Cosmetics & Fragrance, Inc.†	7,276	1,215,092

Retail-Restaurants - 2.2%

McDonald’s Corp.	16,736	1,910,582

Telephone-Integrated - 1.0%

Verizon Communications, Inc.	19,032	865,004

Television - 2.0%

AMC Networks, Inc., Class A†	10,273	835,297
CBS Corp., Class B	18,139	915,657

		1,750,954

Transport-Services - 1.6%

FedEx Corp.	8,487	1,345,529

Web Portals/ISP - 5.4%

Alphabet, Inc., Class A†	2,842	2,168,020
Alphabet, Inc., Class C†	3,379	2,509,245

		4,677,265

Total Long-Term Investment Securities
(cost $67,208,331)		85,630,354

SHORT-TERM INVESTMENT SECURITIES - 2.4%
Registered Investment Companies - 1.1%

State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	980,683	980,683
Time Deposits - 1.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	$1,073,000	1,073,000

Total Short-Term Investment Securities
(cost $2,053,683)		2,053,683

TOTAL INVESTMENTS
(cost $69,262,014)(3)	101.1%	87,684,037
Liabilities in excess of other assets	(1.1)	(977,570)

NET ASSETS —	100.0%	$86,706,467

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $906,162. This was secured by collateral of $980,683, which was received in cash and subsequently invested in short-term investments currently valued at $980,683 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$85,630,354	$—	$—	$85,630,354
Short-Term Investment Securities :
Registered Investment Companies	980,683	—	—	980,683
Time Deposits	—	1,073,000	—	1,073,000

Total Investments at Value	$86,611,037	$1,073,000	$—	$87,684,037

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2015 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 12.9%

VALIC Co. I Blue Chip Growth Fund	245,852	$4,594,980
VALIC Co. I Mid Cap Index Fund	59,509	1,638,296
VALIC Co. I Mid Cap Strategic Growth Fund	132,301	1,926,309
VALIC Co. I Nasdaq-100 Index Fund	152,619	1,642,177
VALIC Co. I Science & Technology Fund	95,253	2,586,130
VALIC Co. I Small Cap Index Fund	247,879	5,091,434
VALIC Co. I Small Cap Special Values Fund	203,623	2,750,949
VALIC Co. I Stock Index Fund	9,944	362,669
VALIC Co. I Value Fund	22,707	338,788
VALIC Co. II Capital Appreciation Fund	201,032	3,489,907
VALIC Co. II Large Cap Value Fund	97,688	1,740,808
VALIC Co. II Mid Cap Growth Fund	223,055	1,967,346
VALIC Co. II Mid Cap Value Fund	294,508	6,788,420
VALIC Co. II Small Cap Growth Fund	110,059	1,718,029
VALIC Co. II Small Cap Value Fund	345,923	5,091,991

Total Domestic Equity Investment Companies
(cost $37,104,242)		41,728,233

Domestic Fixed Income Investment Companies - 62.9%

VALIC Co. I Capital Conservation Fund	1,459,681	14,436,243
VALIC Co. I Government Securities Fund	590,346	6,387,544
VALIC Co. I Inflation Protected Fund	830,834	8,873,306
VALIC Co. II Core Bond Fund	6,290,994	68,886,386
VALIC Co. II High Yield Bond Fund	5,110,101	37,252,635
VALIC Co. II Strategic Bond Fund	6,225,473	68,293,443

Total Domestic Fixed Income Investment Companies
(cost $209,999,913)		204,129,557

International Equity Investment Companies - 19.2%

VALIC Co. I Emerging Economies Fund	95,033	623,419
VALIC Co. I Foreign Value Fund	1,285,478	11,852,103
VALIC Co. I International Equities Index Fund	4,622,860	30,464,649
VALIC Co. I International Growth Fund	1,087,142	14,372,012
VALIC Co. II International Opportunities Fund	323,996	5,028,418

Total International Equity Investment Companies
(cost $66,610,414)		62,340,601

International Fixed Income Investment Companies - 0.0%

VALIC Co. I International Government Bond Fund
(cost $4,548)	403	4,447

Real Estate Investment Companies - 5.0%

VALIC Co. I Global Real Estate Fund
(cost $16,363,725)	1,907,696	16,081,881

TOTAL INVESTMENTS
(cost $330,082,842)(2)	100.0%	324,284,719
Other assets less liabilities	0.0	18,139

NET ASSETS	100.0%	$324,302,858

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$324,284,719	$—	$—	$324,284,719

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 4.5%
Diversified Financial Services - 4.5%

American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$422,000	$423,407
AmeriCredit Automobile Receivables Trust Series 2015-2, Class C 2.40% due 01/08/2021	1,145,000	1,142,317
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	1,050,000	1,061,344
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	571,000	582,436
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.80% due 10/25/2034	1,046,801	978,373
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	950,000	952,020
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	989,257	973,992
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	1,217,000	1,213,870
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39% due 09/20/2018	1,166,000	1,163,011
CarMax Auto Owner Trust Series 2014-2, Class C 2.08% due 01/15/2020	652,000	651,401
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.57% due 04/15/2021	1,446,000	1,439,952
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	1,478,000	1,508,573
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	1,460,000	1,493,405
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	1,778,000	1,817,804
Commercial Mtg. Trust Series 2015-LC23, Class A4 3.77% due 10/10/2053(1)	2,729,000	2,819,462
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(1)	2,784,000	2,802,357
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	54,065	54,456
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	660,013	662,595
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30% due 03/23/2020*	1,179,000	1,172,115
Discover Card Execution Note Trust Series 2015-A4, Class A1 2.19% due 04/17/2023	4,356,000	4,353,386
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.38% due 11/25/2036	1,519,048	1,327,458
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	1,001,000	1,005,946
Ford Credit Auto Owner Trust Series 2015-1, Class A 2.12% due 07/15/2026*	900,000	896,036
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	62,411
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(1)	3,200,000	3,267,854
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3 1.40% due 11/15/2018*	170,000	169,437
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.20% due 06/17/2031*	1,495,000	1,465,676
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	948,991	974,366
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	1,000,000	1,026,236
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(1)	1,112,000	1,146,776
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	350,000	349,550
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	1,961,024	1,931,565
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	1,000,000	1,000,802
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	436,372	437,707
Sierra Timeshare Receivables Funding LLC Series 2015-2A, Class A 2.43% due 06/20/2032*	708,094	699,023

Synchrony Credit Card Master Note Trust Series 2014-1, Class A 1.61% due 11/15/2020	1,400,000	1,399,994
Synchrony Credit Card Master Note Trust Series 2015-3, Class A 1.74% due 09/15/2021	434,000	433,611
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	2,161,000	2,163,245
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(1)	2,400,000	2,432,781
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.75% due 11/25/2034(2)	381,959	383,065
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	949,000	953,156
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	549,000	543,591
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	1,161,000	1,190,671

Total Asset Backed Securities
(cost $52,988,367)		52,527,233

U.S. CORPORATE BONDS & NOTES - 25.4%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	581,000	578,225

Aerospace/Defense - 0.4%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	1,083,000	1,083,170
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	202,000	196,119
Boeing Co. Senior Notes 0.95% due 05/15/2018	1,467,000	1,453,387
Boeing Co. Senior Notes 2.20% due 10/30/2022	817,000	797,860
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	701,000	717,784

		4,248,320

Aerospace/Defense-Equipment - 0.3%

Harris Corp. Senior Notes 4.85% due 04/27/2035	1,004,000	986,337
Harris Corp. Senior Notes 5.05% due 04/27/2045	950,000	930,485
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	254,000	259,715
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021	419,000	425,285
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023*	710,000	731,300

		3,333,122

Airlines - 0.1%

Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	693,000	709,022
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	3,695	3,755
Atlas Air, Inc. Company Guar. Notes Series 1999-1, Class B 7.63% due 07/02/2016(3)	45,115	45,566
United Airlines Pass-Through Trust Senior Notes Series 2014-2, Class B 4.63% due 03/03/2024	920,000	920,000

		1,678,343

Alternative Waste Technology - 0.0%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	469,000	485,415

Applications Software - 0.1%

Microsoft Corp. Senior Notes 1.30% due 11/03/2018	886,000	884,248
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	776,000	796,858

		1,681,106

Athletic Footwear - 0.1%

NIKE, Inc. Senior Notes 3.88% due 11/01/2045	771,000	746,495

Auto-Cars/Light Trucks - 0.7%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	1,381,000	1,377,481
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	1,461,000	1,449,615

Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,689,000	1,672,980
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	587,000	593,483
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	698,000	695,571
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	2,128,000	2,123,214
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	698,000	698,471

		8,610,815

Auto-Heavy Duty Trucks - 0.2%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	318,000	332,310
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	1,540,000	1,535,003

		1,867,313

Auto/Truck Parts & Equipment-Original - 0.1%

Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	353,000	365,355
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	523,000	483,775

		849,130

Banks-Commercial - 1.2%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	2,146,000	2,133,184
Discover Bank Senior Notes 3.10% due 06/04/2020	452,000	456,654
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	1,423,000	1,415,171
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	2,582,000	2,572,614
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	975,008
KeyBank NA Senior Notes 2.25% due 03/16/2020	1,256,000	1,247,241
PNC Bank NA Senior Notes 1.85% due 07/20/2018	2,200,000	2,206,710
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,841,000	2,342,595

		13,349,177

Banks-Fiduciary - 0.1%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,586,865

Banks-Super Regional - 0.4%

Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	733,000	730,461
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	983,000	998,958
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	900,000	926,628
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	1,449,000	1,474,652

		4,130,699

Batteries/Battery Systems - 0.1%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*	605,000	603,488

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	2,222,000	2,215,287

Broadcast Services/Program - 0.1%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	609,000	590,730

Building & Construction Products-Misc. - 0.0%

Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	190,000	195,938

Building & Construction-Misc. - 0.1%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	650,000	607,750

Building Products-Cement - 0.1%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	750,000	690,000

Building Products-Wood - 0.1%

Masco Corp. Senior Notes 4.45% due 04/01/2025	1,336,000	1,309,280

Building-Residential/Commercial - 0.0%

Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	500,000	531,250

Cable/Satellite TV - 0.3%

Altice US Finance I Corp. Senior Sec. Notes 5.38% due 07/15/2023*	300,000	300,000
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	877,000	879,193
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	1,243,000	1,249,174
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	569,000	589,045
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*	414,000	416,070
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	500,000	432,500

		3,865,982

Casino Hotels - 0.3%

Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	882,000	855,540
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	399,000	366,083
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	640,000	528,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	500,000	520,000
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	463,000	475,732
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	175,000	173,250

		2,918,605

Cellular Telecom - 0.3%

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	719,000	550,035
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	783,000	634,230
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	1,772,000	1,392,127
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	445,000	448,338
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	832,000	830,960

		3,855,690

Chemicals-Diversified - 0.2%

Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	455,000	384,475
Solvay Finance America LLC Company Guar. Notes 4.45% due 12/03/2025*	1,350,000	1,348,380

		1,732,855

Chemicals-Specialty - 0.1%

Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	491,000	493,455
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	702,143
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	497,000	330,505

		1,526,103

Coal - 0.0%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	509,000	402,110

Coatings/Paint - 0.2%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,691,000	1,587,511
Sherwin-Williams Co. Senior Notes 4.55% due 08/01/2045	453,000	470,157
Valspar Corp. Senior Notes 3.95% due 01/15/2026	444,000	445,332

		2,503,000

Commercial Services-Finance - 0.2%

Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	517,000	521,851
Global Cash Access, Inc. Senior Notes 10.00% due 01/15/2022*	559,000	493,318

Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	270,000	238,950
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	842,000	682,020

		1,936,139

Computer Services - 0.3%

Hewlett Packard Enterprise Co. Company Guar. Notes 4.90% due 10/15/2025*	982,000	969,185
Hewlett Packard Enterprise Co. Company Guar. Notes 6.20% due 10/15/2035*	1,147,000	1,112,106
Hewlett Packard Enterprise Co. Company Guar. Notes 6.35% due 10/15/2045*	1,043,000	1,002,796
Leidos, Inc. Company Guar. Notes 7.13% due 07/01/2032	64,000	65,641

		3,149,728

Computer Software - 0.0%

Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	515,000	515,000

Computers - 0.3%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	1,509,000	1,548,457
Apple, Inc. Senior Notes 3.45% due 02/09/2045	257,000	220,767
Dell, Inc. Senior Notes 4.63% due 04/01/2021	278,000	277,305
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	1,946,000	1,790,900

		3,837,429

Consumer Products-Misc. - 0.1%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	358,000	355,586
SC Johnson & Son, Inc. Senior Notes 4.75% due 10/15/2046*	455,000	472,319

		827,905

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	743,000	809,870

Containers-Paper/Plastic - 0.1%

Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	426,000	430,250
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	454,000	385,900
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	147,000	150,307

		966,457

Data Processing/Management - 0.2%

Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	433,000	447,862
First Data Corp. Sub. Notes 5.00% due 01/15/2024*	499,000	499,000
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	125,000	127,423
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	751,000	751,000
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	141,000	142,234

		1,967,519

Diagnostic Equipment - 0.1%

Danaher Corp. Senior Notes 3.35% due 09/15/2025	740,000	753,660
Danaher Corp. Senior Notes 4.38% due 09/15/2045	410,000	419,209

		1,172,869

Dialysis Centers - 0.0%

DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	500,000	498,750

Disposable Medical Products - 0.0%

Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	237,000	237,296

Distribution/Wholesale - 0.1%

American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	615,000	623,456
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022#	359,000	359,898
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	336,000	325,063

		1,308,417

Diversified Banking Institutions - 2.6%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,226,000	1,239,388
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	625,000	622,057
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,028,000	1,015,406
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	1,231,000	1,235,597
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,581,000	1,821,165
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	75,000	91,078
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	743,000	726,272
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	2,809,000	2,855,573
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	923,000	922,456
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	592,000	669,484
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	1,226,000	1,258,883
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,741,000	1,746,536
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	375,000	374,957
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	438,000	435,388
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,176,000	1,409,755
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,140,000	2,565,113
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	1,766,000	1,768,072
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	572,000	578,523
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	1,180,000	1,193,540
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	565,000	571,475
Morgan Stanley Senior Notes 1.88% due 01/05/2018	1,088,000	1,092,386
Morgan Stanley Senior Notes 2.80% due 06/16/2020	633,000	640,071
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	2,714,000	2,779,277
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,208,000	1,258,200
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	1,462,000	1,575,517

		30,446,169

Diversified Financial Services - 0.2%

General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	304,000	372,822
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	1,623,000	1,631,650

		2,004,472

Diversified Manufacturing Operations - 0.4%

General Electric Co. Senior Notes 2.70% due 10/09/2022	882,000	884,673
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	1,206,000	1,323,955
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,070,000	1,097,152
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	777,000	734,166

		4,039,946

Diversified Operations - 0.0%

MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	535,000	531,729

E-Commerce/Services - 0.0%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025*	508,000	525,145

Educational Software - 0.0%

Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	400,000	356,000

Electric-Distribution - 0.1%

Entergy Louisiana LLC Company Guar. Notes 4.95% due 01/15/2045	726,000	733,346

Electric-Integrated - 1.1%

AES Corp. Senior Notes 4.88% due 05/15/2023	530,000	477,662
AES Corp. Senior Notes 5.50% due 03/15/2024	424,000	386,345
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	549,000	546,314
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,389,000	1,457,528
Entergy Arkansas, Inc. Senior Sec. Notes 4.95% due 12/15/2044	814,000	788,677
Exelon Corp. Senior Notes 4.95% due 06/15/2035	479,000	483,710
Exelon Corp. Senior Notes 5.10% due 06/15/2045	490,000	495,946
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	745,000	745,211
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	826,000	995,794
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	265,000	267,180
Louisville Gas & Electric Co. Pass Through Certs. 4.38% due 10/01/2045	127,000	131,896
Mirant Mid Atlantic LLC Pass Through Trust 1st. Mtg. Bonds 10.06% due 12/30/2028	705,389	726,551
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	606,000	640,257
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	1,426,000	1,423,506
Southern Co. Senior Notes 1.30% due 08/15/2017	1,185,000	1,175,682
Southern Power Co. Senior Notes 4.15% due 12/01/2025	979,000	984,218
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025*#	809,000	695,740
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	580,000	580,585

		13,002,802

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	667,000	656,703
Corning, Inc. Senior Notes 2.90% due 05/15/2022	667,000	640,074

		1,296,777

Electronic Components-Semiconductors - 0.2%

Intel Corp. Senior Notes 1.35% due 12/15/2017	1,120,000	1,123,741
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	600,000	551,250
Qorvo, Inc. Company Guar. Notes 6.75% due 12/01/2023*#	79,000	80,778
Qorvo, Inc. Company Guar. Notes 7.00% due 12/01/2025*#	199,000	204,472

		1,960,241

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	290,000	275,570

Energy-Alternate Sources - 0.1%

TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	820,000	610,900

Enterprise Software/Service - 0.1%

Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	500,000	501,250
Oracle Corp. Senior Notes 3.90% due 05/15/2035	651,000	620,855

		1,122,105

Finance-Auto Loans - 0.2%

Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024#	1,175,000	1,217,535
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	494,000	497,396
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	600,000	606,000

		2,320,931

Finance-Commercial - 0.0%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	223,000	202,930
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	220,000	213,125

		416,055

Finance-Consumer Loans - 0.2%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	991,000	768,025
Navient Corp. Senior Notes 5.88% due 10/25/2024	350,000	298,375
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	514,000	538,415
SLM Corp. Senior Notes 5.63% due 08/01/2033	28,000	20,580
Synchrony Financial Senior Notes 4.25% due 08/15/2024	1,135,000	1,134,249

		2,759,644

Finance-Credit Card - 0.2%

American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	1,100,000	1,099,170
Discover Financial Services Senior Notes 3.75% due 03/04/2025	1,177,000	1,154,566

		2,253,736

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	230,000	23
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	754,000	752,760

		752,801

Finance-Leasing Companies - 0.1%

Air Lease Corp. Senior Notes 4.75% due 03/01/2020	793,000	836,123

Finance-Mortgage Loan/Banker - 0.1%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	850,000	821,312

Finance-Other Services - 0.5%

Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	522,000	526,478
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	558,000	556,719
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	2,209,000	2,208,143
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	1,116,000	1,097,731
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	501,000	497,745
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 3.25% due 11/01/2025	526,000	524,549

		5,411,365

Firearms & Ammunition - 0.0%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	451,000	340,505

Food-Dairy Products - 0.1%

Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	600,000	618,000

Food-Flour & Grain - 0.0%

Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*	370,000	383,875

Food-Meat Products - 0.1%

JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	648,000	638,280

Food-Misc./Diversified - 0.0%

Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	300,000	294,000

Food-Retail - 0.1%

SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022#	710,000	660,300
Whole Foods Market, Inc. Senior Notes 5.20% due 12/03/2025*	385,000	384,465

		1,044,765

Food-Wholesale/Distribution - 0.0%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	261,000	232,290

Gambling (Non-Hotel) - 0.1%

Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	258,000	248,970
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	500,000	385,000
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(3)(4)	5,195	51

		634,021

Gas-Distribution - 0.0%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	516,000	500,489

Hotels/Motels - 0.0%

Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	350,000	350,000

Human Resources - 0.0%

Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	450,000	463,500

Independent Power Producers - 0.1%

Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	425,000	409,674
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	406,000	359,310
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	721,000	666,925

		1,435,909

Industrial Gases - 0.0%

Airgas, Inc. Senior Notes 3.05% due 08/01/2020	352,000	356,875

Insurance Brokers - 0.0%

USI, Inc. Senior Notes 7.75% due 01/15/2021*	475,000	465,500

Insurance-Life/Health - 0.4%

CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	229,000	233,008
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	552,000	617,659
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	1,429,000	1,424,412
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,493,000	2,480,400
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	360,000	361,815

		5,117,294

Insurance-Multi-line - 0.3%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	2,184,000	2,553,190
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	592,000	603,731

		3,156,921

Insurance-Mutual - 0.3%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	700,000	635,949
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,511,000	1,526,025
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	483,000	464,503
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,394,000	1,402,506

		4,028,983

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	633,000	618,758

Investment Management/Advisor Services - 0.1%

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	343,000	334,425
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	823,000	790,080

		1,124,505

Machinery-Farming - 0.3%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	1,638,000	1,635,697
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	1,975,000	1,980,548

		3,616,245

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	499,000	471,555

Medical Labs & Testing Services - 0.5%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	292,000	288,064
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	945,000	919,204
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	484,000	442,531
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*#	2,037,000	2,042,425
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,610,934

		5,303,158

Medical Products - 0.1%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	431,000	436,840
Greatbatch, Ltd. Senior Notes 9.13% due 11/01/2023*	485,000	485,000
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	519,000	485,265

		1,407,105

Medical-Biomedical/Gene - 0.3%

Biogen, Inc. Senior Notes 4.05% due 09/15/2025	835,000	841,724
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	816,000	819,302
Celgene Corp. Senior Notes 5.00% due 08/15/2045	889,000	888,928
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	571,000	580,087

		3,130,041

Medical-Drugs - 0.3%

Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	900,000	893,427
Baxalta, Inc. Senior Notes 4.00% due 06/23/2025*	483,000	478,623
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.75% due 01/15/2022*	490,000	493,675
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	1,079,000	1,179,705

		3,045,430

Medical-Generic Drugs - 0.0%

Mylan, Inc. Company Guar. Notes 5.40% due 11/29/2043	518,000	493,073

Medical-HMO - 0.1%

UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	894,000	893,385
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	633,000	650,196

		1,543,581

Medical-Hospitals - 0.2%

HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	195,000	196,950
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	260,000	258,050
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	95,000	93,337
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	700,000	679,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	935,000	878,900
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	600,000	606,000

		2,712,237

Metal-Copper - 0.0%

Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	572,000	516,230

Multimedia - 0.2%

21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045*	381,000	385,688
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	491,000	418,436

Viacom, Inc. Senior Notes 5.25% due 04/01/2044	993,000	846,757
Walt Disney Co. Senior Notes 1.50% due 09/17/2018#	870,000	875,128

		2,526,009

Music - 0.1%

WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	438,000	443,475
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	252,000	223,650

		667,125

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,162,000	1,177,011

Oil & Gas Drilling - 0.0%

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	186,000	159,960

Oil Companies-Exploration & Production - 0.9%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	2,582,000	2,832,462
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	515,000	175,100
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	500,000	456,250
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	507,000	397,995
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	655,000	425,750
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*#	298,000	234,675
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020#	200,000	63,000
Hess Corp. Senior Notes 5.60% due 02/15/2041	461,000	450,787
Hess Corp. Senior Notes 7.88% due 10/01/2029	461,000	544,742
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	436,000	392,130
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	364,000	142,870
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	585,000	337,837
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	509,000	464,462
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	648,000	613,935
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	553,000	499,864
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020#	614,000	485,060
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022#	700,000	600,250
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	377,000	86,239
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022	520,000	124,800
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	419,000	288,063
SM Energy Co. Senior Notes 5.63% due 06/01/2025	281,000	250,793
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	292,000	267,378
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025#	664,000	546,908

		10,681,350

Oil Companies-Integrated - 0.4%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	1,193,000	1,190,812
Chevron Corp. Senior Notes 1.96% due 03/03/2020	656,000	652,464

ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	469,000	466,340
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	1,240,000	1,240,867
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	822,000	832,493

		4,382,976

Oil Refining & Marketing - 0.1%

Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	621,000	577,524
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	620,000	652,550
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	410,000	410,000

		1,640,074

Oil-Field Services - 0.1%

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	414,000	335,340
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	680,000	550,800

		886,140

Paper & Related Products - 0.7%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	670,000	639,850
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	1,205,000	1,182,045
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	2,152,000	2,132,550
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,790,000	2,819,175
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	697,000	771,766
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	430,000	428,925

		7,974,311

Pipelines - 0.8%

Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	245,000	243,680
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	1,133,000	877,912
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	426,000	322,094
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,894,000	1,753,764
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	314,000	266,900
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	250,000	227,500
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	438,750
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	479,000	328,184
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	1,848,000	1,957,736
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	1,322,000	1,257,777
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	387,000	325,080
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	225,000	207,563
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	117,000	113,051
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	384,000	394,560
Williams Partners LP Senior Notes 4.00% due 09/15/2025	438,000	357,720
Williams Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	796,000	700,406

		9,772,677

Printing-Commercial - 0.1%

Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	475,000	474,406
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	525,000	405,563

		879,969

Publishing-Newspapers - 0.1%

Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	493,000	457,257
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	519,000	486,737

		943,994

Publishing-Periodicals - 0.2%

Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	953,000	945,852
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	805,000	776,825

		1,722,677

Radio - 0.0%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	500,000	495,000

Real Estate Investment Trusts - 0.7%

Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	320,000	302,400
Communications Sales & Leasing, Inc./CSL Capital LLC Company Guar. Notes 8.25% due 10/15/2023	380,000	338,200
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	497,000	503,212
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	348,000	351,480
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	515,000	522,725
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	289,000	285,387
HCP, Inc. Senior Notes 3.75% due 02/01/2016	330,000	331,553
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	535,000	516,567
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	500,000	485,000
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	347,000	345,187
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	1,327,000	1,263,672
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	1,084,000	1,095,772
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026*	1,333,000	1,369,218

		7,710,373

Real Estate Management/Services - 0.2%

American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	756,000	755,820
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	987,500

		1,743,320

Real Estate Operations & Development - 0.1%

Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	604,000	635,710

Rental Auto/Equipment - 0.1%

United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	300,000	298,125
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	375,000	375,000

		673,125

Retail-Appliances - 0.0%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022#	500,000	468,750

Retail-Automobile - 0.1%

AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	584,000	597,045

Retail-Computer Equipment - 0.0%

GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*#	419,000	416,905

Retail-Discount - 0.2%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	1,248,000	1,233,742
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	985,000	1,016,618

		2,250,360

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	565,437	572,826
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	288,021	310,008
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	501,203	553,079

		1,435,913

Retail-Pawn Shops - 0.0%

Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	450,000	452,250

Retail-Regional Department Stores - 0.0%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	351,000	333,864

Retail-Restaurants - 0.1%

Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	511,000	542,299
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*#	673,000	620,842

		1,163,141

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co. Company Guar. Notes 5.13% due 11/15/2023	312,000	317,928

Satellite Telecom - 0.0%

Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	436,000	470,379

Savings & Loans/Thrifts - 0.7%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	1,520,000	1,578,997
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	3,777,000	4,318,108
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,210,000	2,607,564

		8,504,669

Schools - 0.1%

President and Fellows of Harvard College Notes 3.62% due 10/01/2037	360,000	352,084
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	516,000	485,691

		837,775

Specified Purpose Acquisitions - 0.1%

Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	815,000	702,938

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	1,394,000	1,193,607

Steel-Producers - 0.1%

AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	439,000	165,723
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018#	400,000	340,000
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	377,000	366,632

		872,355

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	743,000	572,110

Telecommunication Equipment - 0.0%

CommScope Technologies Finance LLC 1st. Mtg. Bonds 6.00% due 06/15/2025*	122,000	116,815

Telephone-Integrated - 1.3%

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	2,175,000	2,150,934
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,170,000	1,021,196
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	1,507,000	1,414,289
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	539,000	504,907
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	542,000	602,612
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	208,000	178,880

CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	443,000	410,882
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028	241,000	202,440
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022	334,000	284,735
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	403,000	403,504
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	167,000	163,242
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	125,000	123,906
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	1,047,000	1,026,060
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	1,121,000	1,122,849
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	469,000	444,195
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	130,000	141,141
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	2,797,000	2,486,066
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	2,221,000	2,159,056
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	65,000	75,805

		14,916,699

Theaters - 0.1%

National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	300,000	310,500
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	82,000	83,230
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	320,000	320,000

		713,730

Transport-Rail - 0.0%

Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	339,000	302,167

Travel Services - 0.1%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	714,000	714,000

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	400,000	390,865

Wire & Cable Products - 0.1%

General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	1,337,000	1,123,080

Total U.S. Corporate Bonds & Notes
(cost $303,739,551)		293,979,912

FOREIGN CORPORATE BONDS & NOTES - 7.9%
Aerospace/Defense - 0.1%

Rolls-Royce PLC Company Guar. Notes 2.38% due 10/14/2020*	1,170,000	1,151,288

Agricultural Chemicals - 0.0%

Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	500,000	481,250

Airlines - 0.1%

Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	600,000	631,500

Auto-Cars/Light Trucks - 0.1%

Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	655,000	649,502

Banks-Commercial - 1.8%

Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	47,000	46,938
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	2,290,000	2,294,017
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*	1,421,000	1,409,632
BPCE SA Sub. Notes 4.50% due 03/15/2025*	1,450,000	1,428,211
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 1.70% due 03/19/2018#	377,000	377,056

Credit Suisse AG Senior Notes 1.70% due 04/27/2018	443,000	442,368
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	1,186,000	1,191,284
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	1,529,000	1,527,855
ING Bank NV Senior Notes 4.00% due 03/15/2016*	998,000	1,007,276
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	1,542,000	1,543,610
Kookmin Bank Senior Notes 1.63% due 07/14/2017*#	1,906,000	1,900,183
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017	1,396,000	1,422,959
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	2,515,000	2,506,806
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	2,000,000	2,008,200
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.45% due 10/20/2020	1,952,000	1,936,548

		21,042,943

Banks-Fiduciary - 0.1%

Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	1,070,000	1,066,952

Banks-Money Center - 0.4%

Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/2020*	2,500,000	2,928,925
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*	533,000	532,776
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	591,000	592,291

		4,053,992

Beverages-Non-alcoholic - 0.2%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,764,000	1,759,590

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	1,243,000	1,342,699

Broadcast Services/Program - 0.0%

Grupo Televisa SAB Senior Notes 6.13% due 01/31/2046	394,000	400,040

Building-Residential/Commercial - 0.1%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	629,000	611,702

Cable/Satellite TV - 0.2%

Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	773,000	776,865
Altice SA Company Guar. Notes 7.75% due 05/15/2022*	593,000	554,455
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	873,000	862,088
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.00% due 01/15/2025*	275,000	267,781

		2,461,189

Chemicals-Diversified - 0.0%

NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	425,000	416,500

Chemicals-Plastics - 0.1%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	982,000	845,747

Consumer Products-Misc. - 0.1%

Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	1,100,000	1,049,301

Cruise Lines - 0.1%

NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*	435,000	436,087
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	20,000	23,100
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	673,000	632,620

		1,091,807

Disposable Medical Products - 0.0%

ConvaTec Finance International SA 1st. Mtg. Bonds 8.25% due 01/15/2019*(5)	400,000	390,752

Diversified Banking Institutions - 1.0%

Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	1,207,000	1,185,958
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	3,745,000	3,731,960
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	1,564,000	1,477,139
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	783,000	788,273
Lloyds Banking Group PLC Company Guar. Notes 5.30% due 12/01/2045*	314,000	318,280
Societe Generale SA 1st. Mtg. Bonds 5.63% due 11/24/2045*	485,000	480,000
UBS AG Senior Notes 1.80% due 03/26/2018	2,222,000	2,221,522
UBS AG Sub. Notes 7.63% due 08/17/2022	335,000	386,633
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	537,000	539,355

		11,129,120

Diversified Financial Services - 0.3%

GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*	1,861,000	1,863,256
GE Capital International Funding Co. Company Guar. Notes 4.42% due 11/15/2035*	975,000	1,000,145

		2,863,401

Diversified Manufacturing Operations - 0.0%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	432,000	415,675

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	596,000	491,755
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	493,000	367,285
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*#	277,000	267,305
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018	512,000	399,360

		1,525,705

Electric-Generation - 0.4%

Electricite de France SA Senior Notes 2.35% due 10/13/2020*	2,932,000	2,896,954
Electricite de France SA Senior Notes 3.63% due 10/13/2025*	537,000	531,463
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	1,154,000	1,132,208
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	522,000	515,736

		5,076,361

Electronic Components-Misc. - 0.0%

Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*	330,000	317,813

Electronic Components-Semiconductors - 0.0%

Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	520,000	536,250

Finance-Leasing Companies - 0.1%

Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	68,000	70,040
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	256,000	268,160
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	348,840
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	975,000	985,969

		1,673,009

Gambling (Non-Hotel) - 0.1%

International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*	550,000	523,534
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	929,000	854,680

		1,378,214

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	743,000	654,807
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	400,000	315,224

		970,031

Insurance-Multi-line - 0.2%

XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	563,000	555,098
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	1,264,000	1,193,062

		1,748,160

Insurance-Property/Casualty - 0.1%

Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	824,000	813,141

Machinery-General Industrial - 0.1%

ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	987,000	1,006,740

Medical-Drugs - 0.3%

Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	999,000	1,013,985
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,458,000	1,460,783
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	1,000,000	895,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	170,000	148,325

		3,518,093

Medical-Generic Drugs - 0.2%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,112,000	1,127,075
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	992,000	974,299

		2,101,374

Metal-Copper - 0.0%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	219,000	135,233

Oil Companies-Exploration & Production - 0.3%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	681,000	821,855
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	101,000	84,335
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	480,000	392,400
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	222,000	184,260
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	475,000	408,500
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	1,527,000	1,218,638

		3,109,988

Oil Companies-Integrated - 0.5%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,793,000	1,789,681
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	588,000	594,582
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	711,000	718,255
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	263,000	216,975
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	888,000	886,506
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	902,000	898,862
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	1,024,000	1,021,811

		6,126,672

Paper & Related Products - 0.0%

Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	500,000	477,500

Printing-Commercial - 0.1%

Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	740,000	728,441

Satellite Telecom - 0.1%

Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	650,000	539,500
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	495,000	193,050

		732,550

Security Services - 0.0%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	358,000	318,620

Steel-Producers - 0.0%

ArcelorMittal Senior Notes 7.25% due 02/25/2022#	236,000	208,124
ArcelorMittal Senior Notes 7.50% due 03/01/2041	211,000	159,305

		367,429

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	1,002,000	1,013,253

Telecom Services - 0.0%

Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	500,000	490,000

Telephone-Integrated - 0.2%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,934,000	2,062,611

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	918,000	936,825

Total Foreign Corporate Bonds & Notes
(cost $93,145,604)		91,018,963

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	986,000	989,550

Sovereign - 0.5%

Government of Canada Senior Notes 0.88% due 02/14/2017	956,000	956,118
United Mexican States Senior Notes 3.50% due 01/21/2021#	2,407,000	2,451,529
United Mexican States Senior Notes 3.60% due 01/30/2025	983,000	971,204
United Mexican States Senior Notes 4.75% due 03/08/2044	1,456,000	1,368,640

		5,747,491

Sovereign Agency - 0.1%

Nacional Financiera SNC Senior Notes 3.38% due 11/05/2020*	1,291,000	1,289,386

Total Foreign Government Obligations
(cost $7,920,132)		8,026,427

U.S. GOVERNMENT AGENCIES - 29.1%
Federal Home Loan Mtg. Corp. - 9.3%

1.89% due 02/01/2037 FRS	463,927	483,919
2.50% due 01/01/2028	1,066,058	1,089,048
2.50% due 04/01/2028	2,293,583	2,343,106
2.56% due 11/01/2037 FRS	2,974,636	3,172,608
3.00% due 08/01/2027	475,892	493,287
3.00% due 10/01/2042	2,093,410	2,104,712
3.00% due 11/01/2042	1,568,609	1,577,109
3.00% due 02/01/2043	4,126,423	4,142,920
3.00% due 04/01/2043	4,021,611	4,042,317
3.00% due 05/01/2043	819,405	823,848
3.00% due 08/01/2043	8,311,617	8,352,920
3.00% due 07/01/2045	2,617,792	2,628,094
3.00% due 10/01/2045	6,225,016	6,249,598
3.50% due 02/01/2042	560,656	580,515
3.50% due 03/01/2042	729,954	757,693
3.50% due 04/01/2042	2,498,705	2,593,649
3.50% due 08/01/2042	8,199,960	8,511,552
3.50% due 09/01/2043	2,525,261	2,619,562
3.50% due 03/01/2045	8,830,211	9,135,847
3.50% due 07/01/2045	3,754,877	3,885,006
3.50% due 08/01/2045	3,380,996	3,502,358
3.50% due 10/01/2045	5,983,191	6,190,319
3.50% due 11/01/2045	6,736,000	6,969,189
4.00% due 03/01/2023	956,437	996,921
4.00% due 09/01/2040	407,550	432,829
4.00% due 10/01/2043	7,640,672	8,101,934
4.50% due 11/01/2018	29,719	30,719
4.50% due 02/01/2019	36,900	38,212
4.50% due 01/01/2039	50,769	54,779
4.50% due 12/01/2039	1,274,999	1,401,054
5.00% due 10/01/2033	4,451	4,929
5.00% due 07/01/2040	1,073,394	1,181,171
5.00% due 11/01/2043	5,571,274	6,158,769
5.50% due 11/01/2018	17,627	18,271
5.50% due 11/01/2032	19,086	21,211
5.50% due 07/01/2034	36,979	41,404
5.50% due 02/01/2035	78,636	87,573
5.50% due 07/01/2035	1,955	2,182
5.50% due 01/01/2036	428,707	484,248
5.50% due 05/01/2037	67,363	75,301
6.00% due 07/01/2035	94,781	106,920
6.00% due 03/01/2040	329,816	374,237
6.50% due 12/01/2032	84,074	95,855
6.50% due 02/01/2036	22,362	25,548
6.50% due 09/01/2036	439	500
6.50% due 05/01/2037	93,419	110,397
7.00% due 11/01/2016	387	392
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)	615,785	615,421
Series 3572, Class JS 6.60% due 09/15/2039 FRS(2)(6)(7)	2,164,743	317,878
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2014-DN1, Class M2 2.42% due 02/25/2024 FRS(2)	1,580,000	1,582,722
Series 2014-HQ2, Class M2 2.42% due 09/25/2024 FRS(2)	2,790,000	2,772,925

		107,383,478

Federal National Mtg. Assoc. - 17.5%

2.01% due 09/01/2035 FRS	2,654,647	2,772,159
2.27% due 05/01/2037 FRS	755,776	795,048
2.37% due 07/01/2039 FRS	1,882,104	1,982,593
2.42% due 10/01/2035 FRS	2,536,164	2,692,457
2.50% due 02/01/2028	2,182,618	2,222,036
2.50% due 04/01/2028	575,782	586,450
2.50% due 05/01/2040 FRS	2,825,216	3,004,375
2.50% due December 15 TBA	6,310,000	6,391,833
2.51% due 11/01/2036 FRS	1,209,289	1,289,190
2.58% due 10/01/2040 FRS	760,347	807,981
2.63% due 08/01/2035 FRS	1,588,912	1,696,081
2.67% due 10/01/2040 FRS	1,542,805	1,639,339
3.00% due 10/01/2027	327,461	340,324
3.00% due 11/01/2027	2,195,018	2,280,132
3.00% due 01/01/2028	3,073,134	3,192,793
3.00% due 03/01/2042	3,849,647	3,881,164
3.00% due 12/01/2042	3,901,916	3,930,977
3.00% due 05/01/2043	4,570,300	4,602,017
3.00% due 02/01/2045	3,321,300	3,338,114
3.00% due 06/01/2045	1,956,279	1,968,056
3.00% due December 15 TBA	7,962,000	8,242,411
3.00% due December 30 TBA	5,151,000	5,173,737
3.50% due 08/01/2026	2,147,770	2,261,218
3.50% due 09/01/2026	1,975,499	2,083,173
3.50% due 08/01/2027	355,958	374,624
3.50% due 10/01/2028	4,167,389	4,388,594
3.50% due 12/01/2041	627,372	651,824
3.50% due 03/01/2042	874,355	907,679
3.50% due 08/01/2042	5,390,506	5,597,798
3.50% due 09/01/2042	802,210	832,736
3.50% due 02/01/2043	3,783,361	3,949,213
3.50% due 03/01/2043	1,712,589	1,777,784
3.50% due 08/01/2043	7,976,856	8,272,938
3.50% due 07/01/2045	2,694,603	2,793,208
3.50% due 09/01/2045	773,035	801,260
3.50% due December 30 TBA	10,451,000	10,824,133
4.00% due 11/01/2025	160,626	170,586
4.00% due 04/01/2039	2,203,012	2,338,035
4.00% due 06/01/2039	688,750	739,574
4.00% due 09/01/2040	195,093	207,469
4.00% due 10/01/2040	443,100	471,146
4.00% due 12/01/2040	3,238,757	3,443,752
4.00% due 10/01/2041	1,857,636	1,975,300
4.00% due 11/01/2041	2,152,612	2,287,528
4.00% due 10/01/2043	5,342,830	5,688,881
4.00% due 12/01/2043	617,230	661,464
4.00% due 10/01/2044	9,160,608	9,731,661
4.00% due 11/01/2044	2,615,874	2,777,815
4.00% due December 30 TBA	10,833,000	11,492,712
4.50% due 06/01/2018	4,313	4,461
4.50% due 10/01/2024	791,197	853,486
4.50% due 03/01/2025	1,162,053	1,239,953
4.50% due 06/01/2039	306,277	335,050
4.50% due 09/01/2039	1,644,309	1,779,513
4.50% due 01/01/2040	729,611	798,767
4.50% due 02/01/2040	1,450,750	1,599,877
4.50% due 05/01/2040	564,712	621,445
4.50% due 08/01/2040	657,953	718,760
4.50% due 11/01/2040	598,375	648,007
4.50% due 12/01/2040	583,274	631,529
4.50% due 05/01/2041	1,459,401	1,580,421
4.50% due 07/01/2041	812,263	879,840
4.50% due 03/01/2042	5,772,358	6,255,530
4.50% due December 30 TBA	8,462,000	9,146,893
5.00% due 03/15/2016	248,000	251,376
5.00% due 09/01/2018	2,842	2,965
5.00% due 10/01/2018	2,460	2,562
5.00% due 03/01/2020	5,742	6,096
5.00% due 06/01/2022	140,430	147,509
5.00% due 10/01/2024	362,621	382,588
5.00% due 09/01/2033	1,114,169	1,235,089
5.00% due 04/01/2040	718,392	798,472
5.00% due 05/01/2040	1,117,977	1,234,608
5.00% due 06/01/2040	5,663,301	6,259,329
5.00% due 07/01/2040	2,292,764	2,534,479
5.00% due December 30 TBA	1,500,000	1,654,359
5.50% due 12/01/2029	282,839	315,735
5.50% due 12/01/2033	54,740	61,107
5.50% due 07/01/2037	66,666	74,420
5.50% due 08/01/2037	2,614,293	2,927,188
5.50% due 06/01/2038	338,717	379,159
5.50% due 09/01/2039	1,025,989	1,157,578
6.00% due 09/01/2016	1,658	1,662
6.00% due 12/01/2016	920	935
6.00% due 08/01/2034	47,829	54,456
6.00% due 11/01/2035	88,802	100,641
6.00% due 06/01/2036	120,721	137,019
6.00% due 12/01/2036	214,408	243,253
6.00% due 10/01/2037	14,414	16,318
6.00% due 07/01/2038	1,007,446	1,142,011
6.00% due 09/01/2038	554,017	628,553
6.00% due 11/01/2038	336,966	382,160
6.50% due 02/01/2017	1,678	1,709
Fannie Mae Connecticut Avenue Securities Series 2014-C01, Class M1 1.82% due 01/25/2024 FRS(2)	2,578,528	2,581,357
Series 2013-C01, Class M1 2.22% due 10/25/2023 FRS(2)	85,395	86,094
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	884,813	877,974

		203,103,665

Government National Mtg. Assoc. - 2.2%

3.00% due 02/20/2045	3,473,085	3,535,745
3.00% due 05/20/2045	2,532,258	2,577,945
3.00% due December 30 TBA	2,686,000	2,730,330
3.50% due 03/20/2045	2,752,844	2,879,114
3.50% due 04/20/2045	8,084,183	8,454,995
4.00% due 03/20/2044	1,609,023	1,715,637
4.50% due 05/15/2039	881,793	969,919
5.00% due 05/15/2034	354,760	396,010
5.00% due 01/15/2040	638,015	715,841
5.50% due 12/15/2039	1,002,608	1,135,672
6.00% due 10/15/2039	673,465	760,216
7.00% due 09/15/2028	4,180	4,289

		25,875,713

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	565,000	572,174

Total U.S. Government Agencies
(cost $334,724,392)		336,935,030

U.S. GOVERNMENT TREASURIES - 24.7%
United States Treasury Bonds - 5.1%

2.50% due 02/15/2045	8,000,000	7,200,000
2.75% due 11/15/2042	176,000	168,108
2.88% due 05/15/2043	1,300,000	1,270,547
2.88% due 08/15/2045	3,000,000	2,926,524
3.00% due 05/15/2045	8,767,000	8,758,777
3.13% due 11/15/2041	3,426,000	3,547,650
3.13% due 02/15/2042	8,027,000	8,303,867
3.13% due 02/15/2043	3,700,000	3,801,894
3.13% due 08/15/2044	310,000	317,810
3.63% due 08/15/2043	2,000,000	2,258,828
3.63% due 02/15/2044	523,000	590,132
3.75% due 08/15/2041	152,000	175,085
3.75% due 11/15/2043	5,000,000	5,775,195
3.88% due 08/15/2040	588,000	688,948
4.25% due 11/15/2040	3,000,000	3,719,181
4.38% due 05/15/2041	1,901,000	2,405,508
4.50% due 02/15/2036	3,610,000	4,648,579
4.63% due 02/15/2040	284,000	370,964
5.25% due 11/15/2028	1,575,000	2,067,679
8.13% due 08/15/2019	158,000	196,241

		59,191,517

United States Treasury Notes - 19.6%

0.13% due 04/15/2018 TIPS(8)	2,261,592	2,261,357
0.50% due 03/31/2017	15,000,000	14,941,995
0.50% due 04/30/2017	20,000,000	19,910,940
0.50% due 07/31/2017	7,436,000	7,391,845
0.63% due 11/30/2017	9,203,000	9,141,524
0.75% due 12/31/2017	351,000	349,300
0.75% due 02/28/2018	2,267,000	2,252,301
0.88% due 12/31/2016	5,005,000	5,011,061
0.88% due 02/28/2017	7,000,000	7,007,658
1.00% due 08/31/2016	3,656,000	3,666,138
1.00% due 05/31/2018	4,000,000	3,988,436
1.25% due 11/30/2018	19,634,000	19,643,208
1.25% due 01/31/2020	1,000,000	988,164
1.38% due 06/30/2018	4,000,000	4,026,092
1.38% due 07/31/2018	4,800,000	4,828,690
1.38% due 12/31/2018	2,002,000	2,008,725
1.38% due 03/31/2020	3,064,000	3,037,309
1.38% due 04/30/2020	1,554,000	1,539,310
1.38% due 09/30/2020	3,819,000	3,768,578
1.50% due 06/30/2016	158,000	158,926
1.50% due 08/31/2018	7,000,000	7,062,615
1.50% due 01/31/2019	14,000,000	14,089,138
1.50% due 01/31/2022	6,280,000	6,130,360
1.63% due 12/31/2019	584,000	586,441
1.63% due 08/15/2022	2,038,000	1,991,269
1.75% due 05/15/2023	10,200,000	9,987,238
2.00% due 11/15/2021	1,001,000	1,008,390
2.00% due 07/31/2022	492,000	492,961
2.00% due 02/15/2025	664,000	652,043
2.00% due 08/15/2025	11,380,000	11,152,844
2.13% due 12/31/2021	473,000	479,356
2.13% due 05/15/2025	1,209,000	1,198,704
2.25% due 11/15/2024	20,000,000	20,092,180
2.25% due 11/15/2025	21,450,000	21,511,175
2.38% due 05/31/2018	5,631,000	5,810,049
3.00% due 02/28/2017	830,000	852,728
3.13% due 05/15/2019	262,000	277,474
3.13% due 05/15/2021	2,199,000	2,349,924
3.38% due 11/15/2019	1,099,000	1,179,107
3.50% due 05/15/2020	3,472,000	3,751,930
3.63% due 08/15/2019	78,000	84,176

		226,661,659

Total U.S. Government Treasuries
(cost $283,101,079)		285,853,176

MUNICIPAL BONDS & NOTES - 0.2%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	1,057,000	1,015,714
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	861,000	913,659
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	1,010,000	979,548

Total Municipal Bonds & Notes
(cost $2,917,376)		2,908,921

COMMON STOCKS - 0.0%
Power Converter/Supply Equipment - 0.0%

TPT Acquisition, Inc.†(3)(4)	2,970	0

Television - 0.0%

ION Media Networks, Inc.†(3)(4)	79	80,245

Total Common Stocks
(cost $44,551)		80,245

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%	22,875	548,771

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. FRS† Series Z 8.38%#	6,900	29,946

Telecom Services - 0.1%

Qwest Corp. 6.13%#	44,275	1,089,165

Total Preferred Securities
(cost $1,785,164)		1,667,882

PREFERRED SECURITIES/CAPITAL SECURITIES - 2.6%
Banks-Commercial - 0.1%

Standard Chartered PLC VRS 6.50% due 04/02/2020*#(9)	606,000	585,018

Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(9)	1,073,000	1,063,611

Banks-Super Regional - 0.3%

Capital One Financial Corp. FRS Series E 5.55% due 06/01/2020#(9)	574,000	578,305
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(9)	1,253,000	1,182,519
PNC Preferred Funding Trust I VRS Jr. Sub. Bonds 1.99% due 03/15/2017*(9)	868,000	781,200
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(9)	945,000	995,794
Wells Fargo Capital X 5.95% due 12/01/2086	393,000	397,912

		3,935,730

Diversified Banking Institutions - 1.3%

BAC Capital Trust XIII FRS Series F 4.00% due 12/21/2015(9)	822,000	620,610
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(9)	1,712,000	1,721,630
BNP Paribas SA VRS 7.38% due 08/19/2025*(9)	927,000	952,493
Citigroup, Inc. FRS Series N 5.80% due 11/15/2019(9)	1,751,000	1,731,301
Credit Agricole SA VRS 6.63% due 09/23/2019*(9)	1,181,000	1,165,234
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(9)	1,037,000	1,092,998
Deutsche Bank AG VRS 7.50% due 04/30/2025#(9)	2,400,000	2,324,232
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(9)	604,000	603,245
HSBC Holdings PLC VRS 6.38% due 03/30/2025(9)	660,000	660,337
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(9)	1,669,000	1,687,659
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025#(9)	425,000	448,375
Societe Generale SA VRS 7.88% due 12/18/2023*(9)	1,997,000	2,019,366

		15,027,480

Electric-Integrated - 0.1%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	714,000	729,622

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	148,000	15

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	777,000	769,230

Financial Guarantee Insurance - 0.0%

Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	484,000	355,135

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	860,000	911,600

Insurance-Life/Health - 0.2%

Meiji Yasuda Life Insurance Co. VRS 5.20% due 10/20/2045*	799,000	810,985
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	387,000	392,805
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	871,000	905,840

		2,109,630

Insurance-Multi-line - 0.2%

MetLife Capital Trust IV 7.88% due 12/15/2067*	577,000	718,365
MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,158,515

		1,876,880

Pipelines - 0.0%

TransCanada Trust FRS 5.63% due 05/20/2075	490,000	465,500

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. VRS 5.75% due 12/15/2053	1,727,000	1,840,982

Total Preferred Securities/Capital Securities
(cost $29,194,777)		29,670,433

Total Long-Term Investment Securities
(cost $1,109,560,993)		1,102,668,222

SHORT-TERM INVESTMENT SECURITIES - 11.6%
Registered Investment Companies - 1.5%

State Street Navigator Securities Lending Prime Portfolio 0.24%(10)(11)	18,039,881	18,039,881

Time Deposits - 10.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	$116,769,000	116,769,000

Total Short-Term Investment Securities
(cost $134,808,881)		134,808,881

TOTAL INVESTMENTS
(cost $1,244,369,874)(12)	106.8%	1,237,477,103
Liabilities in excess of other assets	(6.8)	(78,273,217)

NET ASSETS	100.0%	$1,159,203,886

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $151,161,057 representing 13.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Illiquid security. At November 30, 2015, the aggregate value of these securities was $80,352 representing 0.0% of net assets.
(5)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2015.
(8)	Principal amount of security is adjusted for inflation.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	At November 30, 2015, the Fund had loaned securities with a total value of $18,748,824. This was secured by collateral of $18,039,881 which was received in cash and subsequently invested in short-term investments currently valued at $18,039,881 as reported in the Portfolio of Investments. Additional collateral of $1,106,117 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
United States Treasury Notes/Bonds	0.50% to 7.13%	03/31/2017 to 05/15/2045	$1,106,117

(11)	The rate shown is the 7-day yield as of November 30, 2015.
(12)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2015 and unless noted otherwise, the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$52,527,233	$—	$52,527,233
U.S. Corporate Bonds & Notes:
Airlines	—	1,632,777	45,566	1,678,343
Gambling (Non-Hotel)	—	633,970	51	634,021
Other Industries	—	291,667,548	—	291,667,548
Foreign Corporate Bonds and Notes	—	91,018,963	—	91,018,963
Foreign Government Obligations	—	8,026,427	—	8,026,427
U.S. Government Agencies	—	336,935,030	—	336,935,030
U.S. Government Treasuries	—	285,853,176	—	285,853,176
Municipal Bonds & Notes	—	2,908,921	—	2,908,921
Common Stocks	—	—	80,245	80,245
Preferred Securities	1,667,882	—	—	1,667,882
Preferred Securities/Capital Securities	—	29,670,433	—	29,670,433
Short-Term Investment Securities:
Registered Investment Companies	18,039,881	—	—	18,039,881
Time Deposits	—	116,769,000	—	116,769,000

Total Investments at Value	$19,707,763	$1,217,643,478	$125,862	$1,237,477,103

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 0.3%
Building-Residential/Commercial - 0.1%

M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018	$330,000	$328,144

Medical-Drugs - 0.0%

Savient Pharmaceuticals, Inc. Escrow Notes 4.75% due 02/01/2018†(1)(2)	1,620,000	0

Oil Companies-Exploration & Production - 0.2%

Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	1,465,000	1,056,631

Total Convertible Bonds & Notes
(cost $2,746,852)		1,384,775

U.S. CORPORATE BONDS & NOTES - 75.4%
Applications Software - 0.7%

Emdeon, Inc. Company Guar. Notes 6.00% due 02/15/2021*	2,125,000	2,026,719
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,285,000	1,349,250

		3,375,969

Auto-Cars/Light Trucks - 1.5%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	3,805,000	4,101,029
General Motors Co. Senior Notes 4.88% due 10/02/2023	2,370,000	2,452,201
General Motors Co. Senior Notes 6.25% due 10/02/2043	845,000	909,932

		7,463,162

Auto/Truck Parts & Equipment-Original - 0.4%

ZF North America Capital, Inc. Company Guar. Notes 4.50% due 04/29/2022*	550,000	539,688
ZF North America Capital, Inc. Company Guar. Notes 4.75% due 04/29/2025*	1,565,000	1,511,696

		2,051,384

Banks-Commercial - 0.5%

CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	975,000	1,021,312
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	1,491,000	1,589,779

		2,611,091

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	430,000	433,225

Broadcast Services/Program - 0.6%

Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	2,725,000	2,796,395

Building & Construction Products-Misc. - 2.8%

Builders FirstSource, Inc. Company Guar. Notes 10.75% due 08/15/2023*	3,235,000	3,315,875
Building Materials Corp. of America Senior Notes 5.38% due 11/15/2024*	4,810,000	4,846,075
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	3,185,000	3,296,475
Ply Gem Industries Inc. Company Guar. Notes 6.50% due 02/01/2022#	2,440,000	2,366,800

		13,825,225

Building Products-Cement - 0.5%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,755,000	2,534,600

Building Products-Wood - 0.0%

Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	160,588

Building-Residential/Commercial - 3.4%

CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	390,000	395,850
DR Horton, Inc. Company Guar. Notes 4.00% due 02/15/2020	375,000	381,188
DR Horton, Inc. Company Guar. Notes 4.38% due 09/15/2022	1,365,000	1,371,825
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	340,000	368,050
KB Home Company Guar. Notes 4.75% due 05/15/2019	445,000	436,100
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,230,000	2,224,425
KB Home Company Guar. Notes 7.50% due 09/15/2022	2,255,000	2,277,550
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,574,228
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	2,721,000	2,714,197
Lennar Corp. Company Guar. Notes 4.88% due 12/15/2023	610,000	610,000
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021*	3,295,000	3,303,237

Pulte Group, Inc. Company Guar. Notes 6.38% due 05/15/2033	285,000	292,125
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	790,000	782,100

		16,730,875

Cable/Satellite TV - 5.4%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	150,000	149,174
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 05/01/2023*	4,220,000	4,177,800
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	665,000	668,325
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	715,000	731,981
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024#	360,000	369,788
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	2,240,000	2,364,342
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	845,000	857,865
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*	1,815,000	1,824,075
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	5,055,000	4,669,557
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,070,000	1,790,550
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	3,576,000	3,598,350
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	2,710,000	2,920,025
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	2,196,000	2,325,015

		26,446,847

Cellular Telecom - 4.8%

Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	3,640,000	3,715,075
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	1,955,000	2,111,400
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,010,000	772,650
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	3,815,000	3,090,150
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	3,615,000	2,910,075
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	3,270,000	2,027,400
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	1,315,000	1,341,971
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	2,565,000	2,641,950
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	2,275,000	2,351,781
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	2,450,000	2,523,500

		23,485,952

Computer Services - 0.2%

SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018	570,000	580,511
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	525,000	545,018

		1,125,529

Computer Software - 0.1%

SS&C Technologies Holdings, Inc. Company Guar. Notes 5.88% due 07/15/2023*	515,000	534,313

Containers-Metal/Glass - 1.2%

Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	4,220,000	4,388,800

Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	1,675,000	1,744,094

		6,132,894

Containers-Paper/Plastic - 0.6%

Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022*#	2,760,000	2,849,700

Data Processing/Management - 4.2%

Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	4,021,000	4,056,184
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	925,000	931,938
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	3,580,000	3,649,380
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	5,525,000	5,525,000
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	2,435,000	2,456,306
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	3,772,000	3,941,740

		20,560,548

Decision Support Software - 0.4%

MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	1,600,000	1,648,000
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	225,000	233,438

		1,881,438

Diagnostic Kits - 1.1%

Alere, Inc. Company Guar. Notes 6.38% due 07/01/2023*	2,860,000	2,895,750
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	2,555,000	2,516,675

		5,412,425

Disposable Medical Products - 0.7%

Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	3,625,000	3,629,531

Distribution/Wholesale - 0.2%

American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	335,000	340,025
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	790,000	800,863

		1,140,888

E-Commerce/Services - 0.0%

Match Group, Inc. Senior Notes 6.75% due 12/15/2022*	150,000	149,063

Electric-Integrated - 0.8%

GenOn Americas Generation LLC Senior Notes 8.50% due 10/01/2021	2,735,000	2,324,750
GenOn Americas Generation LLC Senior Notes 9.13% due 05/01/2031#	1,565,000	1,212,875
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020†*(3)(4)	1,680,000	583,800

		4,121,425

Electronic Components-Semiconductors - 1.1%

Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	5,250,000	5,601,697

Enterprise Software/Service - 1.2%

Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(5)	3,000,000	2,328,750
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	165,000	165,412
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022*	4,000,000	3,550,000

		6,044,162

Entertainment Software - 1.7%

Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	5,920,000	6,234,530
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	1,765,000	1,928,262

		8,162,792

Finance-Auto Loans - 0.3%

Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	1,475,000	1,642,708

Finance-Leasing Companies - 0.7%

International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	2,950,000	3,188,212

Finance-Other Services - 0.9%

Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,400,000	2,334,000
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	955,000	864,275
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 06/01/2022	1,425,000	1,268,250

		4,466,525

Food-Canned - 0.5%

TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	2,705,000	2,636,536

Food-Catering - 0.6%

Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	2,905,000	3,021,200

Food-Flour & Grain - 0.2%

Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	710,000	739,067

Food-Retail - 0.1%

Albertson’s Holdings LLC/Safeway, Inc. Sec. Notes 7.75% due 10/15/2022*	663,000	706,924

Funeral Services & Related Items - 0.7%

Service Corp. International Senior Notes 4.50% due 11/15/2020	1,255,000	1,272,256
Service Corp. International Senior Notes 5.38% due 01/15/2022	2,300,000	2,406,375

		3,678,631

Independent Power Producers - 0.9%

Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023	2,110,000	1,896,362
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	1,675,000	1,614,600
Dynegy, Inc. Company Guar. Notes 7.63% due 11/01/2024	1,140,000	1,083,000

		4,593,962

Insurance-Life/Health - 0.3%

CNO Financial Group, Inc. Senior Notes 4.50% due 05/30/2020	350,000	357,000
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	920,000	936,100

		1,293,100

Internet Connectivity Services - 1.0%

Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	3,765,000	3,765,196
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	985,000	985,000
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	130,000	141,050

		4,891,246

Machinery-Farming - 0.9%

Case New Holland Industrial, Inc. Company Guar. Notes 7.88% due 12/01/2017	1,595,000	1,706,411
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	2,835,000	2,749,950

		4,456,361

Medical Labs & Testing Services - 0.1%

inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	470,000	482,925

Medical-Drugs - 1.8%

Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	4,170,000	3,961,500
PRA Holdings, Inc. Senior Notes 9.50% due 10/01/2023*	2,104,000	2,340,700
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	2,750,000	2,756,875

		9,059,075

Medical-HMO - 0.5%

WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	2,165,000	2,250,712

Medical-Hospitals - 7.1%

CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	996,000	1,015,920
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022#	7,645,000	7,396,537

CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	2,010,000	2,000,151
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,312,500
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	690,000	677,925
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,305,875
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,410,469
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,820,000	1,765,400
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	2,355,000	2,369,719
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	2,365,000	2,388,650
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019	4,245,000	4,085,813
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	505,000	472,175
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	3,670,000	3,658,531

		34,859,665

Medical-Outpatient/Home Medical - 0.5%

Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,470,000	2,426,775

Office Automation & Equipment - 1.1%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	1,410,000	1,417,050
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	3,870,000	4,082,850

		5,499,900

Oil Companies-Exploration & Production - 7.1%

Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	1,315,000	1,209,800
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	995,000	922,862
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	1,390,000	1,334,400
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	2,705,000	2,407,450
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	2,920,000	2,292,200
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	2,780,000	2,696,600
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	580,000	565,500
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	610,000	506,254
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	940,000	679,061
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021	3,275,000	3,479,687
Energen Corp. Senior Notes 4.63% due 09/01/2021	305,000	278,922
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020#	3,463,000	2,943,550
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	1,765,000	1,650,275
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	1,380,000	1,324,800
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	575,000	560,625
Matador Resources Co. Company Guar. Notes 6.88% due 04/15/2023	400,000	398,000
Noble Energy, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,635,000	1,651,340
Noble Energy, Inc. Company Guar. Notes 5.88% due 06/01/2022	1,635,000	1,640,829
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	3,756,000	3,352,230
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	185,400
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020	245,000	242,550
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	1,135,000	1,004,475

Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023*	555,000	482,850
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022*	1,340,000	1,331,625
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	1,260,000	1,042,650
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	1,090,000	923,775

		35,107,710

Physicians Practice Management - 0.2%

Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	860,000	825,600

Pipelines - 1.1%

Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	4,565,000	3,823,187
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,410,750

		5,233,937

Printing-Commercial - 0.5%

Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	2,950,000	2,278,875

Radio - 0.4%

Sirius XM Radio, Inc. Company Guar. Notes 4.25% due 05/15/2020*	555,000	557,775
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 05/15/2023*	1,560,000	1,509,300
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	60,000	63,150

		2,130,225

Real Estate Investment Trusts - 0.4%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	75,000	76,875
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	410,000	417,688
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	1,420,000	1,441,300

		1,935,863

Rental Auto/Equipment - 0.1%

Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020#	500,000	515,000

Retail-Apparel/Shoe - 0.8%

Chinos Intermediate Holdings, Inc. Senior Notes 7.75% due 05/01/2019*(5)	1,550,000	395,250
L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035*	2,955,000	3,028,875
L Brands, Inc. Senior Notes 6.95% due 03/01/2033	651,000	657,510

		4,081,635

Retail-Arts & Crafts - 0.5%

Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	2,600,000	2,661,750

Retail-Discount - 0.3%

Dollar Tree, Inc. Company Guar. Notes 5.25% due 03/01/2020*	235,000	243,225
Dollar Tree, Inc. Company Guar. Notes 5.75% due 03/01/2023*	1,130,000	1,172,375

		1,415,600

Retail-Leisure Products - 0.5%

Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*#	2,385,000	2,271,712

Retail-Restaurants - 0.3%

CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022#	1,705,000	1,636,800

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(6)(17)	50,000	0

Semiconductor Equipment - 0.8%

Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	3,810,000	3,879,494

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 11/15/2025*	430,000	436,450

Soap & Cleaning Preparation - 0.8%

Sun Products Corp. Senior Notes 7.75% due 03/15/2021*	4,195,000	3,751,903

Specified Purpose Acquisitions - 0.6%

Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	3,035,000	3,057,762

Steel-Producers - 1.0%

AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020#	1,235,000	518,700
AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021#	1,590,000	643,950
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022#	1,360,000	513,400
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	889,838
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,005,000	959,775
United States Steel Corp. Senior Notes 7.38% due 04/01/2020#	2,291,000	1,151,227

		4,676,890

Telecommunication Equipment - 1.4%

Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	5,385,000	5,519,625
Alcatel-Lucent USA, Inc. Senior Notes 6.50% due 01/15/2028	490,000	492,450
Alcatel-Lucent USA, Inc. Company Guar. Notes 6.75% due 11/15/2020*	1,040,000	1,100,570

		7,112,645

Telephone-Integrated - 3.0%

Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	1,235,000	1,224,194
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	3,030,000	2,969,400
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023*	455,000	451,588
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	2,175,000	2,189,692
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024*	950,000	951,188
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	340,000	356,323
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	2,009,000	2,122,006
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	2,737,000	2,877,271
Windstream Services LLC Company Guar. Notes 7.75% due 10/15/2020#	2,135,000	1,793,400

		14,935,062

Television - 2.7%

Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	705,000	710,287
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023	1,360,000	1,438,200
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020#	815,000	845,562
LIN Television Corp. Pass Through Certs. 5.88% due 11/15/2022*#	705,000	706,763
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	1,540,000	1,547,700
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	3,685,000	3,832,400
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022*	4,110,000	4,110,000

		13,190,912

Theaters - 0.3%

Carmike Cinemas, Inc. Sec. Notes 6.00% due 06/15/2023*	1,485,000	1,529,550

X-Ray Equipment - 0.1%

Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	660,000	686,400

Total U.S. Corporate Bonds & Notes
(cost $386,680,132)		372,507,017

FOREIGN CORPORATE BONDS & NOTES - 9.3%
Building Products-Cement - 0.5%

Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025*	1,830,000	1,610,400
Cemex SAB de CV Senior Sec. Notes 6.13% due 05/05/2025*	1,135,000	1,041,022

		2,651,422

Cable/Satellite TV - 0.5%

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	2,735,000	2,748,675

Chemicals-Diversified - 0.5%

INEOS Group Holdings SA 1st. Mtg. Bonds 6.13% due 08/15/2018*#	2,305,000	2,322,288

Containers-Metal/Glass - 0.9%

Ardagh Finance Holdings SA Senior Notes 8.63% due 06/15/2019*(7)	1,072,526	1,118,108
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*#	3,375,000	3,324,375
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	140,294	139,768

		4,582,251

Finance-Leasing Companies - 1.4%

AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	5,720,000	5,841,550
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.63% due 10/30/2020	870,000	893,925

		6,735,475

Forestry - 0.6%

Tembec Industries, Inc. Senior Sec. Notes 9.00% due 12/15/2019*	3,820,000	2,884,100

Medical-Drugs - 1.1%

Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	585,000	563,062
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	905,000	918,575
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	1,910,000	1,637,825
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	2,530,000	2,188,450

		5,307,912

Multimedia - 0.3%

Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,415,000	1,425,613

Oil & Gas Drilling - 0.1%

Paragon Offshore PLC Company Guar. Notes 6.75% due 07/15/2022*	2,720,000	496,400

Oil Companies-Exploration & Production - 1.3%

MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	2,340,000	1,942,200
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	1,735,000	1,470,413
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*	1,220,000	959,225
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*	2,465,000	1,891,887

		6,263,725

Semiconductor Equipment - 0.4%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,230,000	1,162,350
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	710,000	720,650

		1,883,000

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015†*(1)(2)(6)(8)	925,000	0

Telecom Services - 1.2%

UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/2021*	490,500	522,382
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*	1,057,500	1,122,272
Wind Acquisition Finance SA Senior Sec. Notes 4.00% due 07/15/2020*	EUR 2,245,000	2,401,604
Wind Acquisition Finance SA Senior Sec. Notes 4.75% due 07/15/2020*	1,940,000	1,935,150
Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*	220,000	231,000

		6,212,408

Television - 0.5%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,720,000	2,733,600

Total Foreign Corporate Bonds & Notes
(cost $52,912,335)		46,246,869

LOANS(1)(9)(10) - 1.8%
Building-Residential/Commercial - 0.0%

TOUSA, Inc. Escrow Loan 12.25% due 108/15/2013†(2)	2,037,810	0

E-Commerce/Products - 0.2%

Lands’ End, Inc. FRS BTL-B 4.25% due 04/04/2021	1,023,704	917,494

Electric-Integrated - 0.3%

Texas Competitive Electric Holdings Co. LLC FRS BTL 4.68% due 10/10/2017†(3)(4)	3,873,748	1,311,023

Electronic Components-Misc. - 0.1%

NXP BV/NXP Funding LLC BTL 3.75% due 12/07/2020	650,000	646,100

Electronic Components-Semiconductors - 0.3%

Freescale Semiconductor Inc FRS BTL-B5 5.00% due 01/15/2021	1,293,600	1,291,714

Insurance-Property/Casualty - 0.1%

Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021	635,000	555,824

Machinery-General Industrial - 0.3%

Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020	1,842,400	1,680,269

Metal Processors & Fabrication - 0.2%

Crosby US Acquisition Corp. FRS 1st Lien 4.00% due 11/23/2020	1,493,400	1,194,720

Retail-Major Department Stores - 0.3%

Neiman Marcus Group, LTD. LLC FRS BTL 4.25% due 10/25/2020	1,617,760	1,511,999

Total Loans
(cost $12,367,086)		9,109,143

COMMON STOCKS †(1)(2) - 0.0%
Food-Misc./Diversified - 0.0%

Wornick Co.	3,444	16,586

Multimedia - 0.0%

Haights Cross Communication, Inc.	10,439	0

Total Common Stocks
(cost $99,564)		16,586

MEMBERSHIP INTEREST CERTIFICATES†(1)(11) - 0.1%
Casino Services - 0.1%

Herbst Gaming, Inc. (cost $232,701)	23,439	281,269

PREFERRED SECURITIES - 0.7%
Diversified Banking Institutions - 0.7%

GMAC Capital Trust I FRS Series 2 8.13% (cost $3,453,179)	134,000	3,417,000

PREFERRED SECURITIES/CAPITAL SECURITIES - 4.6%
Banks-Commercial - 1.2%

Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(12)	EUR 3,200,000	3,380,959
Banco Bilbao Vizcaya Argentaria SA FRS 9.00% due 05/09/2018(12)	1,000,000	1,075,000
ING Groep NV FRS 6.00% due 04/16/2020(12)	755,000	751,225
ING Groep NV FRS 6.50% due 04/16/2025(12)	600,000	588,000

		5,795,184

Diversified Banking Institutions - 2.4%

Barclays PLC FRS 6.63% due 09/15/2019#(12)	1,034,000	1,018,896
Barclays PLC FRS 8.25% due 12/15/2018(12)	2,595,000	2,776,396
Credit Agricole SA FRS 7.88% due 01/23/2024*#(12)	775,000	793,406
Credit Suisse Group AG FRS 7.50% due 12/11/2023*(12)	1,395,000	1,470,330
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(12)	1,690,000	1,960,400
Royal Bank of Scotland Group PLC FRS 7.50% due 08/10/2020(12)	2,515,000	2,619,876
Royal Bank of Scotland Group PLC FRS 7.64% due 09/30/2017(12)	500,000	522,400
Societe Generale SA FRS 8.25% due 11/29/2018(12)	875,000	924,903

		12,086,607

Insurance-Multi-line - 0.7%

Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	3,170,000	3,510,775

Multimedia - 0.3%

NBCUniversal Enterprise, Inc. 5.25% due 03/19/2021*(12)	1,260,000	1,335,600

Total Preferred Securities/Capital Securities
(cost $22,558,964)		22,728,166

WARRANTS†(1)(2)(11) - 0.1%
Television - 0.1%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	310	314,881
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	306	310,819

Total Warrants
(cost $0)		625,700

Total Long-Term Investment Securities
(cost $481,050,813)		456,316,525

SHORT-TERM INVESTMENT SECURITIES - 5.7%
Registered Investment Companies - 5.7%
State Street Navigator Securities Lending Prime Portfolio 0.24%(13)(14) (cost $27,998,910)	27,998,910	$27,998,910

REPURCHASE AGREEMENTS - 7.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/30/2015, to be repurchased 12/01/2015 in the amount of $36,068,000 collateralized by $37,760,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $36,790,787 (cost $36,068,000)	$36,068,000	$36,068,000

TOTAL INVESTMENTS
(cost $545,117,723)(15)	105.3%	520,383,435
Liabilities in excess of other assets	(5.3)	(26,394,011)

NET ASSETS	100.0%	$493,989,424

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $195,765,658 representing 39.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Illiquid security. At November 30, 2015, the aggregate value of these securities was $10,032,698 representing 2.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Company has filed for Chapter 11 bankruptcy protection.
(4)	Security in default of interest.
(5)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(6)	Security in default of interest and principal at maturity.
(7)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest the form of additional securities at the coupon rate listed.
(8)	Company has filed for bankruptcy protection in the country of issuance.
(9)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Membership Interest
Certificate
Herbst Gaming, Inc.	03/26/2008	23,439	$232,701	$281,269	$12.00	0.06%

Warrants
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01)	11/11/2010	310	—	314,881	1015.75	0.06%
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01)	03/01/2011	306	—	310,819	1015.75	0.06%

				$906,969		0.18%

(12)	Perpetual maturity - maturity date reflects the next call date.
(13)	At November 30, 2015, the Fund had loaned securities with a total value of $27,444,525. This was secured by collateral of $27,998,910, which was received in cash and subsequently invested in short-term investments currently valued at $27,998,910 as reported in the Portfolio of Investments
(14)	The rate shown is the 7-day yield as of November 30, 2015.
(15)	See Note 5 for cost of investments on a tax basis.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	Company has filed for Chapter 7 bankruptcy protection.

BTL - Bank Term Loan

EUR - Euro Dollar

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver	In Exchange For	Delivery Date	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	EUR 5,831,000	USD 6,214,645	12/30/2015	$48,329	$—

Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at November 30, 2015(2)	Notional Amount(3)	Value at November, 2015(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index	5.00%	12/20/2019	Goldman Sachs Corp.	0.3327%	$3,506,550	$213,875	$166,385	$47,490
Markit CDX North America High Yield Index	5.00%	06/20/2020	Goldman Sachs Corp.	0.3871%	6,989,400	312,756	409,616	(96,860)
Markit CDX North America High Yield Index	5.00%	12/20/2020	Goldman Sachs Corp.	0.4501%	3,510,000	74,098	67,737	6,361

						$600,729	$643,738	$(43,009)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes:
Medical-Drugs	$—	$—	$0	$0
Other Industries	—	1,384,775	—	1,384,775
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	372,507,017	—	372,507,017
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	46,246,869	—	46,246,869
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	9,109,143	—	9,109,143
Common Stocks	—	—	16,586	16,586
Membership Interest Certificates	—	281,269	—	281,269
Preferred Securities	3,417,000	—	—	3,417,000
Preferred Securities/Capital Securities	—	22,728,166	—	22,728,166
Warrants	—	—	625,700	625,700
Short-Term Investment Securities	27,998,910	—	—	27,998,910
Repurchase Agreements	—	36,068,000	—	36,068,000

Total Investments at Value	$31,415,910	$488,325,239	$642,286	$520,383,435

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$48,329	$—	$48,329
Centrally Cleared Credit Default Swaps on
Credit Indicies — Sell Protection	—	53,851	—	53,851

Total Other Financial Instruments	$—	$102,180	$—	$102,180

LIABILITIES:
Other Financial Instruments:+
Centrally Cleared Credit Default Swaps on
Credit Indicies — Sell Protection	$—	$96,860	$—	$96,860

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - November 30, 2015 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.8%
Australia - 3.2%

Ansell, Ltd.	96,571	$1,523,214
Aristocrat Leisure, Ltd.	852,274	5,849,301
AUB Group, Ltd.	215,863	1,350,370
Computershare, Ltd.	121,116	1,020,437
DuluxGroup, Ltd.	172,029	778,815
Iluka Resources, Ltd.	168,550	700,899
Orica, Ltd.#	110,515	1,262,807
Sonic Healthcare, Ltd.	41,461	609,587
Star Entertainment Group, Ltd.	2,013,547	7,018,872

		20,114,302

Austria - 1.1%

BUWOG AG	154,101	3,078,025
Mayr-Melnhof Karton AG	7,788	868,920
Wienerberger AG	166,467	2,922,257

		6,869,202

Belgium - 1.4%

D’Ieteren SA	17,684	606,670
Mobistar SA†	137,051	3,050,237
Ontex Group NV	139,012	4,944,483

		8,601,390

Bermuda - 2.0%

Cafe de Coral Holdings, Ltd.	262,000	861,681
China Resources Gas Group, Ltd.	854,000	2,450,716
Credicorp, Ltd.	10,455	1,104,153
Dairy Farm International Holdings, Ltd.#	156,600	944,298
Esprit Holdings, Ltd.#	407,350	450,250
First Pacific Co., Ltd.	1,292,250	803,339
Global Brands Group Holding, Ltd.†	252,000	48,752
Hiscox, Ltd.	216,928	3,329,226
Midland Holdings, Ltd.†	2,824,000	1,183,731
Pacific Basin Shipping, Ltd.#	1,160,049	300,730
Peace Mark Holdings, Ltd.†(4)(5)	686,000	0
Shangri-La Asia, Ltd.	584,000	546,079
VTech Holdings, Ltd.#	65,449	733,547

		12,756,502

Brazil - 0.6%

Alupar Investimento SA	47,500	173,966
Brasil Insurance Participacoes e Administracao SA	4,711	24,352
Estacio Participacoes SA	104,222	361,235
Fibria Celulose SA	48,255	713,785
GAEC Educacao SA	64,946	210,667
Kroton Educacional SA	99,088	236,900
Linx SA	31,300	389,935
Localiza Rent a Car SA	44,378	304,762
M. Dias Branco SA	21,800	405,686
Odontoprev SA	143,914	370,107
Qualicorp SA	115,137	439,538
TOTVS SA	39,595	342,529

		3,973,462

Canada - 2.2%

Agnico Eagle Mines, Ltd.	31,531	837,710
Alimentation Couche-Tard, Inc., Class B	37,629	1,715,417
Descartes Systems Group, Inc.†	217,645	4,346,544
Dollarama, Inc.	53,124	3,552,340
MEG Energy Corp.†#	26,790	224,479
Stantec, Inc.	17,596	455,761
TORC Oil & Gas, Ltd.#	75,611	365,755
Tourmaline Oil Corp.†	9,954	189,249
Tricon Capital Group, Inc.	269,589	1,964,207

		13,651,462

Cayman Islands - 0.9%

51job, Inc. ADR†	37,375	1,187,030
Ajisen China Holdings, Ltd.	815,000	347,929
Shenguan Holdings Group, Ltd.	768,000	111,929
Stella International Holdings, Ltd.	467,500	1,152,855
Sunny Optical Technology Group Co., Ltd.#	871,000	1,986,120
Want Want China Holdings, Ltd.#	956,000	750,897

		5,536,760

China - 0.3%

Guangzhou Automobile Group Co., Ltd.	1,576,000	1,504,156
Wumart Stores, Inc.†#	331,000	238,214

		1,742,370

Colombia - 0.1%

Bancolombia SA ADR	10,221	289,663

Denmark - 1.5%

Carlsberg A/S, Class B	8,984	764,035
Christian Hansen Holding A/S#	19,804	1,242,755
DSV A/S	69,128	2,688,346
Jyske Bank A/S†	43,335	1,970,651
Sydbank A/S	55,045	1,806,237
TDC A/S	162,727	854,766
William Demant Holding A/S†	3,685	353,833

		9,680,623

Faroe Islands - 0.7%

Bakkafrost P/F	167,969	4,571,019

Finland - 1.1%

Huhtamaki Oyj	178,571	6,471,352
Tikkurila Oyj	8,910	151,563

		6,622,915

France - 2.9%

Cap Gemini SA	9,622	887,706
Christian Dior SE	12,618	2,309,023
Dassault Systemes	6,514	518,449
Edenred	18,554	384,517
Elior Participations SCA*	44,853	867,226
Eutelsat Communications SA	32,629	973,895
Havas SA	134,226	1,131,695
Legrand SA	14,526	854,546
Neopost SA	10,247	267,414
SEB SA	2,397	245,455
Societe BIC SA	3,022	497,134
Sodexo SA	22,704	2,244,308
Technip SA	14,048	736,332
Teleperformance	54,739	4,550,416

Virbac SA#	9,677	1,967,142

		18,435,258

Germany - 8.6%

Amadeus Fire AG	11,214	892,402
Aurelius AG	85,306	3,776,899
Beiersdorf AG	16,296	1,517,553
Brenntag AG	30,886	1,687,431
CTS Eventim AG & Co. KGaA	154,889	5,480,569
Deutsche Wohnen AG (BR)	49,038	1,349,420
Drillisch AG#	74,432	3,330,451
ElringKlinger AG	16,512	415,470
FUCHS PETROLUB SE (preference shares)	36,893	1,747,247
GEA Group AG	45,685	1,895,986
Gerry Weber International AG#	17,750	263,865
Henkel AG & Co. KGaA (preference shares)	16,147	1,833,962
Infineon Technologies AG	87,373	1,295,164
Krones AG	32,360	3,938,682
KUKA AG#	49,951	4,406,772
LEG Immobilien AG	14,650	1,160,884
MTU Aero Engines AG	9,514	944,789
Nordex SE†	310,172	10,421,246
Pfeiffer Vacuum Technology AG	4,267	469,765
ProSiebenSat.1 Media SE	9,805	514,866
Stroeer SE	48,125	2,859,605
Symrise AG	54,028	3,656,754
TAG Immobilien AG#	14,497	171,548

		54,031,330

Hong Kong - 0.3%

Techtronic Industries Co., Ltd.	528,500	2,150,549

Indonesia - 0.1%

PT Semen Indonesia Persero Tbk	261,500	200,827
XL Axiata Tbk PT†	741,000	185,317

		386,144

Ireland - 5.7%

Dalata Hotel Group PLC†	632,603	3,442,139
DCC PLC	28,723	2,582,603
Fleetmatics Group PLC†	82,100	4,901,370
Glanbia PLC	119,507	2,193,224
Greencore Group PLC	938,179	4,771,668
Hibernia REIT PLC	3,266,852	4,801,164
ICON PLC†	31,100	2,311,663
Kerry Group PLC, Class A	17,877	1,442,850
Kingspan Group PLC	155,511	4,075,588
Paddy Power PLC (ISE)	8,859	1,123,197
Paddy Power PLC (LSE)	27,345	3,468,407
XL Group PLC	29,155	1,113,138

		36,227,011

Isle of Man - 0.4%

Playtech PLC	222,279	2,706,649

Israel - 0.4%

Bezeq The Israeli Telecommunication Corp., Ltd.	370,685	798,521
Mellanox Technologies, Ltd.†	39,700	1,784,118

		2,582,639

Italy - 2.1%

A2A SpA	2,529,078	3,553,889
Banca Generali SpA	66,450	2,024,089
Brembo SpA	63,577	2,921,993
Cerved Information Solutions SpA	167,130	1,262,555
Davide Campari - Milano SpA	75,811	666,016
Ei Towers SpA	28,086	1,715,172
Infrastrutture Wireless Italiane SpA†*	129,274	671,449
Unione di Banche Italiane SpA	103,702	705,607

		13,520,770

Japan - 18.2%

ABC-Mart, Inc.	105,000	5,714,866
AEON Financial Service Co., Ltd.	44,500	1,025,199
Ain Pharmaciez, Inc.	87,300	4,106,150
Air Water, Inc.	23,000	373,306
Alps Electric Co., Ltd.#	90,800	2,854,557
Asante, Inc.	5,300	66,562
Bank of Yokohama, Ltd.	62,000	364,898
Brother Industries, Ltd.#	79,100	946,501
Calsonic Kansei Corp.#	694,000	6,037,969
Chiba Bank, Ltd.	155,000	1,069,009
Coca-Cola East Japan Co., Ltd.	12,400	182,726
Coca-Cola West Co., Ltd.	22,700	459,348
Cosmos Pharmaceutical Corp.#	6,600	903,948
Daikin Industries, Ltd.#	3,900	274,046
Daiseki Co., Ltd.#	45,200	742,807
Daiwa Securities Group, Inc.#	146,000	944,434
FamilyMart Co., Ltd.	7,900	352,323
Fuji Seal International, Inc.#	35,000	1,098,903
Fujikura, Ltd.#	451,000	2,553,591
Glory, Ltd.	5,800	163,493
Gurunavi, Inc.	311,800	6,415,836
Haseko Corp.	136,100	1,521,313
Hirose Electric Co., Ltd.#	5,100	620,617
Hisamitsu Pharmaceutical Co., Inc.#	4,400	187,652
Hogy Medical Co., Ltd.#	3,100	159,659
Iriso Electronics Co., Ltd.#	9,150	552,271
Japan Exchange Group, Inc.	13,600	213,225
Japan Pure Chemical Co., Ltd.	2,500	48,132
Jeol, Ltd.#	61,000	409,805
JGC Corp.#	28,060	476,860
Kakaku.com, Inc.#	17,600	335,701
Kansai Paint Co., Ltd.#	63,000	993,875
Keyence Corp.	900	487,799
Kintetsu World Express, Inc.	16,600	316,897
Kobayashi Pharmaceutical Co., Ltd.	24,500	1,996,223
Koito Manufacturing Co., Ltd.#	44,000	1,787,165
Konica Minolta, Inc.	67,000	704,289
KYORIN Holdings, Inc.	23,000	434,216
Lawson, Inc.	18,500	1,405,158
Matsumotokiyoshi Holdings Co., Ltd.	37,000	1,899,594
Meitec Corp.	2,900	96,706
Milbon Co., Ltd.	14,700	564,833
Miraca Holdings, Inc.	33,700	1,497,474

Mitsui Chemicals, Inc.#	855,000	3,563,079
MonotaRO Co., Ltd.#	11,800	338,375
Nakanishi, Inc.	28,400	1,013,956
NEC Corp.	185,000	619,171
NGK Spark Plug Co., Ltd.#	32,300	880,313
Nihon Kohden Corp.#	31,800	662,091
Nippon Television Holdings, Inc.	37,200	685,677
Nitori Holdings Co., Ltd.#	10,700	881,381
Nomura Research Institute, Ltd.	49,700	1,879,395
OBIC Business Consultants Co., Ltd.#	20,200	1,153,582
OBIC Co., Ltd.	105,800	5,629,488
Omron Corp.#	6,300	231,580
OSAKA Titanium Technologies Co.#	163,200	3,977,254
Park24 Co., Ltd.	19,600	398,050
Proto Corp.	34,700	472,157
Rakuten, Inc.#	7,300	92,036
Santen Pharmaceutical Co., Ltd.	115,000	1,823,558
Seria Co., Ltd.#	22,400	933,485
Shimamura Co., Ltd.#	3,200	390,187
Shimano, Inc.	2,800	415,565
Shimizu Corp.	929,000	7,795,751
Shiseido Co., Ltd.#	7,600	181,851
Shizuoka Bank, Ltd.#	63,000	615,670
SK Kaken Co., Ltd.	4,000	377,254
Sony Financial Holdings, Inc.#	53,500	985,686
Stanley Electric Co., Ltd.#	56,900	1,259,565
Start Today Co., Ltd.#	211,200	7,334,525
Sundrug Co., Ltd.	17,100	1,101,568
Suruga Bank, Ltd.#	85,400	1,728,812
Temp Holdings Co., Ltd.#	510,300	8,241,076
Terumo Corp.#	22,400	715,126
Toshiba Plant Systems & Services Corp.	18,000	173,712
Tsumura & Co.	4,000	109,992
Unicharm Corp.#	70,100	1,478,307
USS Co., Ltd.#	70,900	1,127,143
Welcia Holdings Co., Ltd.	4,000	220,634
Yamato Holdings Co., Ltd.#	90,300	1,726,777

		114,573,765

Jersey - 0.4%

Wizz Air Holdings PLC†*	94,084	2,502,419
Wolseley PLC	4,608	267,471

		2,769,890

Luxembourg - 1.6%

B&M European Value Retail SA	279,421	1,333,207
Globant SA†#	6,959	244,679
Grand City Properties SA	269,548	5,553,422
SAF-Holland SA	129,939	1,811,502
Samsonite International SA	178,500	529,506
SES SA FDR	31,752	881,295

		10,353,611

Malaysia - 0.6%

Astro Malaysia Holdings Bhd	1,412,000	943,762
Inari Amertron Bhd	1,788,400	1,769,945
Public Bank Bhd	229,100	987,537

		3,701,244

Mexico - 0.5%

Alsea SAB de CV	51,964	185,310
Bolsa Mexicana de Valores SAB de CV	366,100	527,787
Concentradora Fibra Danhos SA de CV	127,610	281,572
Concentradora Fibra Hotelera Mexicana SA de CV	543,378	491,648
Elementia SAB de CV†*	23,400	28,089
Genomma Lab Internacional SAB de CV, Class B†	557,346	438,057
Grupo Lala SAB de CV	131,960	316,721
Prologis Property Mexico SA de CV	336,978	548,613
Promotora y Operadora de Infraestructura SAB de CV†	51,398	622,856

		3,440,653

Netherlands - 1.9%

Aalberts Industries NV	14,779	487,961
ASM International NV	27,663	1,106,109
Brunel International NV#	18,055	330,778
Corbion NV VRS	130,511	3,112,897
Euronext NV*	113,130	5,627,951
IMCD Group NV	13,324	487,080
Koninklijke Vopak NV#	6,971	302,489
Sensata Technologies Holding NV†	9,819	449,808

		11,905,073

New Zealand - 0.3%

Fisher & Paykel Healthcare Corp., Ltd.	373,611	2,068,266

Norway - 0.4%

Aker Solutions ASA	90,903	392,145
Europris ASA†*	107,447	506,910
Marine Harvest ASA	76,420	1,033,231
Storebrand ASA†	105,150	387,421
XXL ASA*	26,622	305,567

		2,625,274

Panama - 0.1%

Copa Holdings SA, Class A#	14,153	731,002

Philippines - 0.4%

BDO Unibank, Inc.	571,940	1,225,412
Jollibee Foods Corp.	41,060	175,075
Security Bank Corp.	278,230	812,144

		2,212,631

Portugal - 0.2%

CTT-Correios de Portugal SA#	163,211	1,510,234

Singapore - 0.5%

Ascendas India Trust	2,103,300	1,289,819
Super Group, Ltd.#	2,211,200	1,285,445
Venture Corp., Ltd.	135,563	809,216

		3,384,480

South Africa — 0.3%

Clicks Group, Ltd.	150,739	1,011,565
Woolworths Holdings, Ltd.	140,373	990,457

		2,002,022

South Korea — 1.7%

CJ O Shopping Co., Ltd.	4,117	679,738
E-Mart Co., Ltd.	2,542	469,745
LG Household & Health Care, Ltd.	2,670	2,324,045
Osstem Implant Co., Ltd.†	69,263	4,031,196
Samsung Fire & Marine Insurance Co., Ltd.	6,571	1,739,140
Seoul Semiconductor Co., Ltd.†	50,523	743,851
TK Corp.†	54,556	464,507

		10,452,222

Spain — 1.0%

Amadeus IT Holding SA, Class A	105,577	4,234,895
Cellnex Telecom SAU*	70,913	1,288,303
Viscofan SA	15,999	977,712

		6,500,910

Sweden — 1.6%

AAK AB	52,433	3,937,675
NetEnt AB	76,375	4,544,776
Saab AB, Series B	12,173	377,257
Swedish Match AB	35,502	1,224,811

		10,084,519

Switzerland — 3.9%

Burckhardt Compression Holding AG	2,051	655,359
Coca-Cola HBC AG	19,545	474,225
DKSH Holding AG	3,109	192,641
Geberit AG	4,847	1,621,084
Julius Baer Group, Ltd.	9,675	463,038
Lonza Group AG†	3,521	556,461
Sika AG (BR)†	498	1,686,864
Sonova Holding AG	13,775	1,737,858
Tecan Group AG	16,596	2,455,082
Temenos Group AG	107,654	5,231,764
U-Blox AG	21,254	4,400,158
Ypsomed Holding AG	35,437	5,073,500

		24,548,034

Taiwan — 1.5%

Advantech Co., Ltd.	55,235	362,965
Chroma ATE, Inc.	681,000	1,203,777
Cub Elecparts, Inc.	279,136	3,300,855
E.Sun Financial Holding Co., Ltd.	2,958,747	1,781,122
Siliconware Precision Industries Co., Ltd.	1,262,000	1,662,459
Voltronic Power Technology Corp.	11,000	163,440
Yuanta Financial Holding Co., Ltd.	2,491,807	942,768

		9,417,386

Thailand — 0.8%

AEON Thana Sinsap Thailand PCL	161,200	441,906
Glow Energy PCL	605,000	1,392,648
Minor International PCL	1,383,670	1,418,802
Precious Shipping PCL†	873,250	169,338
PTT Global Chemical PCL	872,100	1,289,657

		4,712,351

Turkey — 0.1%

Ford Otomotiv Sanayi AS	17,728	198,989
Tofas Turk Otomobil Fabrikasi AS	36,368	240,061

		439,050

United Kingdom — 23.5%

Abcam PLC	33,592	290,403
Aberdeen Asset Management PLC	241,906	1,163,684
Admiral Group PLC	21,662	528,853
Amlin PLC	155,768	1,547,200
Ashtead Group PLC	31,840	525,098
AVEVA Group PLC	12,377	408,797
Babcock International Group PLC	65,778	1,061,020
Bellway PLC	363,829	14,334,698
Betfair Group PLC	22,394	1,235,441
Booker Group PLC	1,007,333	2,736,926
Britvic PLC	50,853	549,531
Bunzl PLC	376,182	10,878,092
Burberry Group PLC	30,929	579,948
Cairn Energy PLC†	104,977	226,882
Capita PLC	31,623	605,820
Cineworld Group PLC	341,408	2,804,930
Clinigen Group PLC	134,792	1,362,198
Cobham PLC	159,311	727,972
Compass Group PLC	168,705	2,932,157
Croda International PLC	85,750	3,703,964
Derwent London PLC	75,759	4,301,591
Dignity PLC	207,178	7,744,599
Domino’s Pizza Group PLC	248,763	3,937,694
Electrocomponents PLC#	88,385	321,876
Elementis PLC	222,230	850,474
Essentra PLC	54,376	711,264
Exova Group PLC	202,881	488,894
Fevertree Drinks PLC	445,615	3,862,412
Foxtons Group PLC	148,185	392,130
GKN PLC	146,326	662,246
Great Portland Estates PLC	413,161	5,454,121
Halma PLC	416,416	5,409,287
Hargreaves Lansdown PLC	68,034	1,532,890
IG Group Holdings PLC	115,170	1,342,560
IMI PLC	36,344	522,197
Inchcape PLC	266,869	3,161,188
Intertek Group PLC	49,234	2,096,257
Jardine Lloyd Thompson Group PLC	90,235	1,219,049
John Wood Group PLC	58,336	490,697
Ladbrokes PLC	93,289	163,685
Laird PLC	416,855	2,241,335
Liberty Global PLC, Class A†	10,287	436,272
Liberty Global PLC, Class C†	25,379	1,040,539
Lookers PLC	597,465	1,557,626
LSL Property Services PLC	119,831	566,248
Meggitt PLC	144,102	841,433
Micro Focus International PLC	119,728	2,313,534
Mitie Group PLC	139,451	670,196

Next PLC	37,261	4,444,605
Pets at Home Group PLC	713,618	2,881,483
Poundland Group PLC	80,822	262,563
Premier Farnell PLC	136,761	213,185
PZ Cussons PLC	24,712	117,648
Rathbone Brothers PLC	53,415	1,780,320
Redrow PLC	485,599	3,321,838
Restaurant Group PLC	291,992	2,887,083
Rightmove PLC	60,009	3,616,084
Rotork PLC	130,131	356,702
RPC Group PLC	305,824	3,523,599
Savills PLC	150,850	2,040,211
Schroders PLC	70,614	3,186,296
Segro PLC	333,646	2,217,047
Smith & Nephew PLC	51,639	874,951
Smiths Group PLC	20,477	318,581
Spectris PLC	58,677	1,572,162
Spirax-Sarco Engineering PLC#	17,005	799,070
Stagecoach Group PLC	426,538	2,285,689
Tate & Lyle PLC	29,826	265,033
Travis Perkins PLC	23,610	722,914
Victrex PLC	29,191	850,714
Virgin Money Holdings UK PLC	488,880	2,620,498
Whitbread PLC	35,158	2,408,231
William Hill PLC	108,829	586,132
Zoopla Property Group PLC*	348,353	1,227,691

		147,916,238

United States - 0.7%

Cognizant Technology Solutions Corp., Class A†	25,220	1,628,708
EPAM Systems, Inc.†	20,927	1,647,583
Gran Tierra Energy, Inc.†	386,872	958,887
PriceSmart, Inc.	1,672	155,830

		4,391,008

Total Common Stocks
(cost $509,864,451)		604,189,883

EXCHANGE-TRADED FUNDS - 0.5%
United States - 0.5%

iShares MSCI EAFE Small-Cap ETF#
(cost $2,746,708)	59,300	2,992,278

EQUITY CERTIFICATES - 0.9%

Deutsche Bank AG - MOIL, Ltd.†	255,038	759,700
Merrill Lynch - Bajaj Electricals, Ltd.†	249,543	819,518
Merrill Lynch - CESC, Ltd.†	95,248	786,648
Merrill Lynch - Shriram Transport Finance Co., Ltd.†	91,509	1,200,030
Merrill Lynch Int’l & Co. - Dabur India, Ltd.†	308,075	1,259,708
Merrill Lynch Int’l & Co. - Federal Bank Ltd.†	1,182,568	1,041,433

Total Equity Certificates
(cost $5,833,461)		5,867,037

WARRANTS - 0.0%

Minor International PCL Expires 11/3/2017 (strike price THB 36.36)†	54,140	8,006
Precious Shipping PCL Expires 06/15/2018 (strike price THB 17.50) †	27,795	1,893

Total Warrants
(cost $0)		9,899

RIGHTS - 0.0%
UBI BANCO
Expires 01/12/16 (strike price 7.29 EUR) (cost $0)	103,702	0

Total Long-Term Investment Securities
(cost $518,444,620)		613,059,097

SHORT-TERM INVESTMENT SECURITIES - 6.2%
Registered Investment Companies - 6.2%

State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2) (cost $38,936,583)	38,936,583	38,936,583
REPURCHASE AGREEMENTS - 1.1%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/30/2015, to be repurchased 12/01/2015 in the amount $6,682,000 collateralized by $7,000,000 of Federal Home Loan Mtg.Assoc., bearing interest at 2.00% due 01/30/2023 and having an approximate value of $6,820,289 (cost $6,682,000)	$6,682,000	6,682,000

TOTAL INVESTMENTS
(cost $564,063,203)(3)	104.5%	658,677,680
Liabilities in excess of other assets	(4.5)	(28,184,259)

NET ASSETS —	100.0%	$630,493,421

#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $13,025,605 representing 2.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $38,635,463. This was secured by collateral of $38,936,583, which was received in cash and subsequently invested in short-term investments currently valued at $38,936,583 as reported in the Portfolio of Investments. Additional collateral of $1,556,254 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	8/1/2027 to 12/15/2044	$417
Federal National Mtg. Assoc.	2.00% to 4.25%	12/1/2027 to 02/25/2044	926
Government National Mtg. Assoc.	0.40% to 4.00%	4/20/2039 to 12/16/2052	65
United States Treasury Bills	0.00%	3/3/2016 to 04/07/2016	16,012
United States Treasury Notes/Bonds	0.13% to 8.88%	1/15/2016 to 05/15/2045	1,538,834

(2)	The rate shown is the 7-day yield as of November 30, 2015.

(3)	See Note 5 for cost of investments on a tax basis.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	Illiquid security. At November 30, 2015. The aggregate value of these securities was $0 representing 0.0% of net assets.
ADR	- American Depositary Receipt
BR	- Bearer Shares
FDR	- Federal Depositary Receipt
ISE	- Irish Stock Exchange
LSE	- London Stock Exchange
THB	- Thai Baht
VRS	- Variable Rate Security

Industry Allocation*

Registered Investment Companies	6.2%
Banks-Commercial	3.2
Building-Residential/Commercial	3.0
Real Estate Investment Trusts	3.0
Food-Misc./Diversified	2.5
Auto/Truck Parts & Equipment-Original	2.5
E-Commerce/Services	2.0
Computer Services	2.0
Containers-Paper/Plastic	2.0
Real Estate Operations & Development	1.9
Diversified Operations/Commercial Services	1.8
Retail-Apparel/Shoe	1.8
Energy-Alternate Sources	1.7
Building & Construction Products-Misc.	1.6
Human Resources	1.6
Retail-Restaurants	1.5
Finance-Other Services	1.5
Medical Products	1.4
Chemicals-Diversified	1.4
Enterprise Software/Service	1.3
E-Commerce/Products	1.3
Medical Labs & Testing Services	1.2
Building & Construction-Misc.	1.2
Funeral Services & Related Items	1.2
Investment Management/Advisor Services	1.2
Advertising Sales	1.2
Wireless Equipment	1.2
Electronic Measurement Instruments	1.2
Cosmetics & Toiletries	1.1
Machinery-General Industrial	1.1
Insurance-Property/Casualty	1.1
Retail-Discount	1.1
Casino Hotels	1.1
Soap & Cleaning Preparation	1.1
Repurchase Agreements	1.1
Gambling (Non-Hotel)	1.0
Machine Tools & Related Products	1.0
Hotels/Motels	1.0
Cellular Telecom	1.0
Chemicals-Specialty	1.0
Commercial Services	1.0
Applications Software	1.0
Casino Services	0.9
Computers-Integrated Systems	0.9
Beverages-Non-alcoholic	0.9
Leisure Products	0.9
Transport-Services	0.9
Food-Catering	0.9
Electronic Components-Misc.	0.8
Fisheries	0.8
Dental Supplies & Equipment	0.8
Medical-Drugs	0.8
Entertainment Software	0.7
Transactional Software	0.7
Retail-Drug Store	0.6
Distribution/Wholesale	0.6
Non-Ferrous Metals	0.6
Electronic Components-Semiconductors	0.6
Private Equity	0.6
Electric-Integrated	0.6
Petrochemicals	0.6
Retail-Convenience Store	0.6
Auto/Truck Parts & Equipment-Replacement	0.5
Airlines	0.5
Apparel Manufacturers	0.5
Diversified Financial Services	0.5
Satellite Telecom	0.5
Medical Instruments	0.5
Exchange-Traded Funds	0.5
Real Estate Management/Services	0.5
Retail-Pet Food & Supplies	0.5
Semiconductor Equipment	0.4
Retail-Misc./Diversified	0.4
Theaters	0.4
Food-Wholesale/Distribution	0.4
Computer Software	0.4
Photo Equipment & Supplies	0.4
Retail-Automobile	0.4
Insurance Brokers	0.4
Oil Refining & Marketing	0.4
Wire & Cable Products	0.4
Consulting Services	0.4
Gas-Distribution	0.4
Telecommunication Equipment	0.4
Coatings/Paint	0.4
Auto-Cars/Light Trucks	0.4
Food-Dairy Products	0.3
Electric-Generation	0.3
Aerospace/Defense	0.3
Respiratory Products	0.3
Veterinary Products	0.3
Transport-Truck	0.3
Semiconductor Components-Integrated Circuits	0.3
Oil-Field Services	0.3
Rubber/Plastic Products	0.3
Insurance-Multi-line	0.3
Cable/Satellite TV	0.3
Insurance-Life/Health	0.3
Diversified Manufacturing Operations	0.3
Oil Companies-Exploration & Production	0.2
Electric Products-Misc.	0.2
Telephone-Integrated	0.2
Drug Delivery Systems	0.2
Food-Flour & Grain	0.2
Explosives	0.2
Tobacco	0.2
Television	0.2
Finance-Auto Loans	0.2
Food-Retail	0.2
Electronic Connectors	0.2
Food-Confectionery	0.2
Footwear & Related Apparel	0.2
Advertising Services	0.2
Building-Maintenance & Services	0.2
Engineering/R&D Services	0.2
Finance-Credit Card	0.2
Internet Content-Information/News	0.2
Instruments-Controls	0.2
Finance-Investment Banker/Broker	0.1
Broadcast Services/Program	0.1
Retail-Home Furnishings	0.1
Gold Mining	0.1
Rental Auto/Equipment	0.1
Lighting Products & Systems	0.1
Schools	0.1
Brewery	0.1
Metal-Iron	0.1
Hazardous Waste Disposal	0.1
Aerospace/Defense-Equipment	0.1
Retail-Building Products	0.1
Forestry	0.1
Chemicals-Plastics	0.1
Diversified Minerals	0.1
Diversified Operations	0.1
Beverages-Wine/Spirits	0.1
Building-Heavy Construction	0.1
MRI/Medical Diagnostic Imaging	0.1
Electronic Parts Distribution	0.1
Consumer Products-Misc.	0.1
Computer Aided Design	0.1
Office Supplies & Forms	0.1
Metal Processors & Fabrication	0.1
Transport-Marine	0.1
Machinery-Pumps	0.1
Finance-Consumer Loans	0.1
Bicycle Manufacturing	0.1
Instruments-Scientific	0.1
Industrial Gases	0.1
Computers	0.1
Building Products-Cement	0.1

104.5%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$12,756,502	$—	$0	$12,756,502
Other Countries	591,433,381	—	—	591,433,381
Exchange Traded-Funds	2,992,278	—	—	2,992,278
Equity Certificates	—	5,867,037	—	5,867,037
Warrants	9,899	—	—	9,899
Rights	0	—	—	0
Short-Term Investment Securities	38,936,583	—	—	38,936,583
Repurchase Agreements	—	6,682,000	—	6,682,000

Total Investments at Value	$646,128,643	$12,549,037	$0	$658,677,680

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $457,714,907 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.6%
Advertising Agencies - 1.9%

Interpublic Group of Cos., Inc.	72,586	$1,669,478
Omnicom Group, Inc.#	26,867	1,986,009

		3,655,487

Aerospace/Defense - 3.4%

Northrop Grumman Corp.	15,982	2,978,405
Raytheon Co.	29,166	3,617,459

		6,595,864

Aerospace/Defense-Equipment - 1.7%

United Technologies Corp.	33,846	3,250,908

Agricultural Chemicals - 1.1%

CF Industries Holdings, Inc.	31,031	1,431,770
Mosaic Co.	19,970	631,851

		2,063,621

Airlines - 0.7%

Delta Air Lines, Inc.	27,964	1,299,207

Applications Software - 0.8%

Citrix Systems, Inc.†	8,666	664,422
Microsoft Corp.	18,063	981,724

		1,646,146

Banks-Commercial - 0.4%

CIT Group, Inc.	18,807	807,949

Banks-Fiduciary - 0.3%

State Street Corp.	7,129	517,423

Banks-Super Regional - 5.6%

Capital One Financial Corp.	31,209	2,450,219
Fifth Third Bancorp	54,376	1,123,952
PNC Financial Services Group, Inc.	33,310	3,181,438
US Bancorp	26,027	1,142,325
Wells Fargo & Co.	56,770	3,128,027

		11,025,961

Beverages-Non-alcoholic - 3.1%

Coca-Cola Co.	25,134	1,071,211
Coca-Cola Enterprises, Inc.	13,001	653,950
PepsiCo, Inc.	43,785	4,385,506

		6,110,667

Brewery - 1.3%

Molson Coors Brewing Co., Class B	28,364	2,610,339

Building & Construction Products-Misc. - 0.4%

Owens Corning	15,211	712,483

Building Products-Cement - 1.5%

Vulcan Materials Co.	27,872	2,861,618

Cable/Satellite TV - 0.2%

Comcast Corp., Class A	5,633	342,824

Cellular Telecom - 0.5%

Vodafone Group PLC ADR	29,803	1,000,189

Chemicals-Diversified - 0.7%

Dow Chemical Co.	28,071	1,463,341

Computer Services - 0.4%

Accenture PLC, Class A	3,412	365,835
Hewlett Packard Enterprise Co.	31,177	463,290

		829,125

Computers - 1.1%

Apple, Inc.	13,251	1,567,594
HP, Inc.	51,495	645,747

		2,213,341

Containers-Paper/Plastic - 0.7%

Packaging Corp. of America	20,628	1,402,498

Cosmetics & Toiletries - 1.3%

Procter & Gamble Co.	24,664	1,845,854
Unilever PLC ADR#	14,000	599,900

		2,445,754

Cruise Lines - 0.7%

Carnival Corp.	27,287	1,378,812

Diversified Banking Institutions - 8.1%

Citigroup, Inc.	98,599	5,333,220
JPMorgan Chase & Co.	109,808	7,321,998
Morgan Stanley	91,728	3,146,270

		15,801,488

Diversified Manufacturing Operations - 0.3%

General Electric Co.	21,632	647,662

Diversified Operations - 0.3%

Leucadia National Corp.	30,937	546,966

Electric Products-Misc. - 0.2%

Emerson Electric Co.	9,329	466,450

Electric-Distribution - 0.5%

PPL Corp.	30,915	1,052,347

Electronic Components-Semiconductors - 2.1%

Microchip Technology, Inc.#	31,296	1,510,971
Micron Technology, Inc.†	41,854	666,734
Texas Instruments, Inc.	32,388	1,882,391

		4,060,096

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	18,065	755,478

Electronic Security Devices - 0.5%

Tyco International PLC	24,974	881,832

Enterprise Software/Service - 2.1%

Oracle Corp.	103,731	4,042,397

Finance-Consumer Loans - 0.7%

Synchrony Financial†	45,711	1,454,981

Finance-Credit Card - 0.5%

American Express Co.	6,205	444,526
Discover Financial Services	8,041	456,407

		900,933

Finance-Investment Banker/Broker - 3.2%

Charles Schwab Corp.	61,008	2,056,580
E*TRADE Financial Corp.†	66,447	2,021,982
Raymond James Financial, Inc.	12,487	733,361
TD Ameritrade Holding Corp.	39,701	1,454,248

		6,266,171

Finance-Mortgage Loan/Banker - 0.4%

FNF Group	20,722	742,884

Food-Misc./Diversified - 2.5%

ConAgra Foods, Inc.	35,788	1,464,803
General Mills, Inc.	7,178	414,601
Kellogg Co.	27,987	1,924,666
Mondelez International, Inc., Class A	26,393	1,152,318

		4,956,388

Food-Wholesale/Distribution - 0.4%

Sysco Corp.	17,240	708,564

Gold Mining - 0.3%

Newmont Mining Corp.	36,226	666,921

Instruments-Controls - 1.0%

Honeywell International, Inc.	18,413	1,914,031

Instruments-Scientific - 0.3%

Thermo Fisher Scientific, Inc.	4,002	553,877

Insurance Brokers - 0.5%

Marsh & McLennan Cos., Inc.	16,893	934,183

Insurance-Life/Health - 2.7%

Prudential Financial, Inc.	61,389	5,313,218

Insurance-Multi-line - 3.5%

ACE, Ltd.	14,236	1,635,005
Allstate Corp.	5,616	352,460
Hartford Financial Services Group, Inc.	31,414	1,433,735
MetLife, Inc.	16,184	826,841
Voya Financial, Inc.	63,772	2,595,520

		6,843,561

Insurance-Property/Casualty - 0.4%

Chubb Corp.	6,397	835,000

Insurance-Reinsurance - 0.8%

Berkshire Hathaway, Inc., Class B†	11,000	1,474,990

Medical Instruments - 0.6%

Boston Scientific Corp.†	65,878	1,204,250

Medical Labs & Testing Services - 0.4%

Laboratory Corp. of America Holdings†	5,883	715,020

Medical Products - 0.3%

Stryker Corp.	5,580	538,247

Medical-Biomedical/Gene - 0.1%

Amgen, Inc.	1,654	266,459

Medical-Drugs - 8.4%

Allergan PLC† 5.50%	2,585	811,406
Baxalta, Inc.	9,955	342,253
Bristol-Myers Squibb Co.	16,370	1,096,954
Eli Lilly & Co.	24,939	2,045,995
Johnson & Johnson	15,191	1,537,937
Merck & Co., Inc.	78,791	4,176,711
Novartis AG ADR#	11,493	979,663
Pfizer, Inc.	162,655	5,330,204
Zoetis, Inc.	4,061	189,649

		16,510,772

Medical-Generic Drugs - 0.2%

Teva Pharmaceutical Industries, Ltd. ADR	5,193	326,795

Medical-HMO - 1.2%

UnitedHealth Group, Inc.	20,752	2,338,958

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	10,837	941,194
McKesson Corp.	2,766	523,742

		1,464,936

Multimedia - 1.5%

Time Warner, Inc.	24,217	1,694,706
Viacom, Inc., Class B	18,390	915,638
Walt Disney Co.	3,179	360,721

		2,971,065

Networking Products - 2.7%

Cisco Systems, Inc.	195,962	5,339,965

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	15,543	682,804

Oil Companies-Exploration & Production - 8.3%

Anadarko Petroleum Corp.	34,105	2,042,889
Cimarex Energy Co.	7,812	929,784
Energen Corp.	4,779	283,347
EOG Resources, Inc.	58,892	4,913,360
Occidental Petroleum Corp.	104,398	7,891,445
Pioneer Natural Resources Co.	1,985	287,329

		16,348,154

Oil Companies-Integrated - 0.2%

Royal Dutch Shell PLC ADR	9,017	448,686

Oil Refining & Marketing - 1.8%

Phillips 66	38,961	3,566,100

Oil-Field Services - 1.6%

Schlumberger, Ltd.	41,399	3,193,933

Pharmacy Services - 0.9%

Express Scripts Holding Co.†	20,902	1,786,703

Pipelines - 0.3%

Enterprise Products Partners LP	23,087	586,179

Real Estate Investment Trusts - 1.2%

AvalonBay Communities, Inc.	2,495	453,566
Communications Sales & Leasing, Inc.	51,942	1,010,272
Weyerhaeuser Co.	25,820	830,629

		2,294,467

Retail-Discount - 0.6%

Target Corp.	6,509	471,903
Wal-Mart Stores, Inc.	12,006	706,433

		1,178,336

Retail-Drug Store - 1.1%

CVS Health Corp.	22,226	2,091,244

Retail-Office Supplies - 0.3%

Staples, Inc.	54,760	660,953

Semiconductor Components-Integrated Circuits - 0.4%

Analog Devices, Inc.	6,375	392,891
QUALCOMM, Inc.	6,171	301,083

		693,974

Semiconductor Equipment - 0.9%

Applied Materials, Inc.	95,462	1,791,822

Telephone-Integrated - 2.6%

AT&T, Inc.	111,882	3,767,067
Verizon Communications, Inc.	30,856	1,402,405

		5,169,472

Television - 0.7%

CBS Corp., Class B	26,838	1,354,782

Transport-Rail - 0.8%

CSX Corp.	33,119	941,573
Union Pacific Corp.	7,393	620,643

		1,562,216

Vitamins & Nutrition Products - 0.3%

Mead Johnson Nutrition Co.	7,412	597,333

Web Portals/ISP - 1.7%

Alphabet, Inc., Class A†	4,400	3,356,540

Total Common Stocks
(cost $178,811,038)		195,094,140

EXCHANGE-TRADED FUNDS - 0.4%

iShares Russell 1000 Value ETF
(cost $767,918)	7,731	778,434

Total Long-Term Investment Securities
(cost $179,578,956)		195,872,574

SHORT-TERM INVESTMENT SECURITIES - 4.5%
Commercial Paper - 1.4%

Societe Generale SA 0.04% due 12/01/2015*	$2,700,000	2,700,000

Registered Investment Companies - 2.7%

State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	5,178,933	5,178,933

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	864,000	864,000

Total Short-Term Investment Securities
(cost $8,742,933)		8,742,933

TOTAL INVESTMENTS
(cost $188,321,889)(3)	104.5%	204,615,507
Liabilities in excess of other assets	(4.5)	(8,742,933)

NET ASSETS	100.0%	$195,872,574

#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $2,700,000 representing 1.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $5,076,543. This was secured by collateral of $5,178,933, which was received in cash and subsequently invested in short-term investments currently valued at $5,178,933 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	See Note 5 for cost of investments on a tax basis.

ADR-American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$195,094,140	$—	$—	$195,094,140
Exchange-Traded Funds	778,434	—	—	778,434
Short-Term Investment Securities:
Registered Investment Companies	5,178,933	—	—	5,178,933
Other Short-Term Investment Securities	—	3,564,000	—	3,564,000

Total Investments at Value	$201,051,507	$3,564,000	$—	$204,615,507

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.5%
Aerospace/Defense-Equipment - 1.3%

Orbital ATK, Inc.	23,160	$1,989,676

Airlines - 1.6%

Delta Air Lines, Inc.	52,660	2,446,584

Apparel Manufacturers - 0.5%

Columbia Sportswear Co.	16,349	765,624

Applications Software - 5.5%

Paycom Software, Inc.†	62,575	2,728,270
ServiceNow, Inc.†	32,840	2,857,408
Tableau Software, Inc., Class A†	31,184	3,025,784

		8,611,462

Auction Houses/Art Dealers - 1.4%

KAR Auction Services, Inc.	59,812	2,268,669

Audio/Video Products - 0.9%

Harman International Industries, Inc.	13,940	1,438,050

Auto-Cars/Light Trucks - 0.5%

Tesla Motors, Inc.†#	3,240	746,042

Auto/Truck Parts & Equipment-Original - 2.9%

Delphi Automotive PLC	36,040	3,167,195
WABCO Holdings, Inc.†	13,420	1,442,382

		4,609,577

Beverages-Non-alcoholic - 1.0%

Monster Beverage Corp.†	10,420	1,611,036

Beverages-Wine/Spirits - 2.3%

Constellation Brands, Inc., Class A	26,140	3,666,396

Building Products-Cement - 1.3%

Vulcan Materials Co.	19,340	1,985,638

Building-Heavy Construction - 2.5%

SBA Communications Corp., Class A†	37,360	3,928,778

Coatings/Paint - 3.3%

Axalta Coating Systems, Ltd.†	79,302	2,301,344
Sherwin-Williams Co.	10,420	2,876,649

		5,177,993

Commercial Services - 6.6%

Aramark	71,170	2,321,565
CoStar Group, Inc.†	16,811	3,517,534
ServiceMaster Global Holdings, Inc.†	120,073	4,500,336

		10,339,435

Commercial Services-Finance - 7.5%

McGraw Hill Financial, Inc.	48,310	4,660,466
SEI Investments Co.	50,680	2,756,485
Vantiv, Inc., Class A†	42,880	2,260,205
WEX, Inc.†	22,560	2,126,731

		11,803,887

Computer Graphics - 0.9%

CyberArk Software, Ltd.†	31,150	1,348,484

Computer Services - 1.3%

EPAM Systems, Inc.†	26,308	2,071,229

Computer Software - 1.6%

Akamai Technologies, Inc.†	43,120	2,484,143

Consulting Services - 2.0%

Verisk Analytics, Inc.†	42,360	3,174,882

Cruise Lines - 1.2%

Norwegian Cruise Line Holdings, Ltd.†	33,850	1,944,344

Dental Supplies & Equipment - 1.3%

Align Technology, Inc.†	30,270	2,020,220

Diagnostic Kits - 1.5%

Alere, Inc.†	58,450	2,412,231

Distribution/Wholesale - 1.1%

HD Supply Holdings, Inc.†	54,755	1,731,901

Diversified Manufacturing Operations - 1.6%

Carlisle Cos., Inc.	27,880	2,465,986

Electronic Components-Semiconductors - 1.2%

Ambarella, Inc.†	8,889	558,318
Avago Technologies, Ltd.	10,820	1,411,469

		1,969,787

Electronic Security Devices - 1.7%

Allegion PLC	39,460	2,652,107

Enterprise Software/Service - 1.1%

Workday, Inc., Class A†	19,950	1,670,014

Entertainment Software - 1.9%

Electronic Arts, Inc.†	44,230	2,998,352

Finance-Credit Card - 2.4%

Alliance Data Systems Corp.†	13,340	3,826,579

Finance-Investment Banker/Broker - 1.1%

Raymond James Financial, Inc.	30,940	1,817,106

Finance-Leasing Companies - 1.2%

Air Lease Corp.	54,290	1,825,773

Finance-Other Services - 1.9%

Intercontinental Exchange, Inc.	11,390	2,959,578

Food-Retail - 1.7%

Kroger Co.	69,730	2,626,032

Home Decoration Products - 1.2%

Newell Rubbermaid, Inc.	43,190	1,928,865

Hotels/Motels - 1.3%

Hilton Worldwide Holdings, Inc.	90,649	2,104,870

Internet Content-Information/News - 1.8%

LinkedIn Corp., Class A†	11,510	2,798,196

Lighting Products & Systems - 1.3%

Acuity Brands, Inc.	9,220	2,128,714

Machinery-General Industrial - 1.4%

Wabtec Corp.	27,710	2,220,125

Medical Instruments - 1.9%

Edwards Lifesciences Corp.†	17,950	2,925,850

Medical-Biomedical/Gene - 3.3%

BioMarin Pharmaceutical, Inc.†	18,230	1,738,595
Incyte Corp.†	18,990	2,169,418
Vertex Pharmaceuticals, Inc.†	9,570	1,237,975

		5,145,988

Medical-Drugs - 2.0%

Zoetis, Inc.	68,070	3,178,869

Networking Products - 1.7%

Palo Alto Networks, Inc.†	13,960	2,615,266

Oil Companies-Exploration & Production - 0.8%

Diamondback Energy, Inc.†	16,280	1,270,166

Physicians Practice Management - 1.0%

Envision Healthcare Holdings, Inc.†	55,474	$1,525,535

Real Estate Management/Services - 2.0%

CBRE Group, Inc., Class A†	82,120	3,077,036

Resort/Theme Parks - 1.6%

Vail Resorts, Inc.	20,620	2,486,772

Retail-Arts & Crafts - 0.7%

Michaels Cos., Inc.†	49,610	1,101,838

Retail-Auto Parts - 2.0%

O’Reilly Automotive, Inc.†	11,810	3,116,305

Retail-Automobile - 1.2%

Lithia Motors, Inc., Class A	15,400	1,913,296

Retail-Perfume & Cosmetics - 0.8%

Ulta Salon Cosmetics & Fragrance, Inc.†	7,980	1,332,660

Retail-Restaurants - 2.1%

Chipotle Mexican Grill, Inc.†	2,030	1,176,486
Dave & Buster’s Entertainment, Inc.†	56,970	2,184,230

		3,360,716

Telephone-Integrated - 1.7%

Zayo Group Holdings, Inc.†#	107,260	2,606,418

Theaters - 1.5%

Cinemark Holdings, Inc.	69,230	2,402,281

Transport-Truck - 0.9%

Old Dominion Freight Line, Inc.†	21,300	1,357,023

Veterinary Diagnostics - 1.5%

VCA, Inc.†	42,280	2,326,668

Total Long-Term Investment Securities (cost $143,966,836)		156,311,052

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Registered Investment Companies - 1.2%

State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2) (cost $1,970,775)	1,970,775	1,970,775

REPURCHASE AGREEMENTS - 0.9%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/30/2015, to be repurchased 12/01/2015 in the amount $1,352,000 collateralized by $1,352,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2020 and having an approximate value of $1,383,544 (cost $1,352,000)	1,352,000	1,352,000

TOTAL INVESTMENTS (cost $147,289,611)(3)	101.6%	159,633,827
Liabilities in excess of other assets	(1.6)	(2,549,313)

NET ASSETS	100.0%	$157,084,514

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $1,929,542. This was secured by collateral of $1,970,775 which was received in cash and subsequently invested in short-term investments currently valued at $1,970,775 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$156,311,052	$—	$—	$156,311,052
Short-Term Investment Securities	1,970,775	—	—	1,970,775
Repurchase Agreements	—	1,352,000	—	1,352,000

Total Investments at Value	$158,281,827	$1,352,000	$—	$159,633,827

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.1%
Advertising Agencies - 1.0%

Interpublic Group of Cos., Inc.	238,189	$5,478,347
Omnicom Group, Inc.#	61,152	4,520,356

		9,998,703

Aerospace/Defense - 1.0%

Esterline Technologies Corp.†	67,405	6,408,867
Raytheon Co.	23,388	2,900,814

		9,309,681

Aerospace/Defense-Equipment - 2.2%

Curtiss-Wright Corp.	104,298	7,343,622
Harris Corp.	66,641	5,539,866
Moog, Inc., Class A†	103,606	6,845,248
Orbital ATK, Inc.	19,083	1,639,421

		21,368,157

Agricultural Chemicals - 0.2%

Mosaic Co.	64,869	2,052,455

Airlines - 0.2%

Delta Air Lines, Inc.	42,520	1,975,479

Apparel Manufacturers - 0.5%

Global Brands Group Holding, Ltd.†	25,092,000	4,854,355

Applications Software - 0.8%

Verint Systems, Inc.†	163,538	7,661,755

Athletic Equipment - 0.6%

Performance Sports Group Ltd†	475,862	5,643,723

Auto/Truck Parts & Equipment-Original - 1.2%

Lear Corp.	49,535	6,236,457
Tenneco, Inc.†	65,580	3,533,450
WABCO Holdings, Inc.†	18,377	1,975,160

		11,745,067

Banks-Commercial - 4.6%

BankUnited, Inc.	201,907	7,632,085
BB&T Corp.	165,656	6,397,635
CIT Group, Inc.	57,431	2,467,236
East West Bancorp, Inc.	128,922	5,592,636
IBERIABANK Corp.	111,963	7,095,095
South State Corp.	57,423	4,514,022
Zions Bancorporation	332,965	9,975,631

		43,674,340

Banks-Fiduciary - 0.3%

State Street Corp.	33,415	2,425,261

Banks-Super Regional - 2.9%

Comerica, Inc.	199,247	9,235,098
Fifth Third Bancorp	348,585	7,205,252
Huntington Bancshares, Inc.	516,940	6,043,029
SunTrust Banks, Inc.	128,869	5,595,492

		28,078,871

Beverages-Non-alcoholic - 0.3%

Coca-Cola Enterprises, Inc.	52,097	2,620,479

Beverages-Wine/Spirits - 0.5%

Constellation Brands, Inc., Class A	33,792	4,739,666

Building & Construction Products-Misc. - 0.8%

Louisiana-Pacific Corp.†	420,899	7,744,542

Building Products-Doors & Windows - 0.5%

Sanwa Holdings Corp.	588,800	4,936,162

Building Products-Wood - 0.7%

Masco Corp.	212,523	6,356,563

Building-Residential/Commercial - 1.9%

D.R. Horton, Inc.	154,872	5,003,914
Lennar Corp., Class A#	152,279	7,798,208
PulteGroup, Inc.	118,118	2,300,939
Toll Brothers, Inc.†	84,779	3,152,083

		18,255,144

Cellular Telecom - 0.1%

Millicom International Cellular SA SDR	17,346	1,020,259

Chemicals-Diversified - 0.8%

Celanese Corp., Series A	69,043	4,884,792
Huntsman Corp.	213,467	2,672,607

		7,557,399

Chemicals-Plastics - 0.2%

PolyOne Corp.	52,247	1,879,847

Chemicals-Specialty - 1.4%

Cabot Corp.	126,889	5,524,747
Methanex Corp.	210,321	8,248,790

		13,773,537

Coatings/Paint - 0.6%

Valspar Corp.	64,629	5,460,504

Commercial Services-Finance - 2.5%

Equifax, Inc.	68,216	7,606,084
Global Payments, Inc.	23,330	1,652,930
McGraw Hill Financial, Inc.	27,057	2,610,189
Moody’s Corp.	25,348	2,613,886
SEI Investments Co.	84,694	4,606,507
Total System Services, Inc.	78,943	4,417,650

		23,507,246

Computer Services - 0.9%

Amdocs, Ltd.	116,560	6,593,799
Hewlett Packard Enterprise Co.	149,781	2,225,746

		8,819,545

Computers-Memory Devices - 0.9%

Seagate Technology PLC#	41,390	1,487,557
Western Digital Corp.	113,013	7,053,141

		8,540,698

Consulting Services - 1.3%

Booz Allen Hamilton Holding Corp.	189,489	5,769,940
Towers Watson & Co., Class A	52,776	7,098,900

		12,868,840

Consumer Products-Misc. - 0.2%

Samsonite International SA	779,100	2,311,139

Containers-Metal/Glass - 0.7%

Crown Holdings, Inc.†	130,256	6,761,589

Containers-Paper/Plastic - 2.0%

Bemis Co., Inc.	96,383	4,541,567
Graphic Packaging Holding Co.	620,527	8,482,604
KapStone Paper and Packaging Corp.	69,900	1,696,473
Packaging Corp. of America	68,410	4,651,196

		19,371,840

Cruise Lines - 0.9%

Norwegian Cruise Line Holdings, Ltd.†	141,984	8,155,561

Data Processing/Management - 0.5%

Fidelity National Information Services, Inc.	81,881	5,213,363

Decision Support Software - 0.6%

MSCI, Inc.	79,897	5,602,378

Dialysis Centers - 0.2%

DaVita HealthCare Partners, Inc.†	25,002	1,826,146

Distribution/Wholesale - 0.7%

Rexel SA	158,260	2,167,872
WESCO International, Inc.†	95,365	4,582,288

		6,750,160

Diversified Manufacturing Operations - 1.8%

Barnes Group, Inc.	188,112	7,246,074
Ingersoll-Rand PLC	66,749	3,916,164
Parker-Hannifin Corp.	30,308	3,172,035
Textron, Inc.	65,020	2,774,404

		17,108,677

E-Commerce/Services - 0.8%

Expedia, Inc.	47,942	5,902,139
IAC/InterActiveCorp	34,782	2,183,962

		8,086,101

Electric-Integrated - 5.2%

AES Corp.	198,941	1,987,421
Alliant Energy Corp.	145,487	8,756,862
Ameren Corp.	62,786	2,747,515
American Electric Power Co., Inc.	112,185	6,283,482
Edison International	99,518	5,907,388
FirstEnergy Corp.	47,894	1,503,393
Great Plains Energy, Inc.	273,675	7,386,488
PG&E Corp.	45,598	2,404,383
Portland General Electric Co.	177,763	6,563,010
Westar Energy, Inc.	150,300	6,414,804

		49,954,746

Electronic Components-Misc. - 1.1%

Flextronics International, Ltd.†	245,353	2,760,221
Jabil Circuit, Inc.	187,500	4,798,125
TE Connectivity, Ltd.	43,205	2,898,624

		10,456,970

Electronic Components-Semiconductors - 3.3%

Avago Technologies, Ltd.	27,724	3,616,596
Microsemi Corp.†	343,390	12,365,474
ON Semiconductor Corp.†	96,860	1,061,585
Qorvo, Inc.†	102,890	5,974,822
Silicon Motion Technology Corp. ADR	97,400	3,240,498
Synaptics, Inc.†	60,414	5,423,365

		31,682,340

Electronic Parts Distribution - 1.8%

Arrow Electronics, Inc.†	226,938	12,835,613
Avnet, Inc.	89,227	4,043,768

		16,879,381

Engineering/R&D Services - 0.2%

Fluor Corp.	41,637	2,023,558

Entertainment Software - 1.4%

Activision Blizzard, Inc.	242,318	9,125,696
NetEase, Inc. ADR	24,657	4,109,336

		13,235,032

Finance-Auto Loans - 0.3%

Ally Financial, Inc.†	160,364	3,200,865

Finance-Consumer Loans - 0.4%

Navient Corp.	177,121	2,109,511
SLM Corp.†	208,892	1,411,066

		3,520,577

Finance-Credit Card - 1.1%

Alliance Data Systems Corp.†	14,595	4,186,576
Discover Financial Services	105,896	6,010,657

		10,197,233

Finance-Investment Banker/Broker - 2.2%

Charles Schwab Corp.	79,942	2,694,845
Raymond James Financial, Inc.	141,648	8,318,987
TD Ameritrade Holding Corp.	273,148	10,005,411

		21,019,243

Finance-Other Services - 0.0%

Solar Cayman, Ltd.†*(3)(4)	120,200	8,414

Food-Misc./Diversified - 0.8%

Ingredion, Inc.	75,792	7,470,817

Gas-Distribution - 0.9%

UGI Corp.	248,169	8,604,019

Home Decoration Products - 1.6%

Newell Rubbermaid, Inc.	341,559	15,254,025

Human Resources - 1.5%

ManpowerGroup, Inc.	63,091	5,695,855
Robert Half International, Inc.	177,337	9,076,108

		14,771,963

Instruments-Controls - 0.5%

Sensata Technologies Holding NV†	101,651	4,656,632

Insurance Brokers - 1.3%

Aon PLC	72,365	6,855,860
Marsh & McLennan Cos., Inc.	99,718	5,514,406

		12,370,266

Insurance-Life/Health - 2.6%

CNO Financial Group, Inc.	216,914	4,388,170
Symetra Financial Corp.	63,656	2,003,891
Torchmark Corp.	44,483	2,696,560
Unum Group	439,944	16,137,146

		25,225,767

Insurance-Multi-line - 1.6%

Allstate Corp.	34,213	2,147,208
Loews Corp.	71,710	2,717,092
XL Group PLC	262,041	10,004,725

		14,869,025

Insurance-Property/Casualty - 1.4%

Alleghany Corp.†	9,987	5,086,978
Hanover Insurance Group, Inc.	65,382	5,531,317
WR Berkley Corp.	52,706	2,933,616

		13,551,911

Insurance-Reinsurance - 2.0%

Argo Group International Holdings, Ltd.	94,426	5,998,884
Reinsurance Group of America, Inc.	142,105	13,056,607

		19,055,491

Medical Instruments - 1.0%

Boston Scientific Corp.†	233,902	4,275,729
Bruker Corp.†	89,425	2,024,582
St. Jude Medical, Inc.	51,541	3,252,237

		9,552,548

Medical Labs & Testing Services - 0.9%

ICON PLC†	68,196	5,069,009
Laboratory Corp. of America Holdings†	30,021	3,648,752

		8,717,761

Medical Products - 0.8%

Becton Dickinson and Co.	21,683	3,257,871
Zimmer Biomet Holdings, Inc.	41,353	4,177,066

		7,434,937

Medical-Drugs - 1.6%

Almirall SA	254,542	4,674,113
Ono Pharmaceutical Co., Ltd.#	65,500	10,487,449

		15,161,562

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	72,883	6,329,889

Metal Processors & Fabrication - 0.2%

Timken Co.	50,297	1,621,575

Motorcycle/Motor Scooter - 0.2%

Harley-Davidson, Inc.	37,037	1,811,850

Multimedia - 0.8%

Markit Ltd†	105,789	3,120,775
Quebecor, Inc., Class B#	174,900	4,331,082

		7,451,857

Office Supplies & Forms - 0.4%

Avery Dennison Corp.	56,208	3,707,480

Oil Companies-Exploration & Production - 5.2%

Cimarex Energy Co.	11,043	1,314,338
Cobalt International Energy, Inc.†	426,865	3,145,995
Diamondback Energy, Inc.†#	188,458	14,703,493
Energen Corp.	150,906	8,947,217
EQT Corp.	40,709	2,329,369
Kosmos Energy, Ltd.†	142,967	959,309
Newfield Exploration Co.†	175,700	6,722,282
Parsley Energy, Inc., Class A†	138,354	2,718,656
QEP Resources, Inc.	387,207	6,117,871
Rice Energy, Inc.†	74,690	1,006,821
RSP Permian, Inc.†	51,880	1,472,354

		49,437,705

Oil Refining & Marketing - 1.0%

HollyFrontier Corp.	35,960	1,728,957
Marathon Petroleum Corp.	88,213	5,152,521
Western Refining, Inc.#	51,093	2,312,469

		9,193,947

Oil-Field Services - 0.1%

Bristow Group, Inc.	37,956	1,159,556
Trican Well Service, Ltd.†	263,100	128,058

		1,287,614

Paper & Related Products - 0.2%

International Paper Co.	56,894	2,379,876

Physicians Practice Management - 0.4%

Envision Healthcare Holdings, Inc.†	135,027	3,713,243

Power Converter/Supply Equipment - 1.5%

Generac Holdings, Inc.†#	142,688	4,580,285
Hubbell, Inc., Class B	100,048	9,933,766

		14,514,051

Real Estate Investment Trusts - 8.8%

American Assets Trust, Inc.	189,011	7,524,528
American Homes 4 Rent, Class A	122,636	2,057,832
Blackstone Mortgage Trust, Inc., Class A	123,173	3,559,700
Boston Properties, Inc.	52,738	6,591,723
Douglas Emmett, Inc.	83,678	2,592,344
Equity LifeStyle Properties, Inc.	136,229	8,497,965
Equity Residential	93,179	7,437,548
Essex Property Trust, Inc.	20,674	4,771,353
Extra Space Storage, Inc.	94,548	7,918,395
Kilroy Realty Corp.	40,122	2,677,341
Kimco Realty Corp.	195,614	5,103,569
Macerich Co.	33,002	2,579,106
PS Business Parks, Inc.	60,712	5,368,155
Regency Centers Corp.	91,227	6,146,875
SL Green Realty Corp.	92,736	10,950,267

		83,776,701

Real Estate Operations & Development - 0.6%

Forest City Enterprises, Inc., Class A†	264,564	5,883,903

Recreational Vehicles - 0.4%

Brunswick Corp.	79,477	4,182,875

Research & Development - 0.4%

WuXi PharmaTech Cayman, Inc. ADR†	79,095	3,614,642

Retail-Apparel/Shoe - 0.6%

DSW, Inc., Class A	241,987	5,556,022

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	59,258	1,883,219

Retirement/Aged Care - 0.3%

Brookdale Senior Living, Inc.†	126,200	2,836,976

Rubber-Tires - 0.3%

Goodyear Tire & Rubber Co.	91,730	3,199,542

Savings & Loans/Thrifts - 0.5%

EverBank Financial Corp.	119,112	2,055,873
Provident Financial Services, Inc.	119,300	2,490,984

		4,546,857

Shipbuilding - 0.8%

Huntington Ingalls Industries, Inc.	56,441	7,389,256

Telecommunication Equipment - 0.5%

ARRIS Group, Inc.†	152,612	4,665,349

Television - 0.2%

CBS Corp., Class B	32,230	1,626,970

Tools-Hand Held - 0.5%

Stanley Black & Decker, Inc.	47,104	5,141,873

Transport-Rail - 0.5%

Genesee & Wyoming, Inc., Class A†	74,701	5,174,537

Total Long-Term Investment Securities
(cost $814,453,431)		937,858,124

SHORT-TERM INVESTMENT SECURITIES - 4.7%
Registered Investment Companies - 4.7%

SSgA Money Market Fund 0.09%(5)	9,967,872	9,967,872
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(5)	35,545,869	35,545,869

Total Short-Term Investment Securities
(cost $45,513,741)		45,513,741

REPURCHASE AGREEMENTS - 0.6%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/30/2015, to be repurchased 12/01/2015 in the amount $5,471,000 collateralized by $5,785,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $5,636,482 (cost $5,471,000)	$5,471,000	5,471,000

TOTAL INVESTMENTS
(cost $865,438,172) (2)	103.4%	988,842,865
Liabilities in excess of other assets	(3.4)	(32,886,280)

NET ASSETS	100.0%	$955,956,585

#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $8,414 representing 0.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $34,727,725. This was secured by collateral of $35,545,869, which was received in cash and subsequently invested in short-term investments currently valued at $35,545,869 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Fair valued security. Securities are classified as Level 3 based on the secutities valuation inputs; See Note 1.
(4)	Illiquid security. At November 30, 2015, the aggregate value of these securities was $8,414 representing 0.0% of net assets.
(5)	The rate shown is a 7-day yield as of November 30, 2015.

ADR - American Depositary Receipt

SDR - Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance - Other Services	$—	$—	$8,414	$8,414
Other Industries	937,849,710	—	—	937,849,710
Short-Term Investment Securities	45,513,741	—	—	45,513,741
Repurchase Agreements	—	5,471,000	—	5,471,000

Total Investments at Value	$983,363,451	$5,471,000	$8,414	$988,842,865

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $29,431,090 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2015 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 32.1%

VALIC Co. I Blue Chip Growth Fund	1,516,070	$28,335,342
VALIC Co. I Dividend Value Fund	612,732	8,063,550
VALIC Co. I Mid Cap Index Fund	902,808	24,854,318
VALIC Co. I Mid Cap Strategic Growth Fund	543,460	7,912,782
VALIC Co. I Nasdaq-100 Index Fund	1,526,974	16,430,242
VALIC Co. I Science & Technology Fund	409,645	11,121,863
VALIC Co. I Small Cap Index Fund	1,644,757	33,783,303
VALIC Co. I Small Cap Special Values Fund	780,328	10,542,232
VALIC Co. I Stock Index Fund	430,052	15,684,010
VALIC Co. I Value Fund	140,142	2,090,919
VALIC Co. II Capital Appreciation Fund	1,109,547	19,261,744
VALIC Co. II Large Cap Value Fund	474,200	8,450,237
VALIC Co. II Mid Cap Growth Fund	1,065,480	9,397,537
VALIC Co. II Mid Cap Value Fund	1,722,218	39,697,120
VALIC Co. II Small Cap Growth Fund	552,968	8,631,823
VALIC Co. II Small Cap Value Fund	1,284,790	18,912,104

Total Domestic Equity Investment Companies
(cost $222,354,244)		263,169,126

Domestic Fixed Income Investment Companies - 40.4%

VALIC Co. I Capital Conservation Fund	2,998,552	29,655,679
VALIC Co. I Government Securities Fund	1,436,078	15,538,369
VALIC Co. I Inflation Protected Fund	588,640	6,286,677
VALIC Co. II Core Bond Fund	11,220,546	122,864,976
VALIC Co. II High Yield Bond Fund	7,733,217	56,375,151
VALIC Co. II Strategic Bond Fund	9,084,061	99,652,145

Total Domestic Fixed Income Investment Companies
(cost $337,333,138)		330,372,997

International Equity Investment Companies - 19.7%

VALIC Co. I Emerging Economies Fund	539,563	3,539,534
VALIC Co. I Foreign Value Fund	3,299,176	30,418,406
VALIC Co. I International Equities Index Fund	11,163,087	73,564,742
VALIC Co. I International Growth Fund	2,955,316	39,069,277
VALIC Co. II International Opportunities Fund	922,867	14,322,902

Total International Equity Investment Companies
(cost $169,134,194)		160,914,861

International Fixed Income Investment Companies - 0.0%

VALIC Co. I International Government Bond Fund
(cost $5,906)	523	5,775

Real Estate Investment Companies - 7.8%

VALIC Co. I Global Real Estate Fund
(cost $63,628,750)	7,593,540	64,013,542

TOTAL INVESTMENTS
(cost $792,456,232)(2)	100.0%	818,476,301
Liabilities in excess of other assets	0.0	(74,835)

NET ASSETS —	100.0%	$818,401,466

#	The Moderate Growth Lifestyle Fund invest in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$818,476,301	$—	$—	$818,476,301

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS - November 30, 2015 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 98.7%
Certificates of Deposit - 10.2%

Nordea Bank Finland PLC NY FRS 0.49% due 01/29/2016	$3,300,000	$3,300,773
Royal Bank of Canada NY FRS 0.28% due 12/03/2015	3,500,000	3,500,000
Royal Bank of Canada NY FRS 0.40% due 02/26/2016	750,000	750,187
Royal Bank of Canada NY FRS 0.48% due 06/03/2016	3,800,000	3,800,000
Svenska Handelsbanken NY FRS 0.29% due 12/09/2015	3,250,000	3,250,000
Svenska Handelsbanken NY 0.45% due 03/24/2016	3,250,000	3,250,103

Total Certificates of Deposit
(amortized cost $17,851,063)		17,851,063

Commercial Paper - 6.5%

Credit Agricole Corporate and Investment Bank NY 0.14% due 12/01/2015	8,000,000	8,000,000
State Street Corp. 0.40% due 12/21/2015	3,250,000	3,249,278

Total Commercial Paper
(amortized cost $11,249,278)		11,249,278

Corporate Notes - 4.9%

General Electric Capital Corp. FRS 0.52% due 01/08/2016	2,400,000	2,400,684
General Electric Capital Corp. FRS 0.92% due 01/08/2016	500,000	500,289
General Electric Co. 0.14% due 12/29/2015	3,000,000	2,999,673
JPMorgan Chase Bank NA FRS 0.49% due 06/07/2016	2,700,000	2,700,000

Total Corporate Notes
(amortized cost $8,600,646)		8,600,646

U.S. Government Agencies - 56.8%

Federal Farm Credit Bank 0.17% due 03/18/2016 FRS	12,000,000	11,998,304
0.17% due 11/09/2016 FRS	3,300,000	3,299,690
0.19% due 05/20/2016 FRS	3,500,000	3,500,342
0.19% due 12/19/2016 FRS(3)	250,000	249,990
0.21% due 10/19/2016 FRS	3,250,000	3,249,875
0.28% due 10/20/2016 FRS	3,000,000	2,999,734
0.32% due 08/03/2016	2,000,000	1,995,627
Federal Home Loan Bank 0.10% due 01/07/2016	1,100,000	1,099,893
0.10% due 01/08/2016	3,300,000	3,299,669
0.10% due 01/11/2016	3,000,000	2,999,675
0.11% due 01/08/2016	3,000,000	2,999,668
0.13% due 01/13/2016	4,000,000	3,999,384
0.16% due 02/09/2016 FRS	3,000,000	3,000,000
0.16% due 07/22/2016 FRS	3,000,000	3,000,046
0.16% due 08/19/2016 FRS	3,000,000	3,000,105
0.16% due 12/02/2016 FRS(3)	3,000,000	3,000,023
0.17% due 03/02/2016	3,000,000	2,998,697
0.17% due 03/10/2016	3,500,000	3,498,347
0.18% due 12/09/2015	1,350,000	1,349,946
0.18% due 01/26/2016	3,000,000	2,999,160
0.18% due 03/07/2016	3,000,000	2,998,545
0.19% due 12/08/2015	1,500,000	1,499,946
0.19% due 03/24/2016	2,000,000	1,998,828
0.20% due 12/02/2015	1,000,000	999,995
0.20% due 01/20/2016	3,700,000	3,698,972
0.20% due 01/22/2016	750,000	749,783
0.20% due 01/26/2016	1,750,000	1,749,456
0.26% due 01/26/2016	1,500,000	1,499,405
0.27% due 12/21/2015	3,020,000	3,019,547
0.27% due 03/24/2016	3,300,000	3,297,179
0.29% due 02/02/2016	2,750,000	2,748,604
0.34% due 01/25/2016	1,000,000	1,000,100
0.35% due 06/09/2016	1,350,000	1,347,493
Federal Home Loan Mtg. Corp. 0.40% due 05/27/2016	1,000,000	1,000,027
Federal National Mtg. Assoc. 0.22% due 08/12/2016 FRS	750,000	750,140
0.25% due 02/02/2016	2,250,000	2,249,035
0.26% due 02/08/2016	2,000,000	1,999,003
0.29% due 03/09/2016	1,600,000	1,598,724
0.63% due 08/26/2016	400,000	400,852

Total U.S. Government Agencies
(amortized cost $99,143,808)		99,143,808

U.S. Government Treasuries - 20.3%

United States Treasury Bills 0.01% due 12/10/2015	1,000,000	999,998
0.03% due 12/03/2015	2,000,000	1,999,997
0.06% due 12/03/2015	6,500,000	6,499,977
0.07% due 12/17/2015	7,000,000	6,999,798
0.07% due 04/14/2016	3,000,000	2,999,213
0.08% due 04/14/2016	3,000,000	2,999,156
0.12% due 12/24/2015	13,000,000	12,999,003

Total U.S. Government Treasuries
(amortized cost $35,497,141)		35,497,141

Total Short-Term Investment Securities - 98.7%
(amortized cost $172,341,936)		172,341,936

REPURCHASE AGREEMENTS - 1.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,566,000)	2,566,000	2,566,000

TOTAL INVESTMENTS —
(amortized cost $174,907,936)(2)	100.2%	174,907,936
Liabilities in excess of other assets	(0.2)	(376,051)

NET ASSETS	100.0%	$174,531,885

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The security’s effective maturity date is less than one year.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation†
U.S. Government Agencies	56.8%
Foreign Bank	10.2
Money Center Banks	1.5
Commercial Banks-Canadian	4.6
U.S. Government Treasuries	20.3
Commercial Banks	1.9
Repurchase Agreement	1.5
Finance	3.4

100.2%

†	Calculated as a percentage of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$172,341,936	$—	$172,341,936
Repurchase Agreements	—	2,566,000	—	2,566,000

Total Investments at Value	$—	$174,907,936	$—	$174,907,936

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 100.0%
Advanced Materials - 1.1%

Hexcel Corp.	24,960	$1,175,366

Aerospace/Defense-Equipment - 1.0%

HEICO Corp.	20,845	1,073,101

Applications Software - 3.7%

Demandware, Inc.†#	24,882	1,272,714
HubSpot, Inc.†	15,055	816,132
Imperva, Inc.†	16,759	1,250,724
Tableau Software, Inc., Class A†	7,356	713,753

		4,053,323

Banks-Commercial - 3.0%

PrivateBancorp, Inc.	26,587	1,172,753
Signature Bank†	7,126	1,126,977
Texas Capital Bancshares, Inc.†	16,880	1,000,646

		3,300,376

Building & Construction Products-Misc. - 2.8%

Caesarstone Sdot-Yam, Ltd.†#	23,700	968,856
Fortune Brands Home & Security, Inc.	13,364	734,619
Trex Co., Inc.†	31,301	1,355,333

		3,058,808

Building Products-Air & Heating - 1.7%

Lennox International, Inc.	13,640	1,853,949

Building Products-Cement - 1.2%

Eagle Materials, Inc.	18,443	1,274,042

Building Products-Doors & Windows - 0.8%

Masonite International Corp.†	14,081	928,783

Building-Residential/Commercial - 0.6%

TRI Pointe Group, Inc.†	48,930	682,573

Casino Hotels - 1.3%

Boyd Gaming Corp.†	74,562	1,460,670

Commercial Services - 1.3%

CoStar Group, Inc.†	6,827	1,428,481

Computer Data Security - 0.5%

Fortinet, Inc.†	14,558	524,379

Computer Services - 1.8%

Barracuda Networks, Inc.†#	37,866	720,590
Fleetmatics Group PLC†	21,098	1,259,551

		1,980,141

Computer Software - 2.1%

Cornerstone OnDemand, Inc.†	28,868	1,036,650
Envestnet, Inc.†	40,046	1,300,293

		2,336,943

Computers-Memory Devices - 0.5%

Nimble Storage, Inc.†#	52,434	548,984

Diagnostic Equipment - 0.7%

GenMark Diagnostics, Inc.†	97,891	780,191

Distribution/Wholesale - 3.3%

Pool Corp.	22,942	1,882,162
Watsco, Inc.	13,866	1,762,507

		3,644,669

Diversified Manufacturing Operations - 1.1%

Carlisle Cos., Inc.	13,853	1,225,298

Drug Delivery Systems - 1.5%

Nektar Therapeutics†	41,990	657,564
Revance Therapeutics, Inc.†#	24,393	946,692

		1,604,256

E-Commerce/Products - 1.0%

Wayfair, Inc., Class A†#	30,511	1,156,672

E-Commerce/Services - 0.8%

GrubHub, Inc.†#	33,603	861,581

E-Marketing/Info - 0.8%

Marketo, Inc.†#	30,942	936,614

E-Services/Consulting - 1.0%

Shopify, Inc.†#	39,970	1,052,810

Educational Software - 1.2%

2U, Inc.†#	45,744	1,103,345
Instructure, Inc.†	10,900	204,266

		1,307,611

Electronic Components-Semiconductors - 3.9%

Cavium, Inc.†	17,060	1,144,897
Inphi Corp.†	39,015	1,254,332
Monolithic Power Systems, Inc.	27,601	1,885,976

		4,285,205

Enterprise Software/Service - 6.0%

Benefitfocus, Inc.†#	19,760	800,675
Evolent Health, Inc.†	40,584	660,707
Guidewire Software, Inc.†	33,411	1,982,275
Proofpoint, Inc.†	20,235	1,483,428
Veeva Systems, Inc., Class A†	59,508	1,717,401

		6,644,486

Finance-Investment Banker/Broker - 0.9%

Evercore Partners, Inc., Class A	17,226	956,560

Food-Misc./Diversified - 0.9%

Diamond Foods, Inc.†	23,940	969,091

Food-Retail - 0.5%

Sprouts Farmers Market, Inc.†	24,180	583,463

Footwear & Related Apparel - 0.4%

Wolverine World Wide, Inc.	25,399	462,008

Healthcare Safety Devices - 0.3%

Unilife Corp.†#	387,025	288,218

Hotels/Motels - 0.3%

La Quinta Holdings, Inc.†	24,238	363,328

Insurance-Property/Casualty - 0.7%

AmTrust Financial Services, Inc.	11,740	733,867

Internet Application Software - 1.1%

Zendesk, Inc.†#	49,071	1,256,708

Internet Connectivity Services - 0.2%

Boingo Wireless, Inc.†	29,552	195,634

Internet Incubators - 0.4%

HomeAway, Inc.†	12,524	442,849

Internet Telephone - 1.3%

RingCentral, Inc.†	61,723	1,414,074

Investment Companies - 0.6%

PennantPark Investment Corp.#	87,904	638,183

Investment Management/Advisor Services - 1.2%

Financial Engines, Inc.#	36,191	1,303,962

Lighting Products & Systems - 1.9%

Acuity Brands, Inc.	8,912	2,057,603

Machinery-General Industrial - 1.3%

Middleby Corp.†	12,707	1,398,278

Machinery-Pumps - 0.9%

Graco, Inc.	12,546	946,721

Medical Imaging Systems - 1.1%

Novadaq Technologies, Inc.†#	96,476	1,175,078

Medical Products - 2.2%

K2M Group Holdings, Inc.†	44,899	907,409
Nevro Corp.†	15,029	907,451
Syneron Medical, Ltd.†	84,703	630,190

		2,445,050

Medical-Biomedical/Gene - 7.6%

Acceleron Pharma, Inc.†	18,015	772,303
Bellicum Pharmaceuticals, Inc.†#	25,807	594,335
Coherus Biosciences, Inc.†#	27,206	826,246
Exact Sciences Corp.†#	39,937	363,027
Halozyme Therapeutics, Inc.†	45,232	805,130
Insmed, Inc.†	41,234	672,527
Intrexon Corp.†#	11,927	433,069
Kite Pharma, Inc.†#	13,028	1,073,116
Puma Biotechnology, Inc.†	4,653	350,371
REGENXBIO, Inc.†#	14,524	348,140
Sage Therapeutics, Inc.†	13,733	658,085
Spark Therapeutics, Inc.†#	9,705	560,852
Ultragenyx Pharmaceutical, Inc.†	5,977	587,659
Versartis, Inc.†	26,804	339,071

		8,383,931

Medical-Drugs - 4.9%

ACADIA Pharmaceuticals, Inc.†	25,251	958,275
Anacor Pharmaceuticals, Inc.†	4,081	476,375
Chimerix, Inc.†	19,794	799,678
FibroGen, Inc.†	25,686	763,902
Horizon Pharma PLC†	35,429	762,786
Ignyta, Inc.†	44,810	658,707
Sagent Pharmaceuticals, Inc.†	30,553	468,378
TherapeuticsMD, Inc.†#	77,039	578,563

		5,466,664

Medical-HMO - 1.4%

WellCare Health Plans, Inc.†	19,126	1,577,512

Medical-Hospitals - 1.4%

Acadia Healthcare Co., Inc.†	22,850	1,576,878

Miscellaneous Manufacturing - 0.7%

John Bean Technologies Corp.	16,298	796,972

MRI/Medical Diagnostic Imaging - 1.1%

Surgical Care Affiliates, Inc.†	31,917	1,186,355

Networking Products - 0.6%

Ruckus Wireless, Inc.†	60,472	692,404

Oil Companies-Exploration & Production - 0.5%

Laredo Petroleum, Inc.†#	53,756	585,403

Oil Field Machinery & Equipment - 0.5%

Forum Energy Technologies, Inc.†	34,431	539,189

Oil Refining & Marketing - 0.5%

Delek US Holdings, Inc.	21,144	585,477

Patient Monitoring Equipment - 1.0%

Insulet Corp.†	30,107	1,101,615

Real Estate Investment Trusts - 1.1%

CubeSmart	21,682	631,380
Highwoods Properties, Inc.	13,761	599,429

		1,230,809

Real Estate Management/Services - 1.0%

RE/MAX Holdings, Inc., Class A	28,066	1,052,756

Research & Development - 0.3%

Arrowhead Research Corp.†#	52,805	333,728

Resort/Theme Parks - 1.2%

Vail Resorts, Inc.	10,573	1,275,104

Retail-Apparel/Shoe - 1.9%

Burlington Stores, Inc.†	23,041	1,108,502
Kate Spade & Co.†	25,895	518,936
Men’s Wearhouse, Inc.	25,789	515,522

		2,142,960

Retail-Automobile - 3.3%

Lithia Motors, Inc., Class A	16,138	2,004,985
Penske Automotive Group, Inc.	18,623	868,949
Rush Enterprises, Inc., Class A†	33,428	813,304

		3,687,238

Retail-Discount - 0.6%

Ollie’s Bargain Outlet Holdings, Inc.†#	39,883	704,334

Retail-Misc./Diversified - 0.3%

Container Store Group, Inc.†#	36,629	376,180

Retail-Pet Food & Supplies - 0.5%

Freshpet, Inc.†#	67,467	580,891

Retail-Vitamins & Nutrition Supplements - 0.4%

Vitamin Shoppe, Inc.†	15,321	467,291

Savings & Loans/Thrifts - 0.4%

BofI Holding, Inc.†#	23,820	477,115

Semiconductor Components-Integrated Circuits - 1.3%

M/A-COM Technology Solutions Holdings, Inc.†	38,645	1,427,933

Semiconductor Equipment - 0.9%

MKS Instruments, Inc.	26,046	960,316

Steel Pipe & Tube - 0.7%

Advanced Drainage Systems, Inc.	27,236	730,197

Telecom Equipment-Fiber Optics - 1.2%

Ciena Corp.†	54,777	1,371,616

Therapeutics - 1.7%

Axovant Sciences, Ltd.†#	23,536	446,713
Neurocrine Biosciences, Inc.†	4,802	261,085
Portola Pharmaceuticals, Inc.†	24,037	1,192,476

		1,900,274

Transport-Services - 0.5%

XPO Logistics, Inc.†#	17,591	536,526

Transport-Truck - 0.6%

Old Dominion Freight Line, Inc.†	10,519	670,165

Web Hosting/Design - 1.0%

GoDaddy, Inc., Class A†	36,705	1,140,424

Total Long-Term Investment Securities
(cost $97,001,187)		110,368,244

SHORT-TERM INVESTMENT SECURITIES - 20.0%
Registered Investment Companies - 18.9%

State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	20,893,568	20,893,568

Time Deposits - 1.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	$1,163,000	1,163,000

Total Short-Term Investment Securities
(cost $22,056,568)		22,056,568

TOTAL INVESTMENTS
(cost $119,057,755)(3)	120.0%	132,424,812
Liabilities in excess of other assets	(20.0)	(22,056,568)

NET ASSETS	100.0%	$110,368,244

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $20,241,000. This was secured by collateral of $20,893,568 which was received in cash and subsequently invested in short-term investments currently valued at $20,893,568 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$110,368,244	$—	$—	$110,368,244
Short-Term Investment Securities:
Registered Investment Companies	20,893,568	—	—	20,893,568
Time Deposits	—	1,163,000	—	1,163,000

Total Investments at Value	$131,261,812	$1,163,000	$—	$132,424,812

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.1%
Aerospace/Defense - 0.0%

National Presto Industries, Inc.	2,800	$243,432

Aerospace/Defense-Equipment - 0.7%

AAR Corp.	103,700	2,546,872
Moog, Inc., Class A†	15,700	1,037,299

		3,584,171

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†#	88,300	316,997

Airlines - 0.2%

Alaska Air Group, Inc.	15,200	1,211,896

Athletic Equipment - 0.1%

Nautilus, Inc.†	30,200	580,142

Auction Houses/Art Dealers - 1.1%

KAR Auction Services, Inc.	148,525	5,633,553

Audio/Video Products - 0.0%

VOXX International Corp.†	16,100	92,414

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	33,600	435,792

Auto/Truck Parts & Equipment-Original - 0.1%

Accuride Corp.†	14,900	38,442
Dana Holding Corp.	27,900	458,676

		497,118

Auto/Truck Parts & Equipment-Replacement - 0.3%

Douglas Dynamics, Inc.	64,600	1,502,596

Banks-Commercial - 13.3%

1st Source Corp.	19,620	663,352
American National Bankshares, Inc.	1,100	28,600
Associated Banc-Corp.	89,565	1,836,978
BancFirst Corp.	11,640	750,431
BancorpSouth, Inc.	68,100	1,831,890
Bank of Hawaii Corp.	29,780	2,060,478
Banner Corp.	11,200	588,000
BBCN Bancorp, Inc.	64,320	1,216,291
Capital Bank Financial Corp., Class A	42,300	1,426,356
Cascade Bancorp†	15,101	90,606
Cathay General Bancorp	37,560	1,289,059
Central Pacific Financial Corp.	88,200	2,049,768
Century Bancorp, Inc., Class A	1,518	68,173
Chemical Financial Corp.	13,200	486,420
Citizens & Northern Corp.	3,500	71,855
City Holding Co.#	26,400	1,317,888
CoBiz Financial, Inc.	17,800	244,216
Columbia Banking System, Inc.	9,873	350,886
Community Bank System, Inc.	24,680	1,064,448
Community Trust Bancorp, Inc.	22,318	819,071
Customers Bancorp, Inc.†	30,600	948,600
East West Bancorp, Inc.	2,273	98,603
Financial Institutions, Inc.	12,700	346,329
First BanCorp†	232,600	872,250
First Bancorp	5,500	107,195
First Busey Corp.	24,026	528,332
First Citizens BancShares, Inc., Class A	1,540	407,977
First Commonwealth Financial Corp.	221,200	2,176,608
First Community Bancshares, Inc.	8,400	171,360
First Financial Bancorp	19,698	396,915
First Financial Bankshares, Inc.#	13,760	494,122
First Interstate BancSystem, Inc.	16,100	489,601
FirstMerit Corp.	214,048	4,330,191
FNB Corp.	84,740	1,230,425
Fulton Financial Corp.	53,700	777,039
Glacier Bancorp, Inc.	38,700	1,137,006
Great Southern Bancorp, Inc.	6,700	340,762
Guaranty Bancorp	4,800	84,096
Hancock Holding Co.	179,921	5,239,299
Heartland Financial USA, Inc.	9,840	375,002
Heritage Financial Corp.	4,439	86,916
Kearny Financial Corp.	3,627	45,700
Lakeland Bancorp, Inc.	11,273	136,291
Lakeland Financial Corp.	5,080	244,551
MainSource Financial Group, Inc.	30,500	702,110
Metro Bancorp, Inc.	10,700	363,586
National Penn Bancshares, Inc.	8,500	106,165
OFG Bancorp#	102,600	857,736
Pacific Continental Corp.	14,300	227,513
PacWest Bancorp	28,300	1,330,666
Preferred Bank	3,200	116,544
Republic Bancorp, Inc., Class A	3,600	96,552
S&T Bancorp, Inc.	3,980	135,002
Sierra Bancorp	3,120	55,661
Simmons First National Corp., Class A	2,520	145,303
Southside Bancshares, Inc.#	3,282	92,684
Southwest Bancorp, Inc.	22,180	410,330
State Bank Financial Corp.	10,500	244,755
Stock Yards Bancorp, Inc.	2,300	92,621
Suffolk Bancorp	3,120	92,477
TCF Financial Corp.	80,340	1,230,809
Tompkins Financial Corp.	7,248	453,435
TriState Capital Holdings, Inc.†	4,700	62,181
Trustmark Corp.	26,200	661,550
UMB Financial Corp.	34,060	1,794,962
Umpqua Holdings Corp.	349,694	6,266,516
Union Bankshares Corp.	73,219	1,965,930
Valley National Bancorp	13,816	153,910
Washington Trust Bancorp, Inc.	6,980	285,203
Webster Financial Corp.	20,300	816,263
WesBanco, Inc.	2,691	91,279
West Bancorporation, Inc.	7,180	148,841
Westamerica Bancorporation#	62,624	3,068,576
Western Alliance Bancorp†	2,832	109,853
Wilshire Bancorp, Inc.	112,900	1,393,186
Zions Bancorporation	155,800	4,667,768

		67,559,903

Banks-Mortgage - 0.3%

Walker & Dunlop, Inc.†	47,900	1,414,966

Beverages-Wine/Spirits - 0.8%

Treasury Wine Estates, Ltd. ADR	685,450	3,824,811

Building & Construction Products-Misc. - 0.3%

Gibraltar Industries, Inc.†	61,380	1,638,232

Building & Construction-Misc. - 0.2%

Comfort Systems USA, Inc.	25,500	809,370

Building Products-Light Fixtures - 0.1%

LSI Industries, Inc.	25,700	303,774

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	8,700	258,129

Building-Residential/Commercial - 0.2%

CalAtlantic Group, Inc.†	12,338	519,430
KB Home#	35,500	500,195
MDC Holdings, Inc.	7,000	183,610

		1,203,235

Chemicals-Diversified - 0.2%

Olin Corp.	40,500	881,685

Chemicals-Fibers - 0.1%

Rayonier Advanced Materials, Inc.	22,600	253,346

Chemicals-Specialty - 0.1%

KMG Chemicals, Inc.	3,100	61,163
Minerals Technologies, Inc.	3,260	200,620

		261,783

Coffee - 0.0%

Farmer Bros. Co.†	2,000	58,460

Commercial Services - 0.1%

RPX Corp.†	29,800	413,326

Commercial Services-Finance - 0.8%

EVERTEC, Inc.	244,422	4,199,170

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	22,900	1,006,455

Computer Services - 1.1%

Convergys Corp.	74,700	1,924,272
Insight Enterprises, Inc.†	69,000	1,847,820
Sykes Enterprises, Inc.†	22,600	719,132
Unisys Corp.†	94,000	1,208,840

		5,700,064

Computer Software - 0.4%

Avid Technology, Inc.†#	292,600	2,220,834

Computers - 0.5%

Wincor Nixdorf AG ADR	280,850	2,780,415

Consulting Services - 0.5%

CRA International, Inc.†	5,000	114,100
FTI Consulting, Inc.†	71,500	2,672,670

		2,786,770

Consumer Products-Misc. - 0.4%

Central Garden & Pet Co., Class A†	105,360	1,663,634
CSS Industries, Inc.	18,000	522,180

		2,185,814

Containers-Metal/Glass - 0.8%

Silgan Holdings, Inc.	73,500	3,993,255

Containers-Paper/Plastic - 0.3%

Graphic Packaging Holding Co.	114,810	1,569,453

Data Processing/Management - 0.2%

Fair Isaac Corp.	11,620	1,106,805

Diagnostic Equipment - 0.0%

Affymetrix, Inc.†#	18,500	175,195

Diagnostic Kits - 0.3%

Meridian Bioscience, Inc.	24,300	475,551
Quidel Corp.†	54,300	1,177,767

		1,653,318

Disposable Medical Products - 0.7%

STERIS PLC#	46,771	3,572,369

Distribution/Wholesale - 1.5%

Beacon Roofing Supply, Inc.†	41,200	1,762,124
Essendant, Inc.	164,238	5,948,700

		7,710,824

Diversified Manufacturing Operations - 0.7%

Actuant Corp., Class A	108,430	2,684,727
Federal Signal Corp.	36,300	612,018
Tredegar Corp.	3,250	51,220

		3,347,965

Drug Delivery Systems - 0.0%

Revance Therapeutics, Inc.†#	4,700	182,407

Electric-Distribution - 0.1%

EnerNOC, Inc.†	75,400	321,204
Spark Energy, Inc., Class A#	3,900	70,434

		391,638

Electric-Generation - 0.2%

Atlantic Power Corp.#	392,900	785,800

Electric-Integrated - 2.7%

Avista Corp.	62,680	2,169,355
El Paso Electric Co.	54,100	2,090,965
NorthWestern Corp.	39,218	2,138,557
PNM Resources, Inc.	25,800	748,200
Portland General Electric Co.	69,500	2,565,940
Unitil Corp.	9,400	330,222
Westar Energy, Inc.	84,850	3,621,398

		13,664,637

Electronic Components-Misc. - 1.6%

Benchmark Electronics, Inc.†	89,821	1,927,559
Jabil Circuit, Inc.	126,650	3,240,973
Sanmina Corp.†	50,300	1,140,301
Stoneridge, Inc.†	28,100	411,103
Vishay Intertechnology, Inc.	112,800	1,344,576

		8,064,512

Electronic Components-Semiconductors - 0.6%

Alpha & Omega Semiconductor, Ltd.†	5,300	51,622
Amkor Technology, Inc.†	136,000	924,800
Fairchild Semiconductor International, Inc.†	9,400	183,676
IXYS Corp.	12,900	164,217
Rovi Corp.†	155,000	1,830,550

		3,154,865

Electronic Parts Distribution - 0.2%

Tech Data Corp.†	12,700	859,155

Energy-Alternate Sources - 0.8%

First Solar, Inc.†	18,700	1,056,737
REX American Resources Corp.†	49,100	3,085,935

		4,142,672

Engineering/R&D Services - 1.1%

Argan, Inc.	45,700	1,796,467
EMCOR Group, Inc.	56,605	2,852,892
VSE Corp.	11,800	729,122

		5,378,481

Engines-Internal Combustion - 0.2%

Briggs & Stratton Corp.	48,900	931,056

Enterprise Software/Service - 0.1%

Benefitfocus, Inc.†#	8,300	336,316

Entertainment Software - 0.7%

Take-Two Interactive Software, Inc.†	96,500	3,413,205

Environmental Consulting & Engineering - 0.6%

Tetra Tech, Inc.	101,800	2,829,022

Finance-Consumer Loans - 1.4%

Encore Capital Group, Inc.†#	69,900	2,304,603
Nelnet, Inc., Class A	20,100	663,300
Ocwen Financial Corp.†#	548,000	3,907,240

		6,875,143

Finance-Investment Banker/Broker - 0.4%

Cowen Group, Inc., Class A†#	131,600	625,100
INTL. FCStone, Inc.†	4,100	145,878
Investment Technology Group, Inc.	37,200	746,604
KCG Holdings, Inc., Class A†	8,700	112,317
Oppenheimer Holdings, Inc., Class A	10,200	182,580
Stifel Financial Corp.†	10,300	467,208

		2,279,687

Finance-Leasing Companies - 0.0%

Marlin Business Services Corp.	8,200	143,336

Finance-Mortgage Loan/Banker - 0.7%

Arlington Asset Investment Corp., Class A#	18,200	253,344
CoreLogic, Inc.†	95,142	3,506,934

		3,760,278

Finance-Other Services - 0.0%

BGC Partners, Inc., Class A	19,500	177,158

Financial Guarantee Insurance - 0.0%

MGIC Investment Corp.†	18,700	178,398

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	1,600	44,064

Food-Dairy Products - 0.8%

Dean Foods Co.#	227,975	4,276,811

Food-Flour & Grain - 0.7%

Post Holdings, Inc.†	48,250	3,354,340

Food-Misc./Diversified - 0.7%

J&J Snack Foods Corp.	19,000	2,216,920
Pinnacle Foods, Inc.	27,500	1,197,350

		3,414,270

Food-Retail - 0.0%

Smart & Final Stores, Inc.†	13,500	237,195

Food-Wholesale/Distribution - 0.2%

Fresh Del Monte Produce, Inc.	18,800	821,748
SpartanNash Co.	15,400	332,948

		1,154,696

Footwear & Related Apparel - 0.1%

Iconix Brand Group, Inc.†#	47,900	337,216

Gambling (Non-Hotel) - 0.4%

Isle of Capri Casinos, Inc.†	110,880	2,044,627

Gas-Distribution - 1.3%

AGL Resources, Inc.	15,459	967,270
Chesapeake Utilities Corp.	5,600	298,424
Laclede Group, Inc.	32,400	1,890,864
Northwest Natural Gas Co.	26,000	1,268,800
Piedmont Natural Gas Co., Inc.	8,360	486,134
Southwest Gas Corp.	27,340	1,533,227

		6,444,719

Home Furnishings - 0.2%

Leggett & Platt, Inc.	17,298	806,087

Hotels/Motels - 0.6%

Interval Leisure Group, Inc.	199,241	3,112,144

Housewares - 0.0%

NACCO Industries, Inc., Class A	5,000	211,300

Human Resources - 2.6%

AMN Healthcare Services, Inc.†	122,626	3,617,467
Barrett Business Services, Inc.	39,500	1,763,675
Cross Country Healthcare, Inc.†	89,800	1,638,850
Korn/Ferry International	64,750	2,382,800
Monster Worldwide, Inc.†	69,400	446,936
Resources Connection, Inc.	194,000	3,540,500

		13,390,228

Identification Systems - 0.0%

Checkpoint Systems, Inc.	17,100	107,559

Independent Power Producers - 0.2%

Ormat Technologies, Inc.#	21,100	775,425

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.	11,700	311,805

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	3,760	208,718

Insurance-Life/Health - 1.6%

American Equity Investment Life Holding Co.	14,098	377,967
CNO Financial Group, Inc.	168,520	3,409,160
Primerica, Inc.	19,800	1,014,552
StanCorp Financial Group, Inc.	11,658	1,324,815
Symetra Financial Corp.	57,500	1,810,100

		7,936,594

Insurance-Multi-line - 0.4%

Horace Mann Educators Corp.	42,680	1,490,812
Kemper Corp.	7,100	291,881
United Fire Group, Inc.	3,100	124,093

		1,906,786

Insurance-Property/Casualty - 0.6%

Arch Capital Group, Ltd.†	6,226	451,198
Global Indemnity PLC†	2,100	61,614
Hallmark Financial Services, Inc.†	13,300	169,575
Navigators Group, Inc.†	6,500	560,690
ProAssurance Corp.	31,980	1,692,062

		2,935,139

Insurance-Reinsurance - 1.8%

Argo Group International Holdings, Ltd.	22,428	1,424,851
Endurance Specialty Holdings, Ltd.	55,350	3,650,886
Essent Group, Ltd.†	159,000	3,930,480
Maiden Holdings, Ltd.	16,600	255,806

		9,262,023

Internet Application Software - 0.1%

Bazaarvoice, Inc.†#	104,000	481,520

Internet Incubators - 0.0%

ModusLink Global Solutions, Inc.†	14,872	40,601

Investment Management/Advisor Services - 1.4%

Artisan Partners Asset Management, Inc., Class A	73,500	2,873,115
Janus Capital Group, Inc.	12,160	192,006
Virtus Investment Partners, Inc.	28,450	3,876,028

		6,941,149

Lasers-System/Components - 0.2%

Coherent, Inc.†	11,640	790,589

Machinery-Construction & Mining - 0.1%

Hyster-Yale Materials Handling, Inc.	12,560	726,345

Machinery-Farming - 0.2%

AGCO Corp.#	17,360	872,514

Machinery-General Industrial - 1.6%

DXP Enterprises, Inc.†	9,500	311,125
IDEX Corp.	34,300	2,702,840
Kadant, Inc.	23,900	1,035,109
Manitowoc Co., Inc.#	248,365	4,197,369

		8,246,443

Medical Instruments - 0.8%

Integra LifeSciences Holdings Corp.†	50,900	3,191,939
SurModics, Inc.†	35,200	741,312

		3,933,251

Medical Products - 0.8%

Haemonetics Corp.†	95,350	3,074,084
Halyard Health, Inc.†	7,200	230,328
Orthofix International NV†	12,900	510,324
Rockwell Medical, Inc.†#	29,200	354,196

		4,168,932

Medical-Biomedical/Gene - 0.9%

Applied Genetic Technologies Corp.†#	1,300	22,152
Ardelyx, Inc.†	6,200	121,272
Avalanche Biotechnologies, Inc.†#	1,400	14,672
Bio-Rad Laboratories, Inc., Class A†	13,300	1,858,276
Epizyme, Inc.†#	2,400	38,664
Idera Pharmaceuticals, Inc.†#	246,500	956,420
Insmed, Inc.†	8,100	132,111
Karyopharm Therapeutics, Inc.†#	1,100	20,570
Kite Pharma, Inc.†#	2,000	164,740
MacroGenics, Inc.†	2,800	96,824
Medicines Co.†#	15,500	651,155
Sage Therapeutics, Inc.†	1,000	47,920
Ultragenyx Pharmaceutical, Inc.†	2,200	216,304
Verastem, Inc.†#	6,700	15,209

		4,356,289

Medical-Drugs - 0.2%

Dicerna Pharmaceuticals, Inc.†#	3,200	42,752
Immune Design Corp.†#	2,700	56,511
NantKwest, Inc.†#	21,900	357,189
Radius Health, Inc.†	8,100	492,561

		949,013

Medical-Generic Drugs - 0.0%

Amphastar Pharmaceuticals, Inc.†#	15,400	236,390

Medical-HMO - 0.3%

Centene Corp.†	22,800	1,316,700
Triple-S Management Corp., Class B†	13,000	343,720

		1,660,420

Medical-Hospitals - 0.0%

Select Medical Holdings Corp.	400	4,828

Medical-Outpatient/Home Medical - 0.6%

Addus HomeCare Corp.†	12,400	282,596
Amsurg Corp.†	35,680	2,999,261

		3,281,857

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.#	124,000	277,760

MRI/Medical Diagnostic Imaging - 0.4%

Alliance HealthCare Services, Inc.†	17,608	158,648
Surgical Care Affiliates, Inc.†	45,800	1,702,386

		1,861,034

Networking Products - 0.7%

Black Box Corp.	37,880	428,423
NETGEAR, Inc.†	29,100	1,283,601
Polycom, Inc.†	124,500	1,696,935

		3,408,959

Office Furnishings-Original - 0.1%

HNI Corp.	10,120	447,911

Office Supplies & Forms - 0.4%

ACCO Brands Corp.†	264,600	2,042,712

Oil & Gas Drilling - 0.1%

Atwood Oceanics, Inc.#	22,200	352,536
North Atlantic Drilling, Ltd.†#	154,000	84,546
Parker Drilling Co.†	56,200	154,550

		591,632

Oil Companies-Exploration & Production - 4.2%

Approach Resources, Inc.†	54,200	120,866
Bill Barrett Corp.†	385,100	2,418,428
Cobalt International Energy, Inc.†	291,230	2,146,365
Diamondback Energy, Inc.†	51,600	4,025,832

Gastar Exploration, Inc.†	67,900	74,690
Halcon Resources Corp.†#	375,200	228,872
Jones Energy, Inc., Class A†#	42,000	235,620
Laredo Petroleum, Inc.†#	270,380	2,944,438
Oasis Petroleum, Inc.†#	261,500	3,004,635
Penn Virginia Corp.†#	154,500	69,293
Rex Energy Corp.†#	166,400	227,968
RSP Permian, Inc.†	97,400	2,764,212
Stone Energy Corp.†#	280,820	2,047,178
Triangle Petroleum Corp.†#	132,000	101,112
Unit Corp.†	48,300	872,781

		21,282,290

Oil Field Machinery & Equipment - 1.0%

Dril-Quip, Inc.†	43,300	2,732,663
Forum Energy Technologies, Inc.†	157,250	2,462,535

		5,195,198

Oil Refining & Marketing - 0.1%

Adams Resources & Energy, Inc.	800	34,336
Alon USA Energy, Inc.	16,700	293,753

		328,089

Oil-Field Services - 0.8%

Gulfmark Offshore, Inc., Class A#	83,500	540,245
Helix Energy Solutions Group, Inc.†	134,440	871,171
Key Energy Services, Inc.†#	463,600	246,728
MRC Global, Inc.†	23,300	344,607
Pioneer Energy Services Corp.†	237,940	601,988
SEACOR Holdings, Inc.†	22,000	1,249,160

		3,853,899

Paper & Related Products - 0.5%

Domtar Corp.	23,040	946,714
P.H. Glatfelter Co.	500	8,895
Schweitzer-Mauduit International, Inc.	39,700	1,660,254

		2,615,863

Poultry - 0.0%

Sanderson Farms, Inc.#	1,000	74,810

Power Converter/Supply Equipment - 0.3%

Advanced Energy Industries, Inc.†	47,900	1,397,243

Printing-Commercial - 0.2%

Ennis, Inc.	15,200	303,848
Quad/Graphics, Inc.	66,752	688,881

		992,729

Publishing-Books - 0.1%

Houghton Mifflin Harcourt Co.†	16,200	320,112

Publishing-Periodicals - 0.1%

Time, Inc.	39,800	662,272

Racetracks - 0.0%

Speedway Motorsports, Inc.	7,400	144,226

Radio - 0.1%

Entercom Communications Corp., Class A†	32,840	397,692
Saga Communications, Inc., Class A	1,666	71,805
Townsquare Media, Inc.†	2,880	32,918

		502,415

Real Estate Investment Trusts - 12.1%

AG Mtg. Investment Trust, Inc.	17,100	252,738
American Assets Trust, Inc.	4,200	167,202
Apartment Investment & Management Co., Class A	35,779	1,363,538
ARMOUR Residential REIT, Inc.	7,800	164,814
Ashford Hospitality Prime, Inc.	28,692	407,426
Ashford Hospitality Trust, Inc.	119,080	837,132
Capstead Mtg. Corp.	197,400	1,873,326
CBL & Associates Properties, Inc.	76,240	996,457
Cedar Realty Trust, Inc.	49,900	365,268
Chambers Street Properties	88,000	661,760
CoreSite Realty Corp.	46,800	2,741,076
CubeSmart	99,960	2,910,835
CyrusOne, Inc.	1,400	50,624
CYS Investments, Inc.	368,500	2,793,230
DCT Industrial Trust, Inc.	86,760	3,311,629
DiamondRock Hospitality Co.	57,834	643,692
DuPont Fabros Technology, Inc.	12,600	416,304
Education Realty Trust, Inc.	15,966	588,347
EPR Properties	13,700	767,748
Equity Commonwealth†	92,850	2,564,517
FelCor Lodging Trust, Inc.	129,000	1,034,580
First Industrial Realty Trust, Inc.	22,818	521,391
First Potomac Realty Trust	88,700	1,030,694
Franklin Street Properties Corp.	29,500	308,865
Getty Realty Corp.	26,400	460,680
Gladstone Commercial Corp.	13,300	194,047
Government Properties Income Trust#	62,300	1,054,739
Hatteras Financial Corp.	39,500	556,160
Highwoods Properties, Inc.	10,600	461,736
Hospitality Properties Trust	28,940	803,664
Ladder Capital Corp., Class A	163,500	2,313,525
LaSalle Hotel Properties	14,378	405,603
LTC Properties, Inc.	17,920	763,930
Mack-Cali Realty Corp.	129,063	3,032,981
Mid-America Apartment Communities, Inc.	2,577	228,219
Monogram Residential Trust, Inc.	42,400	423,152
New Residential Investment Corp.	250,700	3,188,904
Parkway Properties, Inc.	248,500	4,244,380
Pebblebrook Hotel Trust	23,300	742,105
Pennsylvania Real Estate Investment Trust	54,480	1,174,589
PennyMac Mortgage Investment Trust	234,000	3,893,760
Potlatch Corp.	55,400	1,851,468
PS Business Parks, Inc.	15,900	1,405,878
RAIT Financial Trust	171,700	741,744
Redwood Trust, Inc.	265,000	3,651,700
Saul Centers, Inc.	2,200	122,386
Silver Bay Realty Trust Corp.	11,800	185,614
Strategic Hotels & Resorts, Inc.†	13,700	193,992
Sunstone Hotel Investors, Inc.	79,308	1,164,242
Taubman Centers, Inc.	2,500	179,675
Urstadt Biddle Properties, Inc., Class A	14,100	282,282

Washington Real Estate Investment Trust#	44,400	1,221,444
WP GLIMCHER, Inc.	1,053	11,109

		61,726,901

Real Estate Operations & Development - 0.7%

Alexander & Baldwin, Inc.	37,200	1,410,252
Forestar Group, Inc.†#	84,700	1,151,073
St. Joe Co.†#	59,300	1,151,606

		3,712,931

Resort/Theme Parks - 0.5%

SeaWorld Entertainment, Inc.#	141,678	2,480,782

Respiratory Products - 0.1%

Inogen, Inc.†	7,300	279,225

Retail-Apparel/Shoe - 2.4%

Abercrombie & Fitch Co., Class A#	70,500	1,802,685
Ascena Retail Group, Inc.†	279,106	3,162,271
Children’s Place, Inc.	49,300	2,382,176
DSW, Inc., Class A	181,390	4,164,714
Guess?, Inc.#	39,700	781,693

		12,293,539

Retail-Hair Salons - 0.4%

Regis Corp.†	124,800	2,079,168

Retail-Home Furnishings - 0.6%

Pier 1 Imports, Inc.#	472,500	3,194,100

Retail-Jewelry - 0.1%

Movado Group, Inc.#	20,300	543,025

Retail-Leisure Products - 0.7%

Party City Holdco, Inc.†#	262,950	3,339,465

Retail-Pawn Shops - 0.2%

Cash America International, Inc.	28,400	958,500

Retail-Regional Department Stores - 0.3%

Dillard’s, Inc., Class A#	22,640	1,698,000

Retail-Restaurants - 0.4%

Bob Evans Farms, Inc.	21,700	864,745
Bravo Brio Restaurant Group, Inc.†	7,400	78,958
Jack in the Box, Inc.	3,400	252,076
Ruby Tuesday, Inc.†	11,600	64,148
Ruth’s Hospitality Group, Inc.	49,672	856,842

		2,116,769

Retirement/Aged Care - 0.0%

Five Star Quality Care, Inc.†	17,100	61,389

Rubber-Tires - 0.7%

Cooper Tire & Rubber Co.	84,700	3,556,553

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	9,958	154,349

Satellite Telecom - 0.0%

Intelsat SA†#	38,200	177,630

Savings & Loans/Thrifts - 2.3%

BankFinancial Corp.	4,400	56,540
Beneficial Bancorp, Inc.†	106,758	1,490,342
Brookline Bancorp, Inc.	13,700	160,838
Charter Financial Corp.	47,600	634,984
Flushing Financial Corp.	26,600	605,682
Fox Chase Bancorp, Inc.	4,900	89,376
Investors Bancorp, Inc.	116,500	1,493,530
Meridian Bancorp, Inc.	59,800	876,668
Northfield Bancorp, Inc.	107,400	1,710,882
OceanFirst Financial Corp.	10,220	201,947
Oritani Financial Corp.	16,400	284,376
Sterling Bancorp	178,882	3,137,590
Territorial Bancorp, Inc.	2,900	83,549
United Financial Bancorp, Inc.	17,600	244,816
Waterstone Financial, Inc.	6,500	90,025
WSFS Financial Corp.	13,874	473,936

		11,635,081

Schools - 0.1%

K12, Inc.†	73,700	747,318

Security Services - 0.0%

Ascent Capital Group, Inc., Class A†	12,400	247,876

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†#	19,500	248,235

Semiconductor Components-Integrated Circuits - 0.3%

Cypress Semiconductor Corp.†	151,622	1,640,550

Semiconductor Equipment - 0.4%

Cohu, Inc.	75,400	988,494
FormFactor, Inc.†	15,300	133,263
Ultra Clean Holdings, Inc.†	13,600	68,952
Xcerra Corp.†	122,700	742,335

		1,933,044

Steel Pipe & Tube - 0.1%

Mueller Water Products, Inc., Class A	53,540	498,993

Steel-Producers - 0.5%

Schnitzer Steel Industries, Inc., Class A	66,100	1,091,311
Worthington Industries, Inc.	42,540	1,308,956

		2,400,267

Telecom Equipment-Fiber Optics - 0.0%

Harmonic, Inc.†	500	2,765

Telecom Services - 0.5%

EarthLink Holdings Corp.	112,900	1,037,551
FairPoint Communications, Inc.†	6,000	109,860
Spok Holdings, Inc.	6,600	121,902
Vonage Holdings Corp.†	150,000	967,500
West Corp.	20,900	532,950

		2,769,763

Telecommunication Equipment - 0.1%

Comtech Telecommunications Corp.	27,300	601,419

Telephone-Integrated - 0.3%

Cincinnati Bell, Inc.†	377,700	1,423,929
Windstream Holdings, Inc.#	16,400	102,172

		1,526,101

Television - 0.0%

Central European Media Enterprises, Ltd., Class A†#	27,400	60,554

Textile-Apparel - 0.0%

Unifi, Inc.†	5,600	167,048

Therapeutics - 0.1%

Agios Pharmaceuticals, Inc.†#	3,700	238,983
Cara Therapeutics, Inc.†	7,500	124,125
Seres Therapeutics, Inc.†#	9,600	343,968
Zafgen, Inc.†#	2,700	45,657

		752,733

Tobacco - 0.5%

Universal Corp.#	47,600	2,691,304

Transport-Air Freight - 0.3%

Atlas Air Worldwide Holdings, Inc.†	38,000	1,570,160

Transport-Equipment & Leasing - 0.1%

AMERCO	800	324,320

Transport-Marine - 0.0%

Frontline, Ltd.#	38,800	117,564

Transport-Services - 0.5%

Matson, Inc.	47,400	2,451,054

Transport-Truck - 1.0%

ArcBest Corp.	39,120	942,010
Landstar System, Inc.	49,100	3,064,822
P.A.M. Transportation Services, Inc.†	9,082	280,543
USA Truck, Inc.†	29,200	582,248

		4,869,623

Travel Services - 0.3%

Liberty TripAdvisor Holdings, Inc., Class A†	48,400	1,449,096

Water - 0.3%
American States Water Co.	29,300	1,225,619
California Water Service Group	20,260	456,458

		1,682,077

Web Hosting/Design - 0.6%

Endurance International Group Holdings, Inc.†#	224,505	3,136,335

Web Portals/ISP - 0.1%

Blucora, Inc.†	67,400	716,462

Wire & Cable Products - 0.1%

General Cable Corp.	34,000	518,160

Wireless Equipment - 0.4%

InterDigital, Inc.	34,200	1,801,998

Total Long-Term Investment Securities
(cost $449,237,523)		484,428,870

SHORT-TERM INVESTMENT SECURITIES - 9.9%
Registered Investment Companies - 9.9%

State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)
(cost $50,213,433)	50,213,433	$50,213,433

REPURCHASE AGREEMENTS - 4.6%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/30/2015, to be repurchased 12/01/2015 in the amount $23,604,000 collateralized by $24,715,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $24,080,492 (cost $23,604,000)	$23,604,000	23,604,000

TOTAL INVESTMENTS
(cost $523,054,956)(3)	109.6%	558,246,303
Liabilities in excess of other assets	(9.6)	(49,085,157)

NET ASSETS	100.0%	$509,161,146

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $48,335,448. This was secured by collateral of $50,213,433, which was received in cash and subsequently invested in short-term investments currently valued at $50,213,433 as reported in the Portfolio of Investments. Additional collateral of $6,669 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
United States Treasury Bills	0.00%	03/03/2016 to 08/18/2016	$1,869
United States Treasury Notes/Bonds	0.13% to 8.13%	06/30/2016 to 02/15/2044	4,800

(2)	The rate shown is a 7-day yield as of November 30, 2015.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2015	Unrealized Appreciation (Depreciation)

69	Long	Russell 2000 E-Mini Index	December 2015	$7,974,508	$8,251,710	$277,202

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$484,428,870	$—	$—	$484,428,870
Short-Term Investment Securities	50,213,433	—	—	50,213,433
Repurchase Agreements	—	23,604,000	—	23,604,000

Total Investments at Value	$534,642,303	$23,604,000	$—	$558,246,303

Other Financial Instruments:+
Futures Contracts	$277,202	$—	$—	$277,202

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - November 30, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.3%
Advertising Agencies - 0.3%

Interpublic Group of Cos., Inc.	12,204	$280,692
Omnicom Group, Inc.#	26,872	1,986,378

		2,267,070

Advertising Services - 0.1%

Nielsen Holdings PLC	22,844	1,066,358

Agricultural Chemicals - 0.2%

CF Industries Holdings, Inc.	11,405	526,226
Mosaic Co.	24,573	777,490

		1,303,716

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	35,463	1,294,045

Airlines - 0.2%

Delta Air Lines, Inc.	28,016	1,301,623
Southwest Airlines Co.	4,938	226,556

		1,528,179

Apparel Manufacturers - 0.1%

VF Corp.	14,829	959,436

Appliances - 0.1%

Whirlpool Corp.	4,351	707,125

Applications Software - 3.5%

Citrix Systems, Inc.†	3,558	272,792
Intuit, Inc.	19,219	1,925,744
Microsoft Corp.	397,894	21,625,539
Red Hat, Inc.†	1,310	106,647
Salesforce.com, Inc.†	30,739	2,449,591

		26,380,313

Athletic Footwear - 0.5%

NIKE, Inc., Class B	30,354	4,015,227

Audio/Video Products - 0.0%

Harman International Industries, Inc.	2,132	219,937

Auto-Cars/Light Trucks - 0.6%

Ford Motor Co.	341,193	4,889,296

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	36,270	1,884,589

Auto/Truck Parts & Equipment-Original - 0.7%

BorgWarner, Inc.	18,620	794,888
Delphi Automotive PLC	29,597	2,600,984
Johnson Controls, Inc.	43,570	2,004,220

		5,400,092

Banks-Commercial - 0.7%

BB&T Corp.	65,206	2,518,256
M&T Bank Corp.	13,947	1,747,978
Regions Financial Corp.	74,610	756,545

		5,022,779

Banks-Fiduciary - 1.0%

Bank of New York Mellon Corp.	116,409	5,103,370
Northern Trust Corp.	18,835	1,411,495
State Street Corp.	17,379	1,261,368

		7,776,233

Banks-Super Regional - 3.2%

Capital One Financial Corp.	36,905	2,897,411
Comerica, Inc.	30,552	1,416,085
Fifth Third Bancorp	155,600	3,216,252
Huntington Bancshares, Inc.	42,795	500,274
KeyCorp	51,718	678,023
PNC Financial Services Group, Inc.	56,667	5,412,265
SunTrust Banks, Inc.	46,114	2,002,270
US Bancorp	189,458	8,315,312

		24,437,892

Beverages-Non-alcoholic - 2.0%

Coca-Cola Enterprises, Inc.	17,913	901,024
Dr Pepper Snapple Group, Inc.	15,893	1,426,397
Monster Beverage Corp.†	5,396	834,276
PepsiCo, Inc.	118,909	11,909,925

		15,071,622

Building Products-Cement - 0.0%

Vulcan Materials Co.	1,917	196,818

Building Products-Wood - 0.0%

Masco Corp.	12,078	361,253

Cable/Satellite TV - 1.7%

Comcast Corp., Class A	148,713	9,050,673
Time Warner Cable, Inc.	19,487	3,600,613

		12,651,286

Chemicals-Diversified - 0.7%

Eastman Chemical Co.	19,559	1,420,961
LyondellBasell Industries NV, Class A	17,200	1,648,104
PPG Industries, Inc.	23,186	2,451,688

		5,520,753

Chemicals-Specialty - 0.5%

Ecolab, Inc.	22,148	2,639,156
International Flavors & Fragrances, Inc.	8,059	967,160

		3,606,316

Coatings/Paint - 0.2%

Sherwin-Williams Co.	4,657	1,285,658

Coffee - 0.0%

Keurig Green Mountain, Inc.	4,570	239,468

Commercial Services-Finance - 1.4%

Automatic Data Processing, Inc.	44,099	3,803,980
H&R Block, Inc.	2,355	86,405
McGraw Hill Financial, Inc.	16,048	1,548,150
Moody’s Corp.	9,373	966,544
PayPal Holdings, Inc.†	63,362	2,234,144
Western Union Co.	88,478	1,668,695

		10,307,918

Computer Aided Design - 0.0%

Autodesk, Inc.†	4,946	313,923

Computer Services - 0.8%

Accenture PLC, Class A	28,857	3,094,047
Cognizant Technology Solutions Corp., Class A†	24,122	1,557,799
Hewlett Packard Enterprise Co.†	106,712	1,585,740
Teradata Corp.†	3,325	99,451

		6,337,037

Computer Software - 0.0%

Akamai Technologies, Inc.†	3,402	195,989

Computers - 0.2%

HP, Inc.	106,712	1,338,168

Computers-Memory Devices - 0.8%

EMC Corp.	153,484	3,889,284

NetApp, Inc.	7,026	215,417
SanDisk Corp.	9,401	694,452
Seagate Technology PLC#	19,573	703,454
Western Digital Corp.	13,380	835,046

		6,337,653

Consumer Products-Misc. - 0.5%

Kimberly-Clark Corp.	33,770	4,023,695

Cosmetics & Toiletries - 2.2%

Colgate-Palmolive Co.	90,365	5,935,173
Procter & Gamble Co.	140,267	10,497,582

		16,432,755

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd.	5,489	508,336

Data Processing/Management - 0.5%

Fidelity National Information Services, Inc.	27,919	1,777,603
Fiserv, Inc.†	16,641	1,601,530
Paychex, Inc.	4,220	228,935

		3,608,068

Diagnostic Equipment - 0.8%

Danaher Corp.	61,390	5,917,382

Dialysis Centers - 0.0%

DaVita HealthCare Partners, Inc.†	3,620	264,405

Distribution/Wholesale - 0.1%

Fastenal Co.#	15,084	612,109
WW Grainger, Inc.#	1,982	397,470

		1,009,579

Diversified Banking Institutions - 0.7%

Goldman Sachs Group, Inc.	25,999	4,940,330

Diversified Manufacturing Operations - 1.8%

3M Co.	47,331	7,411,088
Eaton Corp. PLC	41,717	2,426,261
Illinois Tool Works, Inc.	26,621	2,501,841
Parker-Hannifin Corp.	7,312	765,274
Pentair PLC	7,249	411,018

		13,515,482

E-Commerce/Products - 1.8%

Amazon.com, Inc.†	18,318	12,177,806
eBay, Inc.†	63,362	1,874,882

		14,052,688

E-Commerce/Services - 0.7%

Expedia, Inc.	2,780	342,246
Netflix, Inc.†	15,407	1,900,145
Priceline Group, Inc.†	2,304	2,877,351

		5,119,742

Electric Products-Misc. - 0.4%

AMETEK, Inc.	3,247	183,326
Emerson Electric Co.	64,491	3,224,550

		3,407,876

Electric-Integrated - 1.2%

AES Corp.	49,232	491,828
CMS Energy Corp.	58,662	2,054,343
Eversource Energy	74,663	3,804,080
Pepco Holdings, Inc.	8,769	225,100
TECO Energy, Inc.	20,371	536,165
WEC Energy Group, Inc.	38,347	1,891,274

		9,002,790

Electronic Components-Misc. - 0.5%

Corning, Inc.	75,556	1,415,164
Garmin, Ltd.#	15,409	583,230
TE Connectivity, Ltd.	23,655	1,587,014

		3,585,408

Electronic Components-Semiconductors - 2.7%

Altera Corp.	14,621	771,989
Avago Technologies, Ltd.	14,259	1,860,087
Broadcom Corp., Class A	31,476	1,719,534
Intel Corp.	270,103	9,391,481
Microchip Technology, Inc.#	7,483	361,279
Micron Technology, Inc.†	39,222	624,806
NVIDIA Corp.	14,931	473,611
Texas Instruments, Inc.	86,464	5,025,288

		20,228,075

Electronic Forms - 0.3%

Adobe Systems, Inc.†	21,188	1,937,854

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	10,958	458,264

Engines-Internal Combustion - 0.1%

Cummins, Inc.	10,180	1,021,767

Enterprise Software/Service - 1.0%

CA, Inc.	27,903	784,353
Oracle Corp.	178,768	6,966,589

		7,750,942

Entertainment Software - 0.1%

Electronic Arts, Inc.†	10,628	720,472

Finance-Credit Card - 2.8%

Alliance Data Systems Corp.†	3,988	1,143,958
American Express Co.	57,742	4,136,637
Discover Financial Services	32,069	1,820,236
MasterCard, Inc., Class A	57,145	5,595,638
Visa, Inc., Class A	104,863	8,285,226

		20,981,695

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	62,836	2,118,202

Finance-Other Services - 0.5%

CME Group, Inc.	24,376	2,380,316
Intercontinental Exchange, Inc.	6,614	1,718,582

		4,098,898

Food-Misc./Diversified - 1.9%

Campbell Soup Co.	1,778	92,883
ConAgra Foods, Inc.	12,812	524,395
General Mills, Inc.	81,087	4,683,585
Kellogg Co.	9,848	677,247
Kraft Heinz Co.	38,883	2,865,288
Mondelez International, Inc., Class A	120,559	5,263,606

		14,107,004

Food-Retail - 0.6%

Kroger Co.	105,180	3,961,079
Whole Foods Market, Inc.	13,342	388,919

		4,349,998

Food-Wholesale/Distribution - 0.3%

Sysco Corp.	59,026	2,425,969

Gas-Distribution - 0.8%

AGL Resources, Inc.	27,053	1,692,706
CenterPoint Energy, Inc.	22,382	379,375
NiSource, Inc.	36,845	707,056
Sempra Energy	30,985	3,074,641

		5,853,778

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	22,192	991,095

Hotels/Motels - 0.2%

Marriott International, Inc., Class A	6,919	490,626
Starwood Hotels & Resorts Worldwide, Inc.	8,905	639,735

		1,130,361

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	13,285	1,414,055

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	19,598	2,682,770
Airgas, Inc.	5,209	719,884

		3,402,654

Instruments-Scientific - 0.5%

Thermo Fisher Scientific, Inc.	24,913	3,447,959

Insurance Brokers - 0.1%

Aon PLC	1,065	100,898
Marsh & McLennan Cos., Inc.	10,268	567,820

		668,718

Insurance-Life/Health - 0.8%

Aflac, Inc.	35,412	2,310,279
Principal Financial Group, Inc.	11,542	593,951
Prudential Financial, Inc.	36,920	3,195,426

		6,099,656

Insurance-Multi-line - 1.8%

ACE, Ltd.	27,968	3,212,125
Allstate Corp.	37,523	2,354,944
Cincinnati Financial Corp.	6,024	368,127
Hartford Financial Services Group, Inc.	20,221	922,886
Loews Corp.	55,265	2,093,991
MetLife, Inc.	84,849	4,334,935
XL Group PLC	4,633	176,888

		13,463,896

Insurance-Property/Casualty - 0.3%

Travelers Cos., Inc.	20,300	2,325,771

Insurance-Reinsurance - 1.7%

Berkshire Hathaway, Inc., Class B†	93,802	12,577,910

Internet Content-Entertainment - 1.3%

Facebook, Inc., Class A†	92,128	9,603,423

Internet Security - 0.1%

Symantec Corp.	45,635	893,533

Investment Management/Advisor Services - 0.9%

Ameriprise Financial, Inc.	12,211	1,379,233
BlackRock, Inc.	9,792	3,561,546
Franklin Resources, Inc.	20,511	859,821
Invesco, Ltd.	13,676	460,744
T. Rowe Price Group, Inc.	7,505	571,506

		6,832,850

Machinery-Construction & Mining - 0.5%

Caterpillar, Inc.	47,630	3,460,319

Machinery-Farming - 0.3%

Deere & Co.	30,086	2,393,943

Machinery-General Industrial - 0.2%

Roper Technologies, Inc.	6,157	1,191,318

Medical Information Systems - 0.1%

Cerner Corp.†	9,543	568,763

Medical Instruments - 0.2%

Boston Scientific Corp.†	9,723	177,737
Edwards Lifesciences Corp.†	2,108	343,604
Intuitive Surgical, Inc.†	889	462,298
St. Jude Medical, Inc.	6,253	394,564

		1,378,203

Medical Products - 0.5%

Baxter International, Inc.	31,938	1,202,466
Becton Dickinson and Co.	7,289	1,095,172
Stryker Corp.	12,524	1,208,065

		3,505,703

Medical-Biomedical/Gene - 3.5%

Alexion Pharmaceuticals, Inc.†	8,732	1,558,138
Amgen, Inc.	44,423	7,156,545
Biogen, Inc.†	10,724	3,076,287
Celgene Corp.†	37,522	4,106,783
Gilead Sciences, Inc.	68,865	7,296,935
Regeneron Pharmaceuticals, Inc.†	3,452	1,879,614
Vertex Pharmaceuticals, Inc.†	9,364	1,211,327

		26,285,629

Medical-Drugs - 6.5%

Abbott Laboratories	138,952	6,241,724
AbbVie, Inc.	171,651	9,981,506
Allergan PLC†	21,366	6,706,574
Baxalta, Inc.	31,938	1,098,028
Bristol-Myers Squibb Co.	88,683	5,942,648
Endo International PLC†	6,372	391,750
Johnson & Johnson	176,549	17,873,821
Zoetis, Inc.	33,254	1,552,962

		49,789,013

Medical-Generic Drugs - 0.2%

Mylan NV†	12,336	632,837
Perrigo Co. PLC	5,566	831,505

		1,464,342

Medical-HMO - 1.6%

Aetna, Inc.	14,848	1,525,632
Anthem, Inc.	10,810	1,409,408
Cigna Corp.	11,462	1,547,141

Humana, Inc.	7,755	1,307,958
UnitedHealth Group, Inc.	58,632	6,608,413

		12,398,552

Medical-Hospitals - 0.1%

HCA Holdings, Inc.†	16,244	1,105,567

Medical-Wholesale Drug Distribution - 0.8%

AmerisourceBergen Corp.	20,567	2,028,729
Cardinal Health, Inc.	20,920	1,816,902
McKesson Corp.	12,746	2,413,455

		6,259,086

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	13,181	644,815

Multimedia - 2.5%

Time Warner, Inc.	49,528	3,465,969
Twenty-First Century Fox, Inc., Class A	90,223	2,662,481
Viacom, Inc., Class B	32,225	1,604,483
Walt Disney Co.	100,359	11,387,736

		19,120,669

Networking Products - 1.1%

Cisco Systems, Inc.	305,307	8,319,616

Non-Hazardous Waste Disposal - 0.4%

Republic Services, Inc.	42,928	1,885,827
Waste Management, Inc.	25,579	1,375,383

		3,261,210

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc.	13,968	301,709
Xerox Corp.	140,125	1,478,319

		1,780,028

Oil & Gas Drilling - 0.1%

Ensco PLC, Class A	48,960	838,195

Oil Companies-Exploration & Production - 1.3%

Anadarko Petroleum Corp.	28,974	1,735,543
Apache Corp.	38,248	1,881,037
Cabot Oil & Gas Corp.	11,446	215,528
Chesapeake Energy Corp.#	35,208	185,546
Devon Energy Corp.	34,331	1,579,569
EOG Resources, Inc.	30,897	2,577,737
EQT Corp.	7,872	450,436
Noble Energy, Inc.	7,726	283,312
Pioneer Natural Resources Co.	6,458	934,795

		9,843,503

Oil Companies-Integrated - 0.4%

Marathon Oil Corp.	108,246	1,895,388
Murphy Oil Corp.#	41,807	1,194,844

		3,090,232

Oil Field Machinery & Equipment - 0.2%

National Oilwell Varco, Inc.	33,660	1,256,864

Oil Refining & Marketing - 0.9%

Marathon Petroleum Corp.	19,530	1,140,747
Phillips 66	42,027	3,846,732
Valero Energy Corp.	30,306	2,177,789

		7,165,268

Oil-Field Services - 0.8%

Baker Hughes, Inc.	18,793	1,016,137
Schlumberger, Ltd.	66,857	5,158,018

		6,174,155

Paper & Related Products - 0.2%

International Paper Co.	31,337	1,310,827

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	39,140	3,345,687

Pipelines - 1.3%

Columbia Pipeline Group, Inc.	36,845	706,319
Kinder Morgan, Inc.	121,187	2,856,378
ONEOK, Inc.	25,861	762,382
Spectra Energy Corp.	125,039	3,276,022
Williams Cos., Inc.	54,892	2,006,851

		9,607,952

Publishing-Newspapers - 0.0%

News Corp., Class A	11,319	162,428

Real Estate Investment Trusts - 3.3%

American Tower Corp.	34,884	3,466,772
AvalonBay Communities, Inc.	3,894	707,890
Boston Properties, Inc.	4,161	520,083
Crown Castle International Corp.	46,061	3,957,101
Equity Residential	31,050	2,478,411
General Growth Properties, Inc.	19,039	484,923
HCP, Inc.	44,743	1,589,719
Host Hotels & Resorts, Inc.	48,343	802,494
Macerich Co.	4,196	327,917
Prologis, Inc.	21,297	910,447
Public Storage	5,377	1,290,803
Simon Property Group, Inc.	26,848	5,000,172
Ventas, Inc.	10,682	569,778
Vornado Realty Trust	12,768	1,235,432
Welltower, Inc.	17,455	1,102,981
Weyerhaeuser Co.	20,390	655,946

		25,100,869

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	2,702	101,244

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	2,286	179,840

Retail-Apparel/Shoe - 0.2%

Gap, Inc.	15,872	424,258
L Brands, Inc.	11,680	1,114,389

		1,538,647

Retail-Automobile - 0.0%

CarMax, Inc.†	3,681	210,921

Retail-Building Products - 1.8%

Home Depot, Inc.	78,570	10,518,952
Lowe’s Cos., Inc.	44,259	3,390,239

		13,909,191

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	7,266	230,913

Retail-Discount - 1.2%

Costco Wholesale Corp.	37,184	6,002,241
Target Corp.	45,281	3,282,873

		9,285,114

Retail-Drug Store - 1.3%

CVS Health Corp.	67,391	6,340,819
Walgreens Boots Alliance, Inc.	46,192	3,881,514

		10,222,333

Retail-Jewelry - 0.0%

Tiffany & Co.	1,850	147,408

Retail-Major Department Stores - 0.4%

TJX Cos., Inc.	39,846	2,813,128

Retail-Office Supplies - 0.1%

Staples, Inc.	30,753	371,189

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.	3,340	157,414
Macy’s, Inc.	23,549	920,295

		1,077,709

Retail-Restaurants - 2.7%

Chipotle Mexican Grill, Inc.†	725	420,174
Darden Restaurants, Inc.	6,709	376,845
McDonald’s Corp.	108,826	12,423,576
Starbucks Corp.	78,825	4,839,067
Yum! Brands, Inc.	29,101	2,110,113

		20,169,775

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.	4,867	169,761

Savings & Loans/Thrifts - 0.1%

People’s United Financial, Inc.	33,927	568,277

Semiconductor Components-Integrated Circuits - 0.9%

Analog Devices, Inc.	37,420	2,306,194
QUALCOMM, Inc.	93,801	4,576,551

		6,882,745

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	64,853	1,217,291
KLA-Tencor Corp.	17,343	1,152,789

		2,370,080

Steel-Producers - 0.2%

Nucor Corp.	41,655	1,726,600

Telecom Services - 0.1%

Level 3 Communications, Inc.†	10,841	551,048

Telecommunication Equipment - 0.1%

Juniper Networks, Inc.	13,654	411,395

Telephone-Integrated - 0.5%

AT&T, Inc.	59,878	2,016,092
CenturyLink, Inc.	46,675	1,256,958
Frontier Communications Corp.	110,966	553,720

		3,826,770

Television - 0.2%

CBS Corp., Class B	30,146	1,521,770

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	13,862	1,513,176

Toys - 0.0%

Mattel, Inc.#	13,206	328,301

Transport-Rail - 0.8%

CSX Corp.	28,533	811,193
Norfolk Southern Corp.	10,465	994,803
Union Pacific Corp.	53,201	4,466,224

		6,272,220

Transport-Services - 1.0%

FedEx Corp.	10,442	1,655,475
United Parcel Service, Inc., Class B	56,811	5,852,101

		7,507,576

Vitamins & Nutrition Products - 0.0%

Mead Johnson Nutrition Co.	4,160	335,254

Web Portals/ISP - 4.2%

Alphabet, Inc., Class A†	14,296	10,905,704
Alphabet, Inc., Class C†	26,767	19,877,174
Yahoo!, Inc.†	40,009	1,352,704

		32,135,582

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	6,303	452,429

Total Long-Term Investment Securities
(cost $565,554,367)		724,862,636

SHORT-TERM INVESTMENT SECURITIES - 4.5%
Registered Investment Companies - 0.8%

State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	6,076,620	6,076,620

U.S. Government Treasuries - 3.7%
United States Treasury Bills
0.00% due 12/17/2015(3)	$8,200,000	8,199,812
0.03% due 12/03/2015	5,000,000	4,999,985
0.07% due 12/03/2015	15,000,000	14,999,955

		28,199,752

Total Short-Term Investment Securities
(cost $34,276,558)		34,276,372

REPURCHASE AGREEMENTS - 0.9%

State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $7,043,000)	7,043,000	7,043,000

TOTAL INVESTMENTS
(cost $606,873,925)(5)	100.7%	766,182,008
Liabilities in excess of other assets	(0.7)	(5,246,009)

NET ASSETS	100.0%	$760,935,999

#	The security or a portion thereof is out on loan.

†	Non-income producing security
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $6,352,612. This was secured by collateral of $6,076,620, which was received in cash and subsequently invested in short-term investments currently valued at $6,076,620 as reported in the Portfolio of Investments. Additional collateral of $354,872 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
United States Treasury Bills	0.00%	12/03/2015 to 10/13/2016	$88,218
United States Treasury Notes/Bonds	zero coupon to 8.88%	01/31/2016 to 02/15/2045	266,654

(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2015	Unrealized Appreciation (Depreciation)
353	Long	S&P 500 E-Mini Index	December 2015	$34,527,154	$36,708,470	$2,181,316

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$724,862,636	$—	$—	$724,862,636
Short-Term Investment Securities:
Registered Investment Companies	6,076,620	—	—	6,076,620
U.S. Government Treasuries	—	28,199,752	—	28,199,752
Repurchase Agreements	—	7,043,000	—	7,043,000

Total Investments at Value	$730,939,256	$35,242,752	$—	$766,182,008

Other Financial Instruments:+
Futures Contracts	$2,181,316	$—	$—	$2,181,316

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2015 - (unaudited)

Security Description	Principal Amount/ Shares(6)	Value (Note 1)
ASSET BACKED SECURITIES - 0.7%
Diversified Financial Services - 0.7%

American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	100,000	100,334
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	115,000	116,242
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	87,000	88,742
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.80% due 10/25/2034	152,892	142,898
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	106,867	105,218
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	134,000	133,655
CarMax Auto Owner Trust Series 2014-2, Class C 2.08% due 01/15/2020	54,000	53,950
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.57% due 04/15/2021	241,000	239,992
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	226,000	230,675
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	172,000	175,935
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	619,000	632,685
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	80,000	81,791
Commercial Mtg. Trust Series 2015-LC23, Class A4 3.77% due 10/10/2053(1)	100,000	103,315
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(1)	207,000	208,365
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	85,817	86,438
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	67,490	67,754
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30% due 03/23/2020*	134,000	133,217
Discover Card Execution Note Trust Series 2015-A4, Class A1 2.19% due 04/17/2023	675,000	674,595
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.38% due 11/25/2036	173,747	151,834
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	119,000	119,588
Ford Credit Auto Owner Trust* Series 2015-2, Class A 2.44% due 01/15/2027	120,000	120,393
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	75,000	76,735
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(1)	229,000	236,162
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	295,000	294,621
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	242,000	242,194
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	49,653	49,805
Sierra Timeshare Receivables Funding LLC Series 2015-2A, Class A 2.43% due 06/20/2032*	79,472	78,454
Synchrony Credit Card Master Note Trust Series 2015-3, Class A 1.74% due 09/15/2021	125,000	124,888
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(1)	200,000	202,732
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	110,000	110,482
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	60,000	59,409
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	234,000	239,980

Total Asset Backed Securities
(cost $5,503,647)		5,483,078

U.S. CORPORATE BONDS & NOTES - 44.3%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	358,000	356,290

Aerospace/Defense - 0.3%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	651,000	651,102

BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	134,000	130,099
Boeing Co. Senior Notes 0.95% due 05/15/2018	588,000	582,543
Boeing Co. Senior Notes 2.20% due 10/30/2022	465,000	454,107
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	387,000	396,266

		2,214,117

Aerospace/Defense-Equipment - 0.7%

Harris Corp. Senior Notes 4.85% due 04/27/2035	587,000	576,673
Harris Corp. Senior Notes 5.05% due 04/27/2045	556,000	544,579
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	1,488,000	1,521,480
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021	1,439,000	1,460,585
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023*	981,000	1,010,430

		5,113,747

Airlines - 0.5%

Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	1,288,000	1,317,779
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	6,219	6,320
Atlas Air, Inc. Company Guar. Notes Series 1999-1, Class B 7.63% due 07/02/2016 (3)	57,228	57,800
United Airlines Pass-Through Trust Senior Notes Series 2014-2, Class B 4.63% due 03/03/2024	1,200,000	1,200,000
United Airlines Pass-Through Trust Senior Notes Series 2013-1, Class B 5.38% due 02/15/2023	1,256,211	1,297,037

		3,878,936

Alternative Waste Technology - 0.3%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	1,899,000	1,965,465

Applications Software - 0.1%

Microsoft Corp. Senior Notes 1.30% due 11/03/2018	503,000	502,005
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	441,000	452,854

		954,859

Athletic Footwear - 0.1%

NIKE, Inc. Senior Notes 3.88% due 11/01/2045	438,000	424,079

Auto-Cars/Light Trucks - 0.6%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	898,000	895,712
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	994,000	984,572
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	344,000	347,799
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	479,000	477,333
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	1,208,000	1,205,283
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	402,000	402,272

		4,312,971

Auto-Heavy Duty Trucks - 0.2%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,675,000	1,750,375

Auto/Truck Parts & Equipment-Original - 0.3%

Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,100,000	1,138,500
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	1,509,000	1,395,825

		2,534,325

Banks-Commercial - 0.9%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	1,188,000	1,180,905
Discover Bank Senior Notes 3.10% due 06/04/2020	268,000	270,760

First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	1,469,000	1,463,660
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	674,000	671,252
KeyBank NA Senior Notes 2.25% due 03/16/2020	783,000	777,540
PNC Bank NA Senior Notes 1.85% due 07/20/2018	1,225,000	1,228,736
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	937,000	1,192,293
Woori Bank Sub. Notes 4.75% due 04/30/2024	550,000	565,842

		7,350,988

Banks-Fiduciary - 0.1%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	842,000	851,045

Banks-Super Regional - 0.4%

Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	417,000	415,556
PNC Preferred Funding Trust I VRS Jr. Sub. Bonds 1.99% due 03/15/2017*(15)	493,000	443,700
Wells Fargo & Co Senior Notes 1.50% due 09/12/2022	EUR 700,000	758,512
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	372,000	378,039
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	518,000	533,326
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	789,000	802,968

		3,332,101

Batteries/Battery Systems - 0.2%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,628,000	1,623,930

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	1,644,000	1,639,033

Broadcast Services/Program - 0.2%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	1,667,000	1,616,990

Building & Construction Products-Misc. - 0.1%

Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	526,000	542,438

Building & Construction-Misc. - 0.2%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,971,000	1,842,885

Building Products-Cement - 0.2%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	1,324,000	1,218,080

Building Products-Wood - 0.1%

Masco Corp. Senior Notes 4.45% due 04/01/2025	789,000	773,220

Cable/Satellite TV - 0.8%

Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	700,000	700,000
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	1,817,000	1,821,542
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	707,000	710,512
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	328,000	339,555
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*	1,085,000	1,090,425
Comcast Corp. Company Guar. Notes 5.50% due 11/23/2029	GBP 315,000	588,756
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	1,000,000	865,000

		6,115,790

Casino Hotels - 0.8%

Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	1,716,000	1,664,520
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	1,055,000	967,963

Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	935,000	771,375
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	1,103,000	1,147,120
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	1,229,000	1,262,797
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	600,000	594,000

		6,407,775

Cellular Telecom - 1.1%

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	3,317,000	2,537,505
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	1,806,000	1,462,860
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	3,247,000	2,550,924
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	707,000	712,303
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,305,000	1,303,369

		8,566,961

Chemicals-Diversified - 0.3%

Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	1,485,000	1,254,825
Solvay Finance America LLC Company Guar. Notes 4.45% due 12/03/2025*	770,000	769,076

		2,023,901

Chemicals-Specialty - 0.4%

Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	1,305,000	1,311,525
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	319,000	407,243
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	1,584,000	1,053,360

		2,772,128

Coal - 0.1%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	1,349,000	1,065,710

Coatings/Paint - 0.2%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	991,000	930,351
Sherwin-Williams Co. Senior Notes 4.55% due 08/01/2045	260,000	269,847
Valspar Corp. Senior Notes 3.95% due 01/15/2026	255,000	255,765

		1,455,963

Commercial Services-Finance - 0.5%

Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	295,000	297,768
Global Cash Access, Inc. Senior Notes 10.00% due 01/15/2022*	1,481,000	1,306,982
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	946,000	837,210
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	2,099,000	1,700,190

		4,142,150

Computer Services - 0.3%

Hewlett Packard Enterprise Co. Company Guar. Notes 4.90% due 10/15/2025*	566,000	558,614
Hewlett Packard Enterprise Co. Company Guar. Notes 6.20% due 10/15/2035*	661,000	640,891
Hewlett Packard Enterprise Co. Company Guar. Notes 6.35% due 10/15/2045*	601,000	577,834
Leidos, Inc. Company Guar. Notes 7.13% due 07/01/2032	175,000	179,487

		1,956,826

Computer Software - 0.1%

Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	950,000	950,000

Computers - 0.4%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	874,000	896,853
Apple, Inc. Senior Notes 3.05% due 07/31/2029	GBP 275,000	411,469
Apple, Inc. Senior Notes 3.45% due 02/09/2045	147,000	126,275
Dell, Inc. Senior Notes 4.63% due 04/01/2021	618,000	616,455
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	1,154,000	1,062,024

		3,113,076

Consumer Products-Misc. - 0.1%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	224,000	222,490
SC Johnson & Son, Inc. Senior Notes 4.75% due 10/15/2046*	265,000	275,087

		497,577

Containers-Metal/Glass - 0.3%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	2,133,000	2,324,970

Containers-Paper/Plastic - 0.2%

Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	243,000	245,424
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	1,046,000	889,100

		1,134,524

Cosmetics & Toiletries - 0.1%

Colgate-Palmolive Co. FRS Senior Notes 0.15% due 05/14/2019	EUR 500,000	527,385
Procter & Gamble Co. Senior Notes 1.13% due 11/02/2023	EUR 280,000	298,347

		825,732

Data Processing/Management - 0.4%

Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	249,000	257,547
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	350,000	356,783
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	2,086,000	2,086,000
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	396,000	399,465

		3,099,795

Diagnostic Equipment - 0.1%

Danaher Corp. Senior Notes 3.35% due 09/15/2025	428,000	435,901
Danaher Corp. Senior Notes 4.38% due 09/15/2045	237,000	242,323

		678,224

Dialysis Centers - 0.2%

DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	1,325,000	1,321,687

Disposable Medical Products - 0.1%

Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	758,000	758,947

Distribution/Wholesale - 0.2%

H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022#	925,000	927,313
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	987,000	954,873

		1,882,186

Diversified Banking Institutions - 3.0%

Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR 800,000	911,575
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	755,000	763,245
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	362,000	360,295
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	603,000	595,613
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	788,000	790,942
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	748,000	861,626
Bank of America Corp. Senior Notes 7.00% due 07/31/2028	GBP 200,000	413,331

Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	49,000	59,505
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,330,000	1,324,778
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	244,000	238,507
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	675,000	686,191
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	525,000	524,691
Citigroup, Inc. Senior Notes 5.15% due 05/21/2026	GBP 60,000	105,783
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	344,000	389,024
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR 525,000	572,412
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	713,000	732,123
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,023,000	1,026,253
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	217,000	216,975
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	258,000	256,461
Goldman Sachs Group, Inc. Sub. Notes 6.13% due 05/14/2017	GBP 300,000	478,427
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	736,000	882,295
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,176,000	1,409,614
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	1,020,000	1,021,196
JPMorgan Chase & Co. Senior Notes 2.63% due 04/23/2021	EUR 700,000	807,428
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	471,000	476,371
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	791,000	800,077
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	340,000	343,897
Morgan Stanley Senior Notes 1.88% due 01/05/2018	701,000	703,826
Morgan Stanley Senior Notes 2.38% due 03/31/2021	EUR 750,000	848,238
Morgan Stanley Senior Notes 2.80% due 06/16/2020	368,000	372,111
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	975,000	998,451
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,722,000	1,793,559
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	629,000	677,839
Morgan Stanley Senior Notes 6.50% due 12/28/2018	EUR 500,000	627,270

		23,069,929

Diversified Financial Services - 0.1%

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	721,000	724,843

Diversified Manufacturing Operations - 0.5%

3M Co. FRS Senior Notes 0.15% due 05/15/2020	EUR 1,000,000	1,050,432
General Electric Co. Senior Notes 2.70% due 10/09/2022	644,000	645,952
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	802,000	880,441
Textron, Inc. Senior Notes 4.63% due 09/21/2016	630,000	645,987
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	503,000	475,271

		3,698,083

Diversified Operations - 0.0%

MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	332,000	329,970

E-Commerce/Services - 0.2%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025*	1,306,000	1,350,077

Educational Software - 0.1%

Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	1,085,000	965,650

Electric-Distribution - 0.1%

Entergy Louisiana LLC Company Guar. Notes 4.95% due 01/15/2045	491,000	495,968

Electric-Generation - 0.0%

NRG REMA LLC Sub. Notes 9.24% due 07/02/2017	156,705	159,055

Electric-Integrated - 1.7%

AES Corp. Senior Notes 4.88% due 05/15/2023	1,425,000	1,284,281
AES Corp. Senior Notes 5.50% due 03/15/2024#	1,805,000	1,644,698
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	352,000	350,278
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	901,000	945,452
Entergy Arkansas, Inc. Senior Sec. Notes 4.95% due 12/15/2044	544,000	527,077
Exelon Corp. Senior Notes 4.95% due 06/15/2035	278,000	280,733
Exelon Corp. Senior Notes 5.10% due 06/15/2045	285,000	288,458
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	477,000	477,135
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	543,000	654,620
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	153,000	154,259
Louisville Gas & Electric Co. Pass Through Certs. 4.38% due 10/01/2045	73,000	75,814
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs. 9.13% due 06/30/2017	99,675	101,668
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs. 1st. Mtg. Bonds 10.06% due 12/30/2028	1,861,877	1,917,733
South Carolina Electric & Gas Co. Pass Through Certs. 5.10% due 06/01/2065	356,000	376,125
Southern California Edison Co. Pass Through Certs. 1.13% due 05/01/2017	895,000	893,435
Southern Co. Senior Notes 1.30% due 08/15/2017	769,000	762,953
Southern Power Co. Senior Notes 4.15% due 12/01/2025	532,000	534,836
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025*#	2,227,000	1,915,220
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	388,000	388,391

		13,573,166

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	392,000	385,948
Corning, Inc. Senior Notes 2.90% due 05/15/2022	392,000	376,176

		762,124

Electronic Components-Semiconductors - 0.5%

Intel Corp. Senior Notes 1.35% due 12/15/2017	1,403,000	1,407,686
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	1,500,000	1,378,125
Qorvo, Inc. Company Guar. Notes 6.75% due 12/01/2023*#	210,000	214,725
Qorvo, Inc. Company Guar. Notes 7.00% due 12/01/2025*#	511,000	525,053

		3,525,589

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	172,000	163,441

Energy-Alternate Sources - 0.2%

TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	2,084,000	1,552,580

Enterprise Software/Service - 0.2%

Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	925,000	927,312
Oracle Corp. Senior Notes 3.90% due 05/15/2035	383,000	365,265

		1,292,577

Finance-Auto Loans - 0.7%

Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024#	1,724,000	1,786,409
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,383,000	1,392,508
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	2,080,000	2,100,800

		5,279,717

Finance-Commercial - 0.2%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,403,000	1,276,730
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	513,000	496,969

		1,773,699

Finance-Consumer Loans - 0.7%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	2,643,000	2,048,325
Navient Corp. Senior Notes 5.88% due 10/25/2024	950,000	809,875
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	1,898,000	1,988,155
SLM Corp. Senior Notes 5.63% due 08/01/2033	77,000	56,595
Synchrony Financial Senior Notes 4.25% due 08/15/2024	698,000	697,538

		5,600,488

Finance-Credit Card - 0.2%

American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	645,000	644,513
Discover Financial Services Senior Notes 3.75% due 03/04/2025	719,000	705,296

		1,349,809

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	7,275
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(12)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(12)	143,000	14
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	460,000	459,244

		466,544

Finance-Mortgage Loan/Banker - 0.2%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,925,000	1,860,031

Finance-Other Services - 0.4%

Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	298,000	300,557
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	327,000	326,250
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	1,285,000	1,284,501
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	656,000	645,261
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	285,000	283,148
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 3.25% due 11/01/2025	299,000	298,175

		3,137,892

Firearms & Ammunition - 0.1%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,170,000	883,350

Food-Dairy Products - 0.1%

Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	900,000	927,000

Food-Flour & Grain - 0.1%

Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*	1,019,000	1,057,212

Food-Meat Products - 0.2%

JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	1,839,000	1,811,415

Food-Misc./Diversified - 0.1%

Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	936,000	917,280

Food-Retail - 0.3%

SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022#	1,949,000	1,812,570
Whole Foods Market, Inc. Senior Notes 5.20% due 12/03/2025*	214,000	213,703

		2,026,273

Food-Wholesale/Distribution - 0.1%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,269,000	1,129,410

Gambling (Non-Hotel) - 0.2%

Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	912,000	880,080
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	892,000	686,840
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(3)(12)	271,413	2,660

		1,569,580

Gas-Distribution - 0.0%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	312,000	302,621

Hotels/Motels - 0.1%

Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	1,110,000	1,110,000

Human Resources - 0.2%

Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	1,192,000	1,227,760

Independent Power Producers - 0.6%

Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	1,260,000	1,214,564
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,253,000	1,108,905
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	2,293,000	2,121,025

		4,444,494

Industrial Gases - 0.0%

Airgas, Inc. Senior Notes 3.05% due 08/01/2020	202,000	204,797

Insurance Brokers - 0.2%

USI, Inc. Senior Notes 7.75% due 01/15/2021*	1,315,000	1,288,700

Insurance-Life/Health - 0.2%

CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	734,000	746,845
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	305,000	341,279
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	784,000	781,482

		1,869,606

Insurance-Multi-line - 0.3%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	1,266,000	1,480,008
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	322,000	328,381
MetLife, Inc. Senior Notes 5.25% due 06/29/2020	GBP 360,000	615,128

		2,423,517

Insurance-Mutual - 0.4%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	411,000	373,393
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,130,000	1,141,237
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	387,000	372,179
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	801,000	805,888

		2,692,697

Internet Connectivity Services - 0.3%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	2,046,000	1,999,965

Investment Management/Advisor Services - 0.4%

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	1,645,000	1,603,875
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	1,821,000	1,748,160

		3,352,035

Machinery-Farming - 0.3%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	1,055,000	1,053,517
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	1,193,000	1,196,351

		2,249,868

Marine Services - 0.2%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	1,298,000	1,226,610

Medical Labs & Testing Services - 0.3%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	187,000	184,479
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	605,000	588,485
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	310,000	283,440
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*#	1,121,000	1,123,985

		2,180,389

Medical Products - 0.4%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	422,000	427,719
Greatbatch, Ltd. Senior Notes 9.13% due 11/01/2023*	1,329,000	1,329,000
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	1,413,000	1,321,155

		3,077,874

Medical-Biomedical/Gene - 0.2%

Biogen, Inc. Senior Notes 4.05% due 09/15/2025	483,000	486,889
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	472,000	473,910
Celgene Corp. Senior Notes 5.00% due 08/15/2045	509,000	508,959
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	330,000	335,252

		1,805,010

Medical-Drugs - 0.5%

Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	518,000	514,217
Baxalta, Inc. Senior Notes 4.00% due 06/23/2025*	281,000	278,453
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.75% due 01/15/2022*	1,265,000	1,274,488
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	702,000	767,519
Merck & Co., Inc. Senior Notes 1.88% due 10/15/2026	EUR 900,000	990,085

		3,824,762

Medical-Generic Drugs - 0.0%

Mylan, Inc. Company Guar. Notes 5.40% due 11/29/2043	308,000	293,179

Medical-HMO - 0.1%

UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	598,000	597,589
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	362,000	371,834

		969,423

Medical-Hospitals - 1.1%

HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	850,000	843,625
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	2,632,000	2,553,040
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,475,000	2,326,500
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	1,899,000	1,917,990
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	958,000	810,707

		8,451,862

Metal-Copper - 0.0%

Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	393,000	354,683

Multimedia - 0.2%

21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045*	220,000	222,707
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	288,000	245,437
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	580,000	494,581
Walt Disney Co. Senior Notes 1.50% due 09/17/2018#	503,000	505,965

		1,468,690

Music - 0.2%

WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	1,206,000	1,221,075
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	672,000	596,400

		1,817,475

Networking Products - 0.2%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,293,000	1,309,703

Oil & Gas Drilling - 0.1%

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	609,000	523,740

Oil Companies-Exploration & Production - 2.2%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,452,000	1,592,848
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	1,169,000	397,460
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,600,000	1,460,000
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	635,000	152,400
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	1,543,000	1,211,255
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,630,000	1,059,500
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*#	955,000	752,063
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020#	1,000,000	315,000
Hess Corp. Senior Notes 5.60% due 02/15/2041	320,000	312,910
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	271,780
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,179,000	1,060,369
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	1,147,000	450,198
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	760,000	438,900
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	1,588,000	1,449,050
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	439,000	415,922
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	370,000	334,448
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020#	1,517,000	1,198,430
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022#	1,880,000	1,612,100
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,010,000	231,038
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022	1,126,000	270,240
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	1,372,000	943,250
SM Energy Co. Senior Notes 5.63% due 06/01/2025	899,000	802,357
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	187,000	171,232

Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025#	455,000	374,764

		17,277,514

Oil Companies-Integrated - 0.4%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	748,000	746,628
Chevron Corp. Senior Notes 1.96% due 03/03/2020	412,000	409,779
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	276,000	274,435
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	757,000	757,529
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	517,000	523,600

		2,711,971

Oil Refining & Marketing - 0.5%

Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	1,719,000	1,598,653
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	1,190,000	1,252,475
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	1,090,000	1,090,000

		3,941,128

Oil-Field Services - 0.1%

Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	698,000	603,770
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	236,000	191,160
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	392,000	317,520

		1,112,450

Paper & Related Products - 0.8%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	680,000	649,400
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	805,000	789,665
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	1,443,000	1,429,958
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	1,569,000	1,585,407
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	447,000	494,949
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	917,000	914,707

		5,864,086

Pipelines - 1.6%

Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	144,000	143,224
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,154,725
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	674,000	522,253
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	254,000	192,047
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,048,000	970,404
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	937,000	796,450
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	1,000,000	910,000
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	933,000	818,707
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	270,000	184,989
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	959,000	1,015,946
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	860,000	818,221
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,174,000	986,160

Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	825,000	761,063
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	737,000	712,126
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	783,000	804,533
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,077,000	1,106,617
Williams Partners LP Senior Notes 4.00% due 09/15/2025	250,000	204,178

		12,101,643

Printing-Commercial - 0.3%

Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,269,000	1,267,414
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	1,725,000	1,332,562

		2,599,976

Publishing-Newspapers - 0.3%

Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*#	1,121,000	1,039,728
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	1,335,000	1,252,011

		2,291,739

Publishing-Periodicals - 0.5%

Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	2,955,000	2,932,837
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	1,229,000	1,185,985

		4,118,822

Radio - 0.1%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	908,000	898,920

Real Estate Investment Trusts - 1.5%

Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	854,000	807,030
Communications Sales & Leasing, Inc./CSL Capital LLC Company Guar. Notes 8.25% due 10/15/2023	670,000	596,300
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	1,344,000	1,360,800
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	904,000	913,040
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	955,000	969,325
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	931,000	919,363
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	1,375,000	1,327,624
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	1,526,000	1,480,220
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	200,000	198,955
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	788,000	750,394
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	676,000	683,341
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026*	1,851,000	1,901,292

		11,907,684

Real Estate Management/Services - 0.2%

American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	458,000	457,891
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,406,000	1,388,425

		1,846,316

Real Estate Operations & Development - 0.4%

Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	1,903,000	2,002,908
Prologis LP Company Guar. Notes 1.38% due 05/13/2021	EUR 850,000	892,316

		2,895,224

Rental Auto/Equipment - 0.2%

United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	825,000	819,844

United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	1,000,000	1,000,000

		1,819,844

Retail-Appliances - 0.2%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022#	1,335,000	1,251,562

Retail-Automobile - 0.0%

AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	338,000	345,550

Retail-Computer Equipment - 0.2%

GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*#	1,477,000	1,469,615

Retail-Discount - 0.2%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	775,000	766,146
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	641,000	661,576

		1,427,722

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	367,771	372,577
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	235,653	253,643
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	502,108	554,077

		1,180,297

Retail-Pawn Shops - 0.2%

Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	1,175,000	1,180,875

Retail-Regional Department Stores - 0.0%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045#	211,000	200,699

Retail-Restaurants - 0.4%

Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	1,300,000	1,379,625
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*#	2,186,000	2,016,585

		3,396,210

Rubber-Tires - 0.1%

Goodyear Tire & Rubber Co. Company Guar. Notes 5.13% due 11/15/2023	857,000	873,283

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(4)(5)(12)	25,000	0

Satellite Telecom - 0.2%

Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	1,204,000	1,298,935

Savings & Loans/Thrifts - 0.6%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	799,000	830,012
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	2,087,000	2,385,992
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,358,000	1,602,295

		4,818,299

Schools - 0.1%

President and Fellows of Harvard College Notes 3.62% due 10/01/2037	233,000	227,876
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	521,000	490,398

		718,274

Specified Purpose Acquisitions - 0.2%

Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	2,152,000	1,856,100

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	905,000	774,903

Steel-Producers - 0.3%

AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	1,264,000	477,160
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018#	1,000,000	850,000
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,214,000	1,180,615

		2,507,775

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	499,000	384,230

Telecommunication Equipment - 0.0%

CommScope Technologies Finance LLC 1st. Mtg. Bonds 6.00% due 06/15/2025*	328,000	314,060

Telephone-Integrated - 2.0%

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	1,274,000	1,259,903
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	701,000	611,845
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	881,000	826,801
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	319,000	298,823
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	310,000	344,667
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	816,000	701,760
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	49,000	45,447
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028	536,000	450,240
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022	1,046,000	891,715
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	510,000	533,587
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	575,000	569,969
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	3,298,000	3,232,040
Verizon Communications, Inc. Senior Notes 2.38% due 02/17/2022	EUR 650,000	740,230
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	764,000	765,260
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	313,000	296,446
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	85,000	92,284
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	1,326,000	1,178,592
Verizon Communications, Inc. Senior Notes 4.75% due 02/17/2034	GBP 550,000	889,527
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	1,436,000	1,395,950
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	51,000	59,478

		15,184,564

Theaters - 0.2%

National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	771,000	797,985
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	217,000	220,255
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	635,000	619,125

		1,637,365

Transport-Rail - 0.0%

Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	213,000	189,857

Travel Services - 0.2%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	1,484,000	1,484,000

Trucking/Leasing - 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	267,000	260,902

Wire & Cable Products - 0.4%

General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	3,442,000	2,891,280

Total U.S. Corporate Bonds & Notes (cost $364,712,534)		344,345,682

FOREIGN CORPORATE BONDS & NOTES - 20.6%
Aerospace/Defense - 0.2%

BAE Systems PLC Senior Notes 4.13% due 06/08/2022	GBP 250,000	400,750
Rolls-Royce PLC Company Guar. Notes 2.13% due 06/18/2021	EUR 635,000	711,401

Rolls-Royce PLC Company Guar. Notes 2.38% due 10/14/2020*	676,000	665,189

		1,777,340

Agricultural Chemicals - 0.2%

Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	1,375,000	1,323,437

Airlines - 0.2%

Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	957,000	1,007,242
Latam Airlines Group SA* Senior Notes 7.25% due 06/09/2020	300,000	279,750

		1,286,992

Airport Development/Maintenance - 0.3%

Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2024	EUR 1,550,000	1,719,184
Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP 325,000	645,249

		2,364,433

Appliances - 0.1%

Arcelik AS Senior Notes 5.00% due 04/03/2023	550,000	510,950

Auto-Cars/Light Trucks - 0.4%

BMW Finance NV Company Guar. Notes 3.38% due 12/14/2018	GBP 505,000	798,153
Daimler AG Senior Notes 2.75% due 12/04/2020	GBP 400,000	617,861
Renault SA Senior Notes 3.63% due 09/19/2018	EUR 550,000	625,171
Volkswagen Financial Services NV Company Guar. Notes 2.38% due 11/13/2018	GBP 300,000	442,689
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	413,000	409,533

		2,893,407

Auto/Truck Parts & Equipment-Original - 0.1%

Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*	400,000	404,800
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024#	450,000	417,375

		822,175

Banks-Commercial - 3.5%

Abbey National Treasury Services PLC Company Guar. Notes 1.13% due 01/14/2022	EUR 1,150,000	1,214,789
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	71,000	70,906
Abbey National Treasury Services PLC Company Guar. Notes 3.88% due 10/15/2029	GBP 150,000	241,440
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	1,318,000	1,320,312
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*(12)	BRL 3,200,000	801,034
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020	450,000	480,690
Bank of Ireland Senior Notes 2.75% due 06/05/2016	EUR 800,000	855,357
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*	890,000	882,880
Barclays Bank PLC Senior Notes 2.13% due 02/24/2021	EUR 300,000	339,396
Barclays Bank PLC Senior Notes 2.25% due 06/10/2024	EUR 650,000	734,179
BPCE SA Senior Notes 1.38% due 05/22/2019	EUR 700,000	764,526
BPCE SA Senior Notes 2.88% due 01/16/2024	EUR 700,000	834,030
BPCE SA Sub. Notes 4.50% due 03/15/2025*	740,000	728,880
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands Senior Notes 4.55% due 08/30/2029	GBP 250,000	428,018
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands Senior Notes 5.25% due 05/23/2041	GBP 190,000	354,391
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	262,000	261,626
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	768,000	771,421
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	998,000	997,252

ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020	350,000	391,126
ING Bank NV Senior Notes 4.00% due 03/15/2016*	585,000	590,438
ING Bank NV Senior Notes 5.38% due 04/15/2021	GBP 300,000	522,860
Intesa Sanpaolo SpA Senior Notes 2.00% due 06/18/2021	EUR 450,000	495,768
Intesa Sanpaolo SpA Senior Notes 3.50% due 01/17/2022	EUR 1,400,000	1,665,817
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	863,000	863,901
Malayan Banking Bhd FRS Sub. Notes 3.25% due 09/20/2022	250,000	250,033
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017	540,000	550,428
National Australia Bank, Ltd. Senior Notes 2.75% due 08/08/2022	EUR 800,000	941,628
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	1,085,000	1,081,465
Nordea Bank AB Senior Notes 2.13% due 11/13/2019	GBP 150,000	228,240
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*	280,000	286,364
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	1,200,000	1,204,920
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022	350,000	359,188
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*	200,000	204,315
Skandinaviska Enskilda Banken AB Senior Notes 1.88% due 11/14/2019	EUR 700,000	779,640
Standard Chartered Bank Sub. Notes 5.88% due 09/26/2017	EUR 450,000	513,109
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.45% due 10/20/2020	1,134,000	1,125,023
Svenska Handelsbanken AB FRS Sub. Notes 2.66% due 01/15/2024	EUR 1,050,000	1,156,362
Svenska Handelsbanken AB Senior Notes 3.00% due 11/20/2020	GBP 375,000	588,108
Turkiye Is Bankasi Senior Notes 5.00% due 04/30/2020*	250,000	249,375
Westpac Banking Corp. Senior Notes 4.13% due 05/25/2018	EUR 575,000	665,528
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*	450,000	412,875

		27,207,638

Banks-Fiduciary - 0.1%

Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	617,000	615,242

Banks-Money Center - 0.7%

ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR 475,000	549,226
ABN AMRO Bank NV Senior Notes 4.13% due 03/28/2022	EUR 600,000	755,592
Bank of Scotland PLC Sub. Notes 6.38% due 08/16/2019	GBP 275,000	466,369
Lloyds Bank PLC Senior Notes 6.50% due 09/17/2040	GBP 230,000	502,156
Lloyds Bank PLC FRS Sub. Notes 11.88% due 12/16/2021	EUR 950,000	1,115,260
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/2020*	1,443,000	1,690,576
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*	314,000	313,868
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	385,000	385,841

		5,778,888

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,006,000	1,003,485

Beverages-Wine/Spirits - 0.3%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	823,000	889,011

Pernod Ricard SA Senior Notes 2.00% due 06/22/2020	EUR 1,100,000	1,218,758

		2,107,769

Brewery - 0.1%

Anadolu Efes Biracilik Ve Malt Sanayii AS Senior Notes 3.38% due 11/01/2022	500,000	426,500

Broadcast Services/Program - 0.0%

Grupo Televisa SAB Senior Notes 6.13% due 01/31/2046	226,000	229,465

Building-Heavy Construction - 0.1%

Alam Synergy Pte, Ltd. Company Guar. Notes 6.95% due 03/27/2020	470,000	397,150

Building-Residential/Commercial - 0.2%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*#	1,650,000	1,604,625

Cable/Satellite TV - 0.6%

Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	1,235,000	1,241,175
Altice SA Company Guar. Notes 7.75% due 05/15/2022*	1,582,000	1,479,170
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	1,596,000	1,576,050
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.00% due 01/15/2025*	674,000	656,307

		4,952,702

Cellular Telecom - 0.2%

America Movil SAB de CV Senior Notes 5.00% due 10/27/2026	GBP 315,000	535,384
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024	350,000	344,739
Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023	350,000	326,375
Turkcell Iletisim Hizmetleri AS Senior Notes 5.75% due 10/15/2025*	340,000	333,350

		1,539,848

Chemicals-Diversified - 0.2%

NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	1,500,000	1,470,000

Chemicals-Plastics - 0.1%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	640,000	551,200

Coal - 0.1%

Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018	700,000	417,201

Consumer Products-Misc. - 0.1%

Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	671,000	640,074

Cruise Lines - 0.4%

NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*	1,145,000	1,147,862
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	65,000	75,075
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	1,858,000	1,746,520

		2,969,457

Diamonds/Precious Stones - 0.0%

Petra Diamonds US Treasury PLC Sec. Notes 8.25% due 05/31/2020*	200,000	174,500

Disposable Medical Products - 0.1%

ConvaTec Finance International SA 1st. Mtg. Bonds 8.25% due 01/15/2019*(7)	1,100,000	1,074,568

Diversified Banking Institutions - 1.9%

BNP Paribas SA Senior Notes 2.88% due 09/26/2023	EUR 700,000	833,177
Credit Agricole SA Senior Notes 3.13% due 02/05/2026	EUR 400,000	481,817
Credit Agricole SA Sub. Notes 3.90% due 04/19/2021	EUR 600,000	714,302
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	719,000	706,466
Credit Agricole SA Senior Notes 5.50% due 12/17/2021	GBP 400,000	701,015
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	2,160,000	2,152,479

Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	918,000	867,016
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	448,000	451,017
HSBC Holdings PLC Senior Notes 6.50% due 05/20/2024	GBP 250,000	469,233
Lloyds Banking Group PLC Company Guar. Notes 5.30% due 12/01/2045*	201,000	203,740
Royal Bank of Scotland Group PLC Senior Notes 1.63% due 06/25/2019	EUR 1,250,000	1,347,244
Royal Bank of Scotland PLC FRS Sub. Notes 10.50% due 03/16/2022	EUR 1,175,000	1,384,212
Societe Generale SA Senior Notes 5.00% due 12/20/2018	GBP 575,000	947,709
Societe Generale SA 1st. Mtg. Bonds 5.63% due 11/24/2045*	276,000	273,155
UBS AG Senior Notes 1.13% due 06/30/2020	EUR 635,000	687,338
UBS AG Senior Notes 1.80% due 03/26/2018	1,197,000	1,196,743
UBS AG FRS Sub. Notes 6.38% due 11/19/2024	GBP 475,000	804,133
UBS AG Sub. Notes 7.63% due 08/17/2022	295,000	340,467
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	309,000	310,355

		14,871,618

Diversified Financial Services - 0.3%
Danske Bank A/S FRS Sub. Notes 3.88% due 10/04/2023	EUR 525,000	593,235
GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*	1,911,000	1,913,316

		2,506,551

Diversified Manufacturing Operations - 0.0%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	293,000	281,928

Diversified Minerals - 0.2%

Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	367,000	302,809
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	290,000	216,050
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*#	554,000	534,610
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018#	293,000	228,540

		1,282,009

E-Commerce/Products - 0.1%

Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024	500,000	481,988

Electric-Distribution - 0.0%

State Grid Overseas Investment 2014, Ltd.* Company Guar. Notes 4.13% due 05/07/2024	300,000	316,335

Electric-Generation - 0.4%

Electricite de France SA Senior Notes 2.35% due 10/13/2020*	1,688,000	1,667,824
Electricite de France SA Senior Notes 3.63% due 10/13/2025*	309,000	305,814
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	664,000	651,461
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	334,000	329,992

		2,955,091

Electric-Integrated - 0.6%

Colbun SA Senior Notes 4.50% due 07/10/2024	300,000	298,824
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP 294,000,000	91,851
Enel Finance International NV Company Guar. Notes 5.00% due 09/14/2022	EUR 700,000	930,543
Enel Finance International NV Company Guar. Notes 5.63% due 08/14/2024	GBP 175,000	312,447
Enel SpA FRS Junior Sub. Notes 6.50% due 01/10/2074	EUR 325,000	374,700

GDF Suez Senior Notes 2.38% due 05/19/2026	EUR 1,200,000	1,380,385
Hrvatska Elektroprivreda Senior Notes 5.88% due 10/23/2022*	200,000	204,516
Scottish Power UK PLC Senior Notes 8.38% due 02/20/2017	GBP 500,000	815,501
SSE PLC Senior Notes 5.00% due 10/01/2018	GBP 150,000	244,617

		4,653,384

Electric-Transmission - 0.1%

National Grid Electricity Transmission PLC Senior Notes 6.50% due 07/27/2028	GBP 272,000	554,303

Electronic Components-Misc. - 0.0%

Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*	192,000	184,909

Electronic Components-Semiconductors - 0.2%

Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	1,380,000	1,423,125

Engineering/R&D Services - 0.1%

ABB Finance BV Company Guar. Notes 2.63% due 03/26/2019	EUR 400,000	453,620

Finance-Leasing Companies - 0.7%

Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	328,000	337,840
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	962,000	1,007,695
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	1,146,000	1,237,680
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	2,575,000	2,603,969

		5,187,184

Food-Meat Products - 0.0%

BRF SA Senior Notes 7.75% due 05/22/2018*(12)	BRL 1,000,000	215,508

Food-Misc./Diversified - 0.0%

Nestle Finance International, Ltd. Company Guar. Notes 2.25% due 11/30/2023	GBP 135,000	205,051

Food-Retail - 0.3%

Carrefour SA Senior Notes 4.00% due 04/09/2020	EUR 700,000	845,611
Casino Guichard Perrachon SA Senior Notes 3.16% due 08/06/2019	EUR 600,000	681,159
Cencosud SA Company Guar. Notes 5.15% due 02/12/2025	300,000	293,755
Tesco PLC Senior Notes 5.88% due 09/12/2016	EUR 750,000	823,959

		2,644,484

Gambling (Non-Hotel) - 0.2%

International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*	970,000	923,324
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	578,000	531,760

		1,455,084

Gas-Distribution - 0.2%

Gas Natural Capital Markets SA Company Guar. Notes 5.13% due 11/02/2021	EUR 1,050,000	1,359,314

Gas-Transportation - 0.0%

National Grid Gas PLC Senior Notes 6.00% due 05/13/2038	GBP 90,000	184,906

Gold Mining - 0.1%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020	700,000	560,000
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	490,000	431,838
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	249,000	196,227

		1,188,065

Industrial Gases - 0.0%

Linde Finance BV Company Guar. Notes 5.88% due 04/24/2023	GBP 125,000	231,390

Insurance-Multi-line - 0.2%

Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR 500,000	602,324
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	331,000	326,354

XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	742,000	700,358

		1,629,036

Insurance-Property/Casualty - 0.1%

Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	468,000	461,833

Investment Management/Advisor Services - 0.1%

China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*	600,000	571,787

Machinery-Construction & Mining - 0.1%

Ferreycorp SAA Company Guar. Notes 4.88% due 04/26/2020	500,000	480,750

Machinery-General Industrial - 0.2%

Alstom SA Senior Notes 3.00% due 07/08/2019	EUR 700,000	792,230
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	1,004,000	1,024,080

		1,816,310

Medical-Drugs - 0.7%

Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	2,029,000	2,059,435
Roche Finance Europe BV Company Guar. Notes 5.38% due 08/29/2023	GBP 225,000	412,247
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	3,000,000	2,685,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	568,000	495,580

		5,652,262

Medical-Generic Drugs - 0.2%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	654,000	662,866
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	667,000	655,098

		1,317,964

Metal-Copper - 0.1%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	769,000	474,858

Metal-Diversified - 0.1%

Glencore Finance Europe SA Company Guar. Notes 6.50% due 02/27/2019	GBP 350,000	506,304

Metal-Iron - 0.1%

OJSC Novolipetsk Steel via Steel Funding, Ltd. Senior Notes 4.95% due 09/26/2019	500,000	495,610
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*	300,000	105,000

		600,610

Oil & Gas Drilling - 0.1%

Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*#	1,472,000	754,400

Oil Companies-Exploration & Production - 0.9%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	644,000	777,203
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	1,618,000	1,351,030
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	700,000	572,250
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021	750,000	769,500
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	775,000	643,250
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	1,495,000	1,285,700
MIE Holdings Corp. Company Guar. Notes 7.50% due 04/25/2019*	330,000	181,467
Novatek OAO via Novatek Finance, Ltd. Senior Notes 6.60% due 02/03/2021	350,000	356,552
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*	600,000	582,254
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	951,000	758,955

		7,278,161

Oil Companies-Integrated - 1.2%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,340,000	1,337,520
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR 800,000	949,751

BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	410,000	414,589
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	477,000	481,867
BP Capital Markets PLC Company Guar. Notes 4.33% due 12/10/2018	GBP 150,000	243,109
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	640,000	544,000
ENI Finance International SA Company Guar. Notes 5.00% due 01/27/2019	GBP 75,000	123,014
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*	250,000	251,947
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023	600,000	177,000
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027	300,000	108,000
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026	2,700,000	972,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	127,000	104,775
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025	500,000	487,086
Sasol Financing International PLC Company Guar. Notes 4.50% due 11/14/2022	600,000	588,000
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	483,000	482,188
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	529,000	527,160
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	559,000	557,805
Total Capital International SA Company Guar. Notes 2.13% due 11/19/2021	EUR 500,000	570,836
Total Capital International SA Company Guar. Notes 2.25% due 12/17/2020	GBP 200,000	306,365

		9,227,012

Oil Refining & Marketing - 0.1%

Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*	500,000	494,984
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	197,512

		692,496

Paper & Related Products - 0.3%

Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	1,930,000	1,843,150
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.25% due 05/12/2024	250,000	246,875
Inversiones CMPC SA Notes 4.38% due 05/15/2023	250,000	239,032
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*	200,000	185,940

		2,514,997

Petrochemicals - 0.1%

Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*	700,000	724,500
Braskem Finance, Ltd. Company Guar. Notes 5.75% due 04/15/2021	350,000	327,810

		1,052,310

Printing-Commercial - 0.2%

Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	1,570,000	1,545,477

Real Estate Operations & Development - 0.1%

Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*	200,000	207,689
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*	200,000	205,700
Yuzhou Properties Co., Ltd. Company Guar. Notes 8.63% due 01/24/2019	450,000	464,483

		877,872

Retail-Major Department Stores - 0.1%

LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022	500,000	496,036

Satellite Telecom - 0.2%

Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,435,000	1,191,050
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	1,390,000	542,100

		1,733,150

Security Services - 0.1%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	1,423,000	1,266,470

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.26% due 01/15/2015*†(3)(4)(12)(17)	560,000	0

Steel-Producers - 0.1%

ArcelorMittal Senior Notes 7.25% due 02/25/2022#	1,162,000	1,024,745

Steel-Specialty - 0.0%

GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*	200,000	148,000

Sugar - 0.0%

Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*(12)	BRL 1,600,000	340,512

SupraNational Banks - 0.2%

European Investment Bank Senior Notes 2.63% due 03/15/2035	EUR 700,000	889,366
European Investment Bank Senior Notes 4.63% due 10/12/2054	GBP 45,000	98,252
North American Development Bank Senior Notes 2.30% due 10/10/2018	711,000	718,985

		1,706,603

Telecom Services - 0.2%

Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024	550,000	580,697
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	850,000	833,000

		1,413,697

Telephone-Integrated - 0.7%

British Telecom PLC Senior Notes 6.63% due 06/23/2017	GBP 250,000	405,883
British Telecommunications PLC Senior Notes 1.13% due 06/10/2019	EUR 500,000	541,004
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP 640,000,000	179,820
Koninklijke KPN NV Senior Notes 5.75% due 09/17/2029	GBP 375,000	651,455
Oi SA Senior Notes 9.75% due 09/15/2016*(12)	BRL 530,000	118,794
Orange SA Senior Notes 3.88% due 01/14/2021	EUR 550,000	672,760
Orange SA Senior Notes 7.25% due 11/10/2020	GBP 155,000	286,443
Orange SA Senior Notes 8.00% due 12/20/2017	GBP 240,000	407,581
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,120,000	1,194,480
Telecom Italia SpA Senior Notes 7.38% due 12/15/2017	GBP 250,000	412,833
Telefonica Emisiones SAU Company Guar. Notes 4.69% due 11/11/2019	EUR 300,000	364,008
Telefonica Emisiones SAU Company Guar. Notes 4.75% due 02/07/2017	EUR 400,000	445,206

		5,680,267

Television - 0.0%

Myriad International Holdings BV* Company Guar. Notes 5.50% due 07/21/2025	200,000	199,400

Transport-Marine - 0.1%

PT Pelabuhan Indonesia II* Senior Notes 4.25% due 05/05/2025	875,000	789,687

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	528,000	538,827

Transport-Services - 0.1%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*	500,000	469,375

Total Foreign Corporate Bonds & Notes
(cost $171,760,718)		160,036,101

FOREIGN GOVERNMENT OBLIGATIONS - 8.6%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	553,000	554,991

Sovereign - 8.4%

Dominican Republic Senior Notes 5.50% due 01/27/2025*	710,000	695,800
Dominican Republic Senior Bonds 5.88% due 04/18/2024	495,000	498,713

Dominican Republic Senior Notes 5.88% due 04/18/2024*	390,000	392,925
Dominican Republic Senior Notes 6.60% due 01/28/2024*	309,000	324,450
Dominican Republic Senior Bonds 7.45% due 04/30/2044	600,000	622,500
Dominican Republic Senior Notes 7.50% due 05/06/2021	320,000	345,600
Dominican Republic Senior Notes 8.63% due 04/20/2027	600,000	702,000
Federal Republic of Germany Bonds 0.25% due 10/11/2019	EUR 1,450,000	1,564,835
Federal Republic of Germany Bonds 0.50% due 02/15/2025	EUR 3,000,000	3,195,361
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR 1,700,000	2,019,105
Federal Republic of Germany Bonds 2.25% due 09/04/2021	EUR 400,000	480,365
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR 230,000	313,991
Federal Republic of Germany Bonds 6.25% due 01/04/2030	EUR 1,450,000	2,648,812
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	417,000	331,515
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037	3,000	2,858
Government of Jamaica Senior Notes 8.00% due 06/24/2019	275,000	299,075
Government of Jamaica Senior Notes 8.00% due 03/15/2039	250,000	270,938
Islamic Republic of Pakistan Senior Notes 8.25% due 09/30/2025*	900,000	931,248
Lebanese Republic Senior Notes 4.00% due 12/31/2017	283,250	277,585
Lebanese Republic Senior Notes 5.00% due 10/12/2017	150,000	148,500
Lebanese Republic Senior Notes 6.60% due 11/27/2026	1,250,000	1,210,625
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050#	1,230,000	1,094,700
Republic of Angola Senior Notes 9.50% due 11/12/2025*	820,000	821,189
Republic of Armenia Senior Notes 6.00% due 09/30/2020	1,250,000	1,226,562
Republic of Armenia Notes 7.15% due 03/26/2025	1,200,000	1,182,000
Republic of Colombia Senior Notes 4.50% due 01/28/2026	1,235,000	1,219,562
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*	460,000	400,200
Republic of Croatia Senior Notes 5.50% due 04/04/2023*	500,000	515,625
Republic of Croatia Senior Bonds 6.00% due 01/26/2024	600,000	636,000
Republic of Croatia Senior Notes 6.25% due 04/27/2017	1,210,000	1,261,364
Republic of Croatia Senior Notes 6.75% due 11/05/2019	1,000,000	1,085,200
Republic of El Salvador Senior Notes 7.63% due 02/01/2041	1,120,000	994,000
Republic of Hungary Senior Notes 4.00% due 03/25/2019	500,000	523,125
Republic of Hungary Senior Notes 5.75% due 11/22/2023	1,280,000	1,441,600
Republic of Hungary Senior Notes 7.63% due 03/29/2041	270,000	370,008
Republic of Indonesia Senior Notes 3.75% due 04/25/2022	400,000	386,385
Republic of Indonesia Senior Notes 8.50% due 10/12/2035	560,000	710,528
Republic of Italy Senior Notes 5.25% due 12/07/2034	GBP 275,000	469,598
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024	600,000	540,900
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	500,000	464,220

Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044	1,420,000	1,221,200
Republic of Kazakhstan* Senior Notes 5.13% due 07/21/2025	730,000	738,431
Republic of Lithuania Senior Notes 5.13% due 09/14/2017	430,000	459,360
Republic of Lithuania Senior Notes 6.63% due 02/01/2022	1,000,000	1,199,740
Republic of Lithuania Senior Notes 7.38% due 02/11/2020	1,000,000	1,190,332
Republic of Mozambique Government Guar. Notes 6.31% due 09/11/2020	1,365,000	1,172,535
Republic of Panama Senior Notes 3.75% due 03/16/2025	1,200,000	1,185,000
Republic of Panama Senior Notes 5.20% due 01/30/2020	1,250,000	1,354,687
Republic of Panama Senior Notes 6.70% due 01/26/2036	930,000	1,127,625
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	570,000	557,175
Republic of Peru Senior Notes 4.13% due 08/25/2027	377,000	376,058
Republic of Peru Senior Notes 6.55% due 03/14/2037	1,000,000	1,185,000
Republic of Poland Senior Notes 4.00% due 01/22/2024	1,190,000	1,257,830
Republic of Poland Senior Notes 5.00% due 03/23/2022	1,700,000	1,893,375
Republic of Serbia Senior Notes 7.25% due 09/28/2021	1,400,000	1,599,500
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*	1,500,000	1,467,900
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	1,325,000	1,435,501
Republic of the Philippines Senior Notes 4.20% due 01/21/2024	1,100,000	1,198,597
Republic of the Philippines Senior Notes 7.75% due 01/14/2031	260,000	368,440
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	740,000	1,174,409
Republic of Turkey Senior Notes 3.25% due 03/23/2023	1,730,000	1,589,870
Republic of Turkey Senior Notes 4.88% due 04/16/2043	580,000	508,660
Republic of Venezuela Senior Notes 7.00% due 12/01/2018	650,000	308,750
Republic of Venezuela Senior Bonds 7.65% due 04/21/2025	55,000	21,725
Republic of Venezuela Senior Notes 9.00% due 05/07/2023	550,000	226,875
Republic of Venezuela Senior Notes 9.38% due 01/13/2034	420,000	172,200
Republic of Venezuela Senior Bonds 11.75% due 10/21/2026#	820,000	387,040
Republic of Venezuela Senior Bonds 11.95% due 08/05/2031	655,000	308,833
Republic of Venezuela Senior Bonds 12.75% due 08/23/2022#	1,100,000	544,500
Republic of Zambia Notes 5.38% due 09/20/2022	390,000	299,325
Republic of Zambia Senior Notes 8.50% due 04/14/2024	1,200,000	1,037,616
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP 175,000	346,841
United Mexican States Senior Notes 3.60% due 01/30/2025	1,767,000	1,745,796
United Mexican States Senior Notes 4.75% due 03/08/2044	1,654,000	1,554,760
United Mexican States Senior Notes 6.05% due 01/11/2040	1,500,000	1,683,750

		65,518,803

Sovereign Agency - 0.1%

Nacional Financiera SNC Senior Notes 3.38% due 11/05/2020*	734,000	733,083

Total Foreign Government Obligations (cost $70,524,365)		66,806,877

U.S. GOVERNMENT AGENCIES - 4.2%
Federal Home Loan Mtg. Corp. - 1.2%

1.89% due 02/01/2037 FRS	50,868	53,060
2.50% due 01/01/2028	331,031	338,170
2.50% due 04/01/2028	738,691	754,641
2.56% due 11/01/2037 FRS	318,882	340,105
3.00% due 04/01/2043	618,253	621,404
3.00% due 08/01/2043	841,273	845,454
3.00% due 07/01/2045	277,375	278,467
3.00% due 10/01/2045	237,543	238,481
3.50% due 02/01/2042	560,656	580,515
3.50% due 03/01/2042	421,293	437,302
3.50% due 04/01/2042	795,994	826,240
3.50% due 08/01/2042	748,816	777,267
3.50% due 09/01/2043	88,392	91,693
3.50% due 03/01/2045	957,661	990,807

3.50% due 07/01/2045	308,052	318,728
3.50% due 08/01/2045	374,030	387,456
3.50% due 10/01/2045	199,440	206,344
3.50% due 11/01/2045	275,000	284,520
4.00% due 09/01/2040	163,107	173,224
4.00% due 10/01/2043	44,945	47,658
4.50% due 02/01/2020	21,059	21,934
4.50% due 08/01/2020	12,650	13,076
4.50% due 03/01/2023	76,989	79,593
4.50% due 01/01/2039	25,385	27,389
4.50% due 12/01/2039	37,500	41,208
5.00% due 05/01/2034	116,023	128,700
5.00% due 11/01/2043	90,743	100,312
5.50% due 06/01/2022	43,693	47,391
5.50% due 07/01/2035	33,071	36,904
6.00% due 03/01/2040	105,687	119,922
6.50% due 02/01/2036	16,556	18,914
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)	77,872	77,826
Series 3572, Class JS 6.60% due 09/15/2039 FRS(2)(9)(10)	359,791	52,833
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2014-DN1, Class M2 2.40% due 02/25/2024 FRS(2)	167,000	167,288
Series 2014-HQ2, Class M2 2.40% due 09/25/2024 FRS(2)	300,000	298,164

		9,822,990

Federal National Mtg. Assoc. - 2.7%

2.01% due 09/01/2035 FRS	278,539	290,869
2.25% due 05/01/2037 FRS	83,027	87,341
2.35% due 07/01/2039 FRS	218,601	230,273
2.42% due 10/01/2035 FRS	265,342	281,694
2.47% due 05/01/2040 FRS	302,873	322,079
2.50% due 11/01/2036 FRS	142,052	151,438
2.50% due December 15 TBA	101,000	102,310
2.58% due 10/01/2040 FRS	83,250	88,465
2.62% due 08/01/2035 FRS	180,464	192,635
2.67% due 10/01/2040 FRS	169,798	180,422
3.00% due 10/01/2027	384,495	399,421
3.00% due 12/01/2027	355,292	368,691
3.00% due 03/01/2042	629,682	634,837
3.00% due 12/01/2042	239,277	241,088
3.00% due 05/01/2043	495,873	499,315
3.00% due 02/01/2045	345,293	347,041
3.00% due 06/01/2045	391,256	393,611
3.00% due December 15 TBA	900,000	931,697
3.00% due December 30 TBA	964,000	968,255
3.50% due 09/01/2026	395,100	416,635
3.50% due 08/01/2027	152,972	160,994
3.50% due 10/01/2028	380,648	402,095
3.50% due 06/01/2042	319,397	331,534
3.50% due 07/01/2042	134,400	137,343
3.50% due 08/01/2042	1,073,474	1,106,103
3.50% due 09/01/2042	802,210	832,736
3.50% due 07/01/2045	272,343	282,309
3.50% due December 30 TBA	125,000	129,463
4.00% due 11/01/2025	208,605	221,540
4.00% due 06/01/2039	459,167	493,050
4.00% due 09/01/2040	433,039	460,512
4.00% due 12/01/2040	57,578	61,222
4.00% due 11/01/2041	507,732	539,810
4.00% due 01/01/2042	391,096	415,445
4.00% due 10/01/2043	22,967	24,455
4.00% due 12/01/2043	415,923	445,731
4.00% due 10/01/2044	772,705	820,760
4.00% due 11/01/2044	245,238	260,420
4.00% due December 30 TBA	1,226,000	1,300,661
4.50% due 06/01/2019	20,533	21,388
4.50% due 01/01/2039	27,729	30,003
4.50% due 11/01/2040	112,441	121,768
4.50% due 05/01/2041	151,489	164,051
4.50% due 07/01/2041	93,553	101,336
4.50% due 03/01/2042	483,810	524,307
4.50% due December 30 TBA	1,200,000	1,297,125
5.00% due 03/15/2016	163,000	165,219
5.00% due 01/01/2023	74,989	80,670
5.00% due 04/01/2023	54,368	58,153
5.00% due 03/01/2037	12,852	14,168
5.00% due 05/01/2040	482,088	532,578
5.00% due 06/01/2040	124,113	137,176
5.00% due 07/01/2040	187,655	207,504
5.00% due December 30 TBA	200,000	220,581
5.50% due 08/01/2037	447,627	501,201
5.50% due 06/01/2038	63,180	70,724
6.00% due 02/01/2032	3,657	4,140
6.00% due 10/01/2034	144	163
6.00% due 10/01/2037	18,966	21,471
6.00% due 09/01/2038	118,949	134,943
6.00% due 11/01/2038	36,627	41,539
6.00% due 06/01/2040	30,618	34,711
6.50% due 11/01/2037	83,678	97,032
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.82% due 01/25/2024(2)	483,711	484,242
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	176,082	174,721

		20,795,214

Government National Mtg. Assoc. - 0.2%

3.00% due 02/20/2045	375,292	382,062
3.00% due 05/20/2045	268,041	272,877
3.00% due December 30 TBA	281,000	285,638
3.50% due 03/20/2045	297,730	311,387
3.50% due 04/20/2045	433,813	453,712
4.00% due 03/20/2044	146,275	155,967

		1,861,643

Tennessee Valley Authority - 0.1%

Tennessee Valley Authority 1.75% due 10/15/2018	395,000	400,015

Total U.S. Government Agencies (cost $32,724,257)		32,879,862

U.S. GOVERNMENT TREASURIES - 11.9%
United States Treasury Bonds - 0.9%

3.00% due 11/15/2044	121,000	120,939
3.00% due 05/15/2045	1,306,000	1,304,775
3.13% due 11/15/2041	595,000	616,127
3.13% due 02/15/2043	1,486,000	1,526,923
3.13% due 08/15/2044	253,000	259,374
3.38% due 05/15/2044	50,000	53,801
4.50% due 02/15/2036	2,400,000	3,090,468
5.25% due 11/15/2028	67,000	87,958

		7,060,365

United States Treasury Notes - 11.0%

0.13% due 04/15/2018 TIPS(11)	1,556,453	1,556,291
0.50% due 01/31/2017	10,000,000	9,968,360
0.50% due 04/30/2017	8,000,000	7,964,376
0.50% due 07/31/2017	17,500,000	17,396,085
0.63% due 11/30/2017	21,759,000	21,613,650
0.75% due 01/15/2017	897,600	897,460
1.25% due 11/30/2018	2,936,000	2,937,377
1.38% due 07/31/2018	57,000	57,341
1.38% due 04/30/2020	947,000	938,048
1.38% due 09/30/2020	2,208,000	2,178,848
1.50% due 01/31/2022	191,000	186,449
1.63% due 08/15/2022	191,000	186,620
2.00% due 07/31/2022	282,000	282,551
2.00% due 02/15/2025	591,000	580,357
2.00% due 08/15/2025	9,250,000	9,065,361
2.13% due 12/31/2021	348,000	352,676
2.13% due 05/15/2025	713,000	706,928
2.25% due 11/15/2025	7,500,000	7,521,390
2.38% due 08/15/2024	685,000	695,703
2.75% due 02/15/2024	175,000	183,354
3.63% due 08/15/2019	52,000	56,117

		85,325,342

Total U.S. Government Treasuries (cost $92,511,120)		92,385,707

LOANS(13)(14) - 0.6%
Aerospace/Defense - 0.1%

Vencore Inc FRS 1st Lien 10.00% due 11/23/2019	910,905	906,351

E-Commerce/Services - 0.1%

Rentpath, Inc. FRS 2nd Lien 10.00% due 12/17/2022	1,202,597	986,129

Electronic Components-Semiconductors - 0.2%

SunEdison Semiconductor, Ltd. FRS BTL-1st Lien 6.50% due 05/27/2019	1,156,098	1,150,317

Oil Companies-Exploration & Production - 0.0%

American Energy-Marcellus LLC FRS BTL-2nd Lien 3.50% due 08/04/2021	298,693	2,987

Publishing-Books - 0.2%

Cengage Learning Acquisitions, Inc. FRS BTL-1st Lien 8.25% due 03/31/2020	1,496,222	1,472,532

Total Loans (cost $5,002,360)		4,518,316

MUNICIPAL BONDS & NOTES - 0.2%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	488,000	468,939
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	815,000	790,428
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	438,000	464,788

Total Municipal Bonds & Notes (cost $1,736,095)		1,724,155

COMMON STOCKS - 0.0%
Power Converter/Supply Equipment - 0.0%

TPT Acquisition, Inc.†(3)(12)	14,640	0

Television - 0.0%

ION Media Networks, Inc.†(3)(12)	316	320,979

Total Common Stocks (cost $219,603)		320,979

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%#	14,575	349,654

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. FRS† Series Z 8.38%	5,100	22,134

Telecom Services - 0.1%

Qwest Corp. 6.13%#	28,275	695,565

Total Preferred Securities (cost $1,149,917)		1,067,353

PREFERRED SECURITIES/CAPITAL SECURITIES - 3.6%
Banks-Commercial - 0.2%

Danske Bank A/S FRS 5.56% due 03/16/2017(15)	GBP 150,000	228,739
HSBC Bank Capital Funding LP FRS 5.84% due 11/05/2031(15)	GBP 350,000	573,259
Standard Chartered Bank VRS 8.10% due 05/11/2016(15)	GBP 275,000	421,425
Standard Chartered PLC VRS 6.50% due 04/02/2020*#(15)	359,000	346,570

		1,569,993

Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(15)	628,000	622,505

Banks-Super Regional - 0.2%

Capital One Financial Corp. FRS Series E 5.55% due 06/01/2020#(15)	338,000	340,535
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(15)	798,000	753,112
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(15)	605,000	637,519
Wells Fargo Capital X 5.95% due 12/01/2086	276,000	279,450

		2,010,616

Building Societies - 0.1%

Nationwide Building Society FRS 6.88% due 06/20/2019(15)	GBP 315,000	481,538

Diversified Banking Institutions - 1.6%

Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(15)	1,033,000	1,038,811
BNP Paribas SA VRS 7.38% due 08/19/2025*(15)	548,000	563,070

Citigroup, Inc. FRS Series N 5.80% due 11/15/2019(15)	1,011,000	999,626
Citigroup, Inc. FRS 5.95% due 05/15/2025(15)	1,913,000	1,833,897
Credit Agricole SA VRS 6.63% due 09/23/2019*(15)	767,000	756,761
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(15)	680,000	716,720
Deutsche Bank AG VRS 7.50% due 04/30/2025#(15)	1,600,000	1,549,488
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(15)	355,000	354,556
HSBC Holdings PLC VRS 6.38% due 03/30/2025(15)	381,000	381,194
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(15)	1,967,000	1,988,991
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025#(15)	245,000	258,475
Societe Generale SA FRS 7.00% due 12/19/2017(15)	EUR 500,000	575,820
Societe Generale SA VRS 7.88% due 12/18/2023*#(15)	1,111,000	1,123,443

		12,140,852

Electric-Integrated - 0.1%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	462,000	472,109
Engie SA FRS 3.88% due 07/10/2018(15)	EUR 200,000	218,775

		690,884

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(12)	101,000	10

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	683,000	676,170

Financial Guarantee Insurance - 0.2%

Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	1,835,000	1,346,431

Food-Dairy Products - 0.2%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	1,800,000	1,908,000

Insurance-Life/Health - 0.3%

Meiji Yasuda Life Insurance Co. VRS 5.20% due 10/20/2045*	462,000	468,930
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	227,000	230,405
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	1,923,000	1,999,920

		2,699,255

Insurance-Multi-line - 0.2%

MetLife Capital Trust IV 7.88% due 12/15/2067*	337,000	419,565
MetLife, Inc. 6.40% due 12/15/2066	755,000	831,444

		1,251,009

Insurance-Reinsurance - 0.1%

Muenchener Rueckversicherungs-Gesellschaft AG FRS 5.77% due 06/12/2017(15)	EUR 400,000	448,549
Muenchener Rueckversicherungs-Gesellschaft AG VRS 7.63% due 06/21/2028	GBP 375,000	630,884

		1,079,433

Oil Companies-Integrated - 0.1%

TOTAL SA FRS 2.25% due 02/26/2021(15)	EUR 625,000	631,189

Pipelines - 0.0%

TransCanada Trust FRS 5.63% due 05/20/2075	287,000	272,650

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	909,000	968,994

Total Preferred Securities/Capital Securities (cost $28,316,604)		28,349,529

Total Long-Term Investment Securities (cost $774,161,220)		737,917,639

SHORT-TERM INVESTMENT SECURITIES - 8.4%
Registered Investment Companies - 3.8%

State Street Navigator Securities Lending Prime Portfolio 0.24%(16)(18)	29,708,556	29,708,556

Time Deposits - 4.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	35,311,000	35,311,000

Total Short-Term Investment Securities (cost $65,019,556)		65,019,556

TOTAL INVESTMENTS (cost $839,180,776)(8)	103.2%	802,937,195
Liabilities in excess of other assets	(3.2)	(25,012,470)

NET ASSETS	100.0%	$777,924,725

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $191,483,132 representing 24.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Security in default of interest and principal at maturity.
(5)	Company has filed for Chapter 7 bankruptcy.
(6)	Denominated in United States Dollars unless otherwise indicated.

(7)	(“Payment-in-Kind”) PIK security. Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	See Note 5 for cost of investments on a tax basis.
(9)	Interest Only
(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2015.
(11)	Principal amount of security is adjusted for inflation.
(12)	Illiquid security. At November 30, 2015, the aggregate value of these securities was $1,799,522 representing 0.2% of net assets.
(13)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(15)	Perpetual maturity - maturity date reflects the next call date.
(16)	At November 30, 2015, the Fund had loaned securities with a total value of $29,094,314. This was secured by collateral of $29,708,556, which was received in cash and subsequently invested in short-term investments currently valued at $29,708,556 as reported in the Portfolio of Investments. Additional collateral of $21,528 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
United States Treasury Notes/Bonds	0.50% to 7.13%	03/31/2017 to 05/15/2045	$21,528

(17)	Company has filed for bankruptcy protection in the country of issuance.
(18)	The rate shown is the 7-day yield as of November 30, 2015.

BTL - Bank Term Loan

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2015 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

BRL - Brazilian Real

COP - Columbian Peso

EUR - Euro

GBP - British Pound

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

JPMorgan Chase Bank N.A	EUR	29,800,000	USD	32,624,966	12/03/2015	$1,139,359	$—
	EUR	24,500,000	USD	26,357,713	12/11/2015	467,799	—
	EUR	32,250,000	USD	34,147,913	01/08/2016	33,040	—
	GBP	14,940,000	USD	22,849,385	12/03/2015	348,417	—
	GBP	15,570,000	USD	23,425,766	01/08/2016	—	(28,377)
	USD	33,843,200	EUR	32,000,000	12/03/2015	—	(33,152)
	USD	23,015,790	GBP	15,300,000	12/03/2015	27,371	—

Net Unrealized Appreciation/(Depreciation)						$2,015,986	$(61,529)

EUR - Euro Dollar

GBP - Pound Sterling

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$5,483,078	$—	$5,483,078
U.S. Corporate Bonds & Notes:
Airlines	—	3,821,136	57,800	3,878,936
Gambling (Non-Hotel)	—	1,566,920	2,660	1,569,580
Rubber/Plastic Products	—	—	0	0
Other Industries	—	338,897,166	—	338,897,166
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	160,036,101	—	160,036,101
Foreign Government Obligations	—	66,806,877	—	66,806,877
U.S. Government Agencies	—	32,879,862	—	32,879,862
U.S. Government Treasuries	—	92,385,707	—	92,385,707
Loans:
Oil Companies – Exploration & Production	—	—	2,987	2,987
Other Industries	—	4,515,329	—	4,515,329
Municipal Bonds & Notes	—	1,724,155	—	1,724,155
Common Stocks	—	—	320,979	320,979
Preferred Securities	1,067,353	—	—	1,067,353
Preferred Securities/Capital Securities	—	28,349,529	—	28,349,529
Short-Term Investment Securities:
Registered Investment Companies	29,708,556	—	—	29,708,556
Time Deposits	—	35,311,000	—	35,311,000

Total Investments at Value	$30,775,909	$771,776,860	$384,426	$802,937,195

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$2,015,986	$—	$2,015,986

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$61,529	$—	$61,529

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2015 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of November 30, 2015 is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the–counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: During the period, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to attempt to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of lnvestments. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, High Yield Bond Fund used credit default swaps to manage credit risk.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed- rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following the Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Risks of Entering into Swap Agreements: Risks to the Funds of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of November 30, 2015, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of November 30, 2015, please refer to a schedule following each Fund’s Portfolio of Investments

	Asset Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts
	Futures Contracts(1)(3)	Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Total
Fund
High Yield Bond	$—	$53,851	$48,329	$102,180
Small Cap Value	—	—	—	—
Socially Responsible	—	—	—	—
Strategic Bond	—	—	2,015,986	2,015,986

	Liability Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts
	Futures Contracts(1)(3)	Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Total
Fund
High Yield Bond	$—	$96,860	$—	$96,860
Small Cap Value	33,810	—	—	33,810
Socially Responsible	178,265	—	—	178,265
Strategic Bond	—	—	61,529	61,529

(1)	Represents variation margin on futures contracts
(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Small Cap Value	$277,202
Socially Responsible	2,181,316

The following table represents the average monthly balances of derivatives held during the period ended November 30, 2015.

	Average Amount Outstanding During the Year
	Futures Contracts(1)	Credit Swap Contracts(2)	Foreign Forward Exchange Contracts(2)
Fund
High Yield Bond	$—	$12,835,950	$6,405,514
Small Cap Value	7,196,570	—	—
Socially Responsible	33,142,568	—	—
Strategic Bond	—	—	162,718,967

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

Note 3. Repurchase Agreements

As of November 30, 2015, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market II	0.57%	$2,566,000
Socially Responsible	1.57	7,043,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated November 30, 2015, a bearing interest at a rate of 0.00% per annum, with a principal amount of $447,878,000, a repurchase price of $447,878,000 and maturity date of December 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	10/31/2017	$111,790,000	$111,492,303
U.S. Treasury Notes	2.38	06/30/2018	85,000,000	88,548,665
U.S. Treasury Notes	3.13	05/15/2021	150,000,000	160,529,100
U.S. Treasury Notes	3.38	11/15/2019	50,000,000	53,710,150
U.S. Treasury Notes	3.50	02/15/2018	40,000,000	42,560,200

Note 4. Transactions with Affiliates

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2015	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2015
VALIC Co. I Blue Chip Growth Fund	$—	$—	$25,770,615	$—	$3,744,483	$1,417,779	$57,769	$23,501,680
VALIC Co. I Capital Conservation Fund	—	—	12,084,780	—	3,199,001	(27,240)	62,657	8,921,196
VALIC Co. I Dividend Value Fund	—	—	6,809,583	—	—	—	394,124	7,203,707
VALIC Co. I Emerging Economies Fund	—	—	8,512,756	—	3,622,152	(806,523)	980,971	5,065,052
VALIC Co. I Foreign Value Fund	—	—	25,055,812	662,190	—	—	(18,414)	25,699,588
VALIC Co. I Global Real Estate Fund	—	—	37,088,386	5,571,875	1,139,607	306,184	1,637,304	43,464,142
VALIC Co. I Government Securities Fund	—	—	11,720,409	—	1,869,094	(98,845)	113,741	9,866,211
VALIC Co. I Inflation Protected Fund	—	—	6,147,229	—	2,141,519	(104,294)	90,868	3,992,284
VALIC Co. I International Equities Index Fund	—	—	53,598,627	3,336,343	—	—	577,457	57,512,427
VALIC Co. I International Growth Fund	—	—	26,111,544	789,581	—	—	580,882	27,482,007
VALIC Co. I Mid Cap Index Fund	—	—	20,824,165	947,864	—	—	759,320	22,531,349
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	6,281,073	—	—	—	74,203	6,355,276
VALIC Co. I Nasdaq-100 Index Fund	—	—	15,744,312	—	1,739,192	723,228	617,672	15,346,020
VALIC Co. I Science & Technology Fund	—	—	12,927,808	—	1,649,949	783,871	350,834	12,412,564
VALIC Co. I Small Cap Index Fund	—	—	25,240,442	—	—	—	943,329	26,183,771
VALIC Co. I Small Cap Special Values Fund	—	—	7,706,450	2,501,475	—	—	423,160	10,631,085
VALIC Co. I Stock Index Fund	—	—	18,884,635	4,670,134	4,665,434	(217,931)	1,392,484	20,063,888
VALIC Co. I Value Fund	—	—	1,751,711	—	—	—	79,791	1,831,502
VALIC Co. II Capital Appreciation Fund	—	—	15,534,457	—	—	—	959,621	16,494,078
VALIC Co. II Core Bond Fund	—	—	44,100,331	655,349	7,694,232	(30,607)	110,094	37,140,935
VALIC Co. II High Yield Bond Fund	—	—	21,033,471	6,900,288	—	—	(417,748)	27,516,011
VALIC Co. II International Opportunities Fund	—	—	9,944,537	2,688,340	—	—	374,984	13,007,861
VALIC Co. II Large Cap Value Fund	—	—	6,269,332	182,035	—	—	277,637	6,729,004
VALIC Co. II Mid Cap Growth Fund	—	—	7,781,765	—	—	—	8,833	7,790,598
VALIC Co. II Mid Cap Value Fund	—	—	27,948,619	1,466,949	—	—	1,626,170	31,041,738
VALIC Co. II Small Cap Growth Fund	—	—	10,659,610	—	—	—	208,875	10,868,485
VALIC Co. II Small Cap Value Fund	—	—	15,174,736	2,762,139	—	—	834,335	18,771,210
VALIC Co. II Strategic Bond Fund	—	—	28,204,318	2,602,872	4,477,472	(127,277)	68,261	26,270,702

	$—	$—	$508,911,513	$35,737,434	$35,942,135	$1,818,345	$13,169,214	$523,694,371

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2015	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2015
VALIC Co. I Blue Chip Growth Fund	$—	$—	$8,241,659	$—	$3,969,955	$870,375	$(547,099)	$4,594,980
VALIC Co. I Capital Conservation Fund	—	—	15,268,887	—	882,657	(24,000)	74,013	14,436,243
VALIC Co. I Emerging Economies Fund	—	—	2,766,752	—	2,220,979	(453,806)	531,452	623,419
VALIC Co. I Foreign Value Fund	—	—	11,864,958	—	—	—	(12,855)	11,852,103
VALIC Co. I Global Real Estate Fund	—	—	10,957,965	4,950,439	384,125	(8,330)	565,932	16,081,881
VALIC Co. I Government Securities Fund	—	—	7,341,182	—	965,520	(39,658)	51,540	6,387,544
VALIC Co. I Inflation Protected Fund	—	—	10,045,842	—	1,150,825	18,216	(39,927)	8,873,306
VALIC Co. I International Equities Index Fund	—	—	28,778,237	1,385,804	—	—	300,608	30,464,649
VALIC Co. I International Government Bond Fund	—	—	1,355,226	—	1,354,390	(90,198)	93,809	4,447
VALIC Co. I International Growth Fund	—	—	13,246,930	833,366	—	—	291,716	14,372,012
VALIC Co. I Mid Cap Index Fund	—	—	3,173,232	—	1,598,056	(41,912)	105,032	1,638,296
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	1,903,817	—	—	—	22,492	1,926,309
VALIC Co. I Nasdaq-100 Index Fund	—	—	3,394,272	—	1,980,327	736,313	(508,081)	1,642,177
VALIC Co. I Science & Technology Fund	—	—	3,154,469	—	818,151	145,521	104,291	2,586,130
VALIC Co. I Small Cap Index Fund	—	—	6,329,604	—	1,420,883	(81,850)	264,563	5,091,434
VALIC Co. I Small Cap Special Values Fund	—	—	1,948,066	694,456	—	—	108,427	2,750,949
VALIC Co. I Stock Index Fund	—	—	2,632,147	1,734,678	4,145,939	35,329	106,454	362,669
VALIC Co. I Value Fund	—	—	156,467	170,262	—	—	12,059	338,788
VALIC Co. II Capital Appreciation Fund	—	—	3,286,866	—	—	—	203,041	3,489,907
VALIC Co. II Core Bond Fund	—	—	70,209,752	6,508,259	7,993,076	(76,511)	237,962	68,886,386
VALIC Co. II High Yield Bond Fund	—	—	34,147,106	3,658,398	—	—	(552,869)	37,252,635
VALIC Co. II International Opportunities Fund	—	—	3,646,319	1,252,693	—	—	129,406	5,028,418
VALIC Co. II Large Cap Value Fund	—	—	1,586,068	83,271	—	—	71,469	1,740,808
VALIC Co. II Mid Cap Growth Fund	—	—	1,965,116	—	—	—	2,230	1,967,346
VALIC Co. II Mid Cap Value Fund	—	—	6,426,175	—	—	—	362,245	6,788,420
VALIC Co. II Small Cap Growth Fund	—	—	1,685,011	—	—	—	33,018	1,718,029
VALIC Co. II Small Cap Value Fund	—	—	2,399,050	2,511,969	—	—	180,972	5,091,991
VALIC Co. II Strategic Bond Fund	—	—	67,869,332	1,046,382	437,038	30,962	(216,195)	68,293,443

	$—	$—	$325,780,507	$24,829,977	$29,321,921	$1,020,451	$1,975,705	$324,284,719

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2015	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2015
VALIC Co. I Blue Chip Growth Fund	$—	$—	$31,670,997	$—	$5,123,568	$1,991,243	$(203,330)	$28,335,342
VALIC Co. I Capital Conservation Fund	—	—	33,759,892	—	4,209,923	(123,897)	229,607	29,655,679
VALIC Co. I Dividend Value Fund	—	—	7,622,383	—	—	—	441,167	8,063,550
VALIC Co. I Emerging Economies Fund	—	—	8,597,667	—	5,287,984	(1,364,327)	1,594,178	3,539,534
VALIC Co. I Foreign Value Fund	—	—	29,554,223	884,539	—	—	(20,356)	30,418,406
VALIC Co. I Global Real Estate Fund	—	—	48,841,329	12,988,572	389,364	27,599	2,545,406	64,013,542
VALIC Co. I Government Securities Fund	—	—	18,117,881	—	2,606,570	(133,673)	160,731	15,538,369
VALIC Co. I Inflation Protected Fund	—	—	14,060,219	—	7,732,050	(464,594)	423,102	6,286,677
VALIC Co. I International Equities Index Fund	—	—	71,151,189	2,295,803	644,467	30,689	731,528	73,564,742
VALIC Co. I International Government Bond Fund	—	—	1,673,500	—	1,672,182	(111,461)	115,918	5,775
VALIC Co. I International Growth Fund	—	—	35,027,294	3,242,217	—	—	799,766	39,069,277
VALIC Co. I Mid Cap Index Fund	—	—	25,237,619	—	1,246,105	140,998	721,806	24,854,318
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	7,820,393	—	—	—	92,389	7,912,782
VALIC Co. I Nasdaq-100 Index Fund	—	—	18,139,486	—	3,228,797	1,360,728	158,825	16,430,242
VALIC Co. I Science & Technology Fund	—	—	11,825,025	—	1,726,895	637,990	385,743	11,121,863
VALIC Co. I Small Cap Index Fund	—	—	36,791,126	—	4,222,809	(83,000)	1,297,986	33,783,303
VALIC Co. I Small Cap Special Values Fund	—	—	8,831,029	1,263,928	—	—	447,275	10,542,232
VALIC Co. I Stock Index Fund	—	—	15,737,605	7,471,396	8,446,148	(157,111)	1,078,268	15,684,010
VALIC Co. I Value Fund	—	—	1,556,381	450,593	—	—	83,945	2,090,919
VALIC Co. II Capital Appreciation Fund	—	—	18,141,101	—	—	—	1,120,643	19,261,744
VALIC Co. II Core Bond Fund	—	—	140,436,913	5,808,977	23,676,285	(239,975)	535,346	122,864,976
VALIC Co. II High Yield Bond Fund	—	—	38,103,971	19,103,164	—	—	(831,984)	56,375,151
VALIC Co. II International Opportunities Fund	—	—	9,642,877	4,262,993	—	—	417,032	14,322,902
VALIC Co. II Large Cap Value Fund	—	—	7,347,510	759,303	—	—	343,424	8,450,237
VALIC Co. II Mid Cap Growth Fund	—	—	9,386,882	—	—	—	10,655	9,397,537
VALIC Co. II Mid Cap Value Fund	—	—	37,578,792	—	—	—	2,118,328	39,697,120
VALIC Co. II Small Cap Growth Fund	—	—	8,465,933	—	—	—	165,890	8,631,823
VALIC Co. II Small Cap Value Fund	—	—	13,910,709	4,197,189	—	—	804,206	18,912,104
VALIC Co. II Strategic Bond Fund	—	—	89,461,946	10,450,963	12,410	1,375	(249,729)	99,652,145

	$—	$—	$798,491,872	$73,179,637	$70,225,557	$1,512,584	$15,517,765	$818,476,301

Note 5. Federal Income Taxes

As of November 30, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$498,287,311	$40,075,614	$(14,668,554)	$25,407,060
Capital Appreciation	69,262,108	20,314,076	(1,892,147)	18,421,929
Conservative Growth Lifestyle	331,718,713	5,332,437	(12,766,431)	(7,433,994)
Core Bond	1,245,131,462	5,607,454	(17,035,124)	(11,427,670)
High Yield Bond	545,433,549	6,788,609	(31,838,723)	(25,050,114)
International Opportunities Fund	568,487,819	121,751,384	(31,561,523)	90,189,861
Large Cap Value	188,926,594	22,680,406	(6,991,493)	15,688,913
Mid Cap Growth	147,317,068	16,389,302	(4,072,543)	12,316,759
Mid Cap Value	866,965,212	155,026,955	(33,149,301)	121,877,654
Moderate Growth Lifestyle	795,797,823	44,046,083	(21,367,605)	22,678,478
Money Market	174,907,936	—	—	—
Small Cap Growth	119,589,185	22,244,713	(9,687,790)	12,556,923
Small Cap Value	527,835,013	83,311,387	(52,900,097)	30,411,290
Socially Responsible	608,113,843	766,310,625	(1,239,918)	765,070,707
Strategic Bond	839,567,903	5,250,128	(41,880,836)	(36,630,708)

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	January 28, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	January 28, 2016